UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number    811-21714

  MML Series Investment Fund II

                                                 (Exact name of registrant as specified in charter)

  100 Bright Meadow Blvd., Enfield, CT                                 06082

                    (Address of principal executive offices)                                                         (Zip code)

  Jeffrey M. Dube

  100 Bright Meadow Blvd., Enfield, CT                                 06082

                                                                          (Name and address of agent for service)

Registrant’s telephone number, including area code:    (860) 562-1000

Date of fiscal year end:    12/31/2016

Date of reporting period:    3/31/2016

Item 1. Schedule of Investments.

MML Asset Momentum Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 50.8%

COMMON STOCK — 50.8%
Communications — 1.4%
Telecommunications — 1.4%
Drillisch AG	3,800	$155,610
NTT DOCOMO, Inc.	5,600	126,747

		282,357

Consumer, Cyclical — 26.1%
Apparel — 3.1%
Nike, Inc. Class B	9,800	602,406

Auto Manufacturers — 0.5%
Fuji Heavy Industries Ltd.	3,000	105,617

Distribution & Wholesale — 1.4%
Watsco, Inc.	2,100	282,954

Home Builders — 5.3%
NVR, Inc. (a)	600	1,039,440

Leisure Time — 0.8%
Harley-Davidson, Inc.	3,000	153,990

Retail — 14.2%
ABC-Mart, Inc.	1,600	102,336
Dollarama, Inc.	6,100	429,243
The Home Depot, Inc.	4,400	587,092
O’Reilly Automotive, Inc. (a)	3,700	1,012,542
Texas Roadhouse, Inc.	14,800	644,984

		2,776,197

Textiles — 0.8%
Mohawk Industries, Inc. (a)	800	152,720

		5,113,324

Consumer, Non-cyclical — 11.3%
Agriculture — 1.3%
Japan Tobacco, Inc.	2,800	116,407
Reynolds American, Inc.	3,000	150,930

		267,337

Biotechnology — 1.6%
Celgene Corp. (a)	900	90,081
CSL Ltd.	2,800	217,192

		307,273

Commercial Services — 4.5%
Equifax, Inc.	7,700	880,033

Foods — 0.5%
Nestle SA	1,300	97,076

Health Care – Products — 0.5%
Advanced Medical Solutions Group PLC	35,300	92,017

Health Care – Services — 2.9%
Fresenius SE & Co. KGaA	5,900	431,034

	Number of Shares	Value
Ramsay Health Care Ltd.	3,000	$140,972

		572,006

		2,215,742

Financial — 2.4%
Diversified Financial — 1.9%
MasterCard, Inc. Class A	3,800	359,100

Diversified Financial Services — 0.5%
Onex Corp.	1,700	103,617

		462,717

Industrial — 3.2%
Hand & Machine Tools — 2.2%
Snap-on, Inc.	2,700	423,873

Machinery – Diversified — 1.0%
Krones AG	1,600	192,699

		616,572

Technology — 6.4%
Computers — 2.1%
Amdocs Ltd.	5,200	314,184
Cognizant Technology Solutions Corp. Class A (a)	1,600	100,320

		414,504

Software — 4.3%
Constellation Software, Inc.	300	122,839
EMIS Group PLC	11,800	171,780
Nexus AG	3,400	64,051
SS&C Technologies Holdings, Inc	7,400	469,308

		827,978

		1,242,482

TOTAL COMMON STOCK (Cost $9,260,433)		9,933,194

TOTAL EQUITIES (Cost $9,260,433)		9,933,194

	Principal Amount
BONDS & NOTES — 5.1%

U.S. TREASURY OBLIGATIONS — 5.1%
U.S. Treasury Bonds & Notes — 5.1%
U.S. Treasury Note (b) 0.250% 5/15/16	$1,000,000	999,902

TOTAL U.S. TREASURY OBLIGATIONS (Cost $999,805)		999,902

TOTAL BONDS & NOTES (Cost $999,805)		999,902

The accompanying notes are an integral part of the portfolio of investments.

MML Asset Momentum Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 6.3%
Diversified Financial — 6.3%
iShares MSCI Brazil Capped Index Fund	8,000	$210,400
iShares MSCI India ETF	6,600	178,992
iShares MSCI South Korea Capped Index Fund	4,000	211,280
iShares MSCI Taiwan Index Fund	12,000	166,320
Market Vectors Russia ETF	11,000	179,960
Vanguard Total Stock Market ETF	2,800	293,496

		1,240,448

TOTAL MUTUAL FUNDS (Cost $1,242,261)		1,240,448

	Units
PURCHASED OPTIONS — 0.0%
Financial — 0.0%
Diversified Financial — 0.0%
Williams-sonoma, Inc., Call, Expires 4/15/16, Strike 60.00	40	200

TOTAL PURCHASED OPTIONS (Cost $13,720)		200

TOTAL LONG-TERM INVESTMENTS (Cost $11,516,219)		12,173,744

	Principal Amount
SHORT-TERM INVESTMENTS — 37.7%
Repurchase Agreement — 37.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (c)	$7,381,743	7,381,743

TOTAL SHORT-TERM INVESTMENTS (Cost $7,381,743)		7,381,743

TOTAL INVESTMENTS — 99.9% (Cost $18,897,962) (d)		19,555,487

Other Assets/(Liabilities) — 0.1%		10,135

NET ASSETS — 100.0%		$19,565,622

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(c)	Maturity value of $7,381,745. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $7,530,216.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 69.5%

COMMON STOCK — 69.4%
Basic Materials — 1.1%
Chemicals — 0.8%
Air Products & Chemicals, Inc.	5	$720
Airgas, Inc.	2	283
CF Industries Holdings, Inc.	2,590	81,171
The Dow Chemical Co.	43,673	2,221,209
E.I. du Pont de Nemours & Co.	8,860	561,015
Eastman Chemical Co.	5,270	380,652
Ecolab, Inc.	2	223
LyondellBasell Industries NV Class A	14,900	1,275,142
Monsanto Co.	14	1,228
The Mosaic Co.	23,700	639,900
PPG Industries, Inc.	8	892
Praxair, Inc.	6	687
The Sherwin-Williams Co.	3	854

		5,163,976

Forest Products & Paper — 0.1%
International Paper Co.	3,587	147,210

Iron & Steel — 0.1%
Nucor Corp.	14,956	707,419

Mining — 0.1%
Alcoa, Inc.	26	249
Freeport-McMoRan, Inc.	64	662
Newmont Mining Corp.	23,670	629,149
Vulcan Materials Co.	65	6,862

		636,922

		6,655,527

Communications — 8.9%
Advertising — 0.3%
The Interpublic Group of Companies, Inc.	32,422	744,085
Nielsen Holdings PLC	10,600	558,196
Omnicom Group, Inc.	3,747	311,863

		1,614,144

Internet — 3.0%
Akamai Technologies, Inc. (a)	26	1,445
Alphabet, Inc. Class A (a)	6,710	5,119,059
Alphabet, Inc. Class C (a)	5,181	3,859,586
Amazon.com, Inc. (a)	3,220	1,911,521
eBay, Inc. (a)	33,377	796,375
Expedia, Inc.	5,157	556,028
F5 Networks, Inc. (a)	1,570	166,184
Facebook, Inc. Class A (a)	40,400	4,609,640
Netflix, Inc. (a)	6,533	667,869
The Priceline Group, Inc. (a)	1,071	1,380,476
Symantec Corp.	55	1,011
TripAdvisor, Inc. (a)	37	2,461

	Number of Shares	Value
VeriSign, Inc. (a)	691	$61,181
Yahoo!, Inc. (a)	29	1,067

		19,133,903

Media — 2.3%
Cablevision Systems Corp. Class A	40,600	1,339,800
CBS Corp. Class B	57	3,140
Comcast Corp. Class A	17,612	1,075,741
Discovery Communications, Inc. Series A (a)	31,100	890,393
Discovery Communications, Inc. Series C (a)	3,900	105,300
News Corp. Class A	38,466	491,211
Scripps Networks Interactive Class A	25,372	1,661,866
TEGNA, Inc.	70,612	1,656,557
Time Warner Cable, Inc.	4,746	971,127
Time Warner, Inc.	24,715	1,793,073
Twenty-First Century Fox Class A	19,567	545,528
Viacom, Inc. Class B	28,810	1,189,277
The Walt Disney Co.	28,542	2,834,506

		14,557,519

Telecommunications — 3.3%
AT&T, Inc.	54,853	2,148,592
CenturyLink, Inc.	61,128	1,953,651
Cisco Systems, Inc.	181,442	5,165,654
Corning, Inc.	34,567	722,105
Frontier Communications Corp.	216,556	1,210,548
Harris Corp.	8,070	628,330
Juniper Networks, Inc.	38,789	989,507
Motorola Solutions, Inc.	15,237	1,153,441
Verizon Communications, Inc.	121,555	6,573,694

		20,545,522

		55,851,088

Consumer, Cyclical — 8.8%
Airlines — 0.7%
American Airlines Group, Inc.	38,300	1,570,683
Delta Air Lines, Inc.	39,100	1,903,388
Southwest Airlines Co.	27,283	1,222,278

		4,696,349

Apparel — 0.9%
Michael Kors Holdings Ltd. (a)	29,700	1,691,712
Nike, Inc. Class B	34,884	2,144,319
Ralph Lauren Corp.	17,250	1,660,485
VF Corp.	2,300	148,948

		5,645,464

Auto Manufacturers — 0.5%
Ford Motor Co.	128,513	1,734,926
General Motors Co.	53,200	1,672,076
Paccar, Inc.	22	1,203

		3,408,205

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Automotive & Parts — 0.2%
The Goodyear Tire & Rubber Co.	42,151	$1,390,140
Johnson Controls, Inc.	72	2,806

		1,392,946

Distribution & Wholesale — 0.2%
Fastenal Co.	82	4,018
Genuine Parts Co.	2,834	281,586
W.W. Grainger, Inc.	2,882	672,745

		958,349

Home Builders — 0.0%
D.R. Horton, Inc.	47	1,421
PulteGroup, Inc.	73	1,366

		2,787

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,869	166,416
Whirlpool Corp.	1,573	283,675

		450,091

Housewares — 0.0%
Newell Rubbermaid, Inc.	5,738	254,136

Leisure Time — 0.2%
Carnival Corp.	23,864	1,259,303
Harley-Davidson, Inc.	2	103

		1,259,406

Lodging — 0.5%
Marriott International, Inc. Class A	14,469	1,029,903
Starwood Hotels & Resorts Worldwide, Inc.	1,815	151,426
Wyndham Worldwide Corp.	22,609	1,728,006
Wynn Resorts Ltd.	8	747

		2,910,082

Retail — 5.3%
AutoNation, Inc. (a)	99	4,621
AutoZone, Inc. (a)	494	393,565
Bed Bath & Beyond, Inc. (a)	35,064	1,740,577
Best Buy Co., Inc.	57,792	1,874,772
Coach, Inc.	6,220	249,360
Costco Wholesale Corp.	4,086	643,872
CVS Health Corp.	12,494	1,296,003
Darden Restaurants, Inc.	23,954	1,588,150
Dollar General Corp.	3,200	273,920
Dollar Tree, Inc. (a)	48	3,958
GameStop Corp. Class A	36,851	1,169,282
The Gap, Inc.	23,090	678,846
The Home Depot, Inc.	12,747	1,700,832
Kohl’s Corp.	32,930	1,534,867
L Brands, Inc.	2,200	193,182
Lowe’s Cos., Inc.	24,595	1,863,071
Macy’s, Inc.	24,051	1,060,408
McDonald’s Corp.	29,070	3,653,518
Nordstrom, Inc.	24,308	1,390,661

	Number of Shares	Value
O’Reilly Automotive, Inc. (a)	3,343	$914,845
PVH Corp.	2,330	230,810
Ross Stores, Inc.	2,844	164,668
Staples, Inc.	168,765	1,861,478
Starbucks Corp.	31,954	1,907,654
Target Corp.	28,286	2,327,372
Tiffany & Co.	802	58,851
The TJX Cos., Inc.	9,906	776,135
Wal-Mart Stores, Inc.	38,822	2,658,919
Walgreens Boots Alliance, Inc.	11,757	990,410
Yum! Brands, Inc.	235	19,235

		33,223,842

Textiles — 0.0%
Cintas Corp.	1,878	168,663

Toys, Games & Hobbies — 0.2%
Hasbro, Inc.	3,861	309,266
Mattel, Inc.	24,090	809,906

		1,119,172

		55,489,492

Consumer, Non-cyclical — 15.7%
Agriculture — 1.5%
Altria Group, Inc.	36,559	2,290,787
Archer-Daniels-Midland Co.	55,892	2,029,438
Philip Morris International, Inc.	42,336	4,153,585
Reynolds American, Inc.	22,576	1,135,799

		9,609,609

Beverages — 0.8%
Brown-Forman Corp. Class B	6	591
The Coca-Cola Co.	1,430	66,338
Coca-Cola Enterprises, Inc.	10,178	516,432
Constellation Brands, Inc. Class A	4,922	743,665
Dr. Pepper Snapple Group, Inc.	11,204	1,001,862
Molson Coors Brewing Co. Class B	4,933	474,456
Monster Beverage Corp. (a)	1,200	160,056
PepsiCo, Inc.	21,520	2,205,369

		5,168,769

Biotechnology — 1.7%
Amgen, Inc.	28,501	4,273,155
Biogen, Inc. (a)	3,662	953,292
Celgene Corp. (a)	6	600
Gilead Sciences, Inc.	58,410	5,365,543

		10,592,590

Commercial Services — 1.1%
The ADT Corp.	6,900	284,694
Automatic Data Processing, Inc.	4,809	431,415
Equifax, Inc.	6,042	690,540
H&R Block, Inc.	63	1,664
The McGraw Hill Financial, Inc.	48	4,751
McKesson Corp.	3,735	587,329
Moody’s Corp.	3,330	321,545

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Paychex, Inc.	5,164	$278,908
PayPal Holdings, Inc. (a)	77	2,972
Quanta Services, Inc. (a)	68,313	1,541,141
Robert Half International, Inc.	26	1,211
Total System Services, Inc.	7,107	338,151
United Rentals, Inc. (a)	4,980	309,706
Visa, Inc. Class A	2,012	153,878
Western Union Co.	92,188	1,778,307

		6,726,212

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.	6,456	456,117
The Estee Lauder Cos., Inc. Class A	7,910	745,992
The Procter & Gamble Co.	13,629	1,121,803

		2,323,912

Foods — 1.7%
Campbell Soup Co.	17,624	1,124,235
ConAgra Foods, Inc.	3,574	159,472
General Mills, Inc.	12,462	789,468
The Hershey Co.	1,647	151,672
Hormel Foods Corp.	26,732	1,155,892
The J.M. Smucker Co.	1,925	249,942
Kellogg Co.	8,428	645,163
The Kraft Heinz Co.	11,658	915,852
The Kroger Co.	24,558	939,343
McCormick & Co., Inc.	161	16,016
Mondelez International, Inc. Class A	37,275	1,495,473
Sysco Corp.	25,334	1,183,858
Tyson Foods, Inc. Class A	26,901	1,793,221
Whole Foods Market, Inc.	50	1,556

		10,621,163

Health Care – Products — 3.1%
Baxter International, Inc.	33,861	1,391,010
Becton, Dickinson & Co.	820	124,492
Boston Scientific Corp. (a)	5,004	94,125
C.R. Bard, Inc.	4,082	827,299
Edwards Lifesciences Corp. (a)	9,340	823,881
Hologic, Inc. (a)	35,500	1,224,750
Intuitive Surgical, Inc. (a)	1,196	718,856
Johnson & Johnson	97,752	10,576,766
Medtronic PLC	31,900	2,392,500
St. Jude Medical, Inc.	3,491	192,005
Stryker Corp.	450	48,281
Varian Medical Systems, Inc. (a)	10,497	839,970
Zimmer Biomet Holdings, Inc.	2,455	261,777

		19,515,712

Health Care – Services — 1.5%
Aetna, Inc.	6,227	699,603
Anthem, Inc.	10,826	1,504,706
Cigna Corp.	712	97,715
DaVita HealthCare Partners, Inc. (a)	30	2,201
DENTSPLY SIRONA, Inc.	10,656	656,729

	Number of Shares	Value
HCA Holdings, Inc. (a)	20,700	$1,615,635
Humana, Inc.	1,084	198,318
Laboratory Corporation of America Holdings (a)	2	234
Quest Diagnostics, Inc.	3,309	236,428
Tenet Healthcare Corp. (a)	28,549	825,923
Thermo Fisher Scientific, Inc.	1	142
UnitedHealth Group, Inc.	27,794	3,582,647
Universal Health Services, Inc. Class B	710	88,551

		9,508,832

Household Products — 0.2%
Avery Dennison Corp.	4,615	332,788
The Clorox Co.	5,043	635,720
Kimberly-Clark Corp.	665	89,449

		1,057,957

Pharmaceuticals — 3.7%
Abbott Laboratories	19,522	816,605
AbbVie, Inc.	57,522	3,285,657
Allergan PLC (a)	541	145,004
AmerisourceBergen Corp.	12,607	1,091,136
Baxalta, Inc.	6,761	273,144
Bristol-Myers Squibb Co.	10,867	694,184
Cardinal Health, Inc.	6,678	547,262
Eli Lilly & Co.	13,814	994,746
Endo International PLC (a)	47,800	1,345,570
Express Scripts Holding Co. (a)	28,501	1,957,734
Mallinckrodt PLC (a)	25,100	1,538,128
Mead Johnson Nutrition Co.	7,212	612,804
Merck & Co., Inc.	66,083	3,496,451
Mylan NV (a)	30,847	1,429,758
Patterson Cos., Inc.	86	4,002
Pfizer, Inc.	166,841	4,945,167
Zoetis, Inc.	6,820	302,331

		23,479,683

		98,604,439

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	37	598

Energy — 3.9%
Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	8,800	602,536

Oil & Gas — 3.4%
Anadarko Petroleum Corp.	48	2,235
Apache Corp.	16,421	801,509
Cabot Oil & Gas Corp.	48	1,090
Chesapeake Energy Corp.	156,490	644,739
Chevron Corp.	33,778	3,222,421
ConocoPhillips	12,739	513,000
Devon Energy Corp.	17,247	473,258
Diamond Offshore Drilling, Inc.	51,278	1,114,271

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ensco PLC Class A	200	$2,074
EOG Resources, Inc.	78	5,661
EQT Corp.	97	6,524
Exxon Mobil Corp.	66,597	5,566,843
Helmerich & Payne, Inc.	60	3,523
Hess Corp.	6,332	333,380
Marathon Oil Corp.	93,927	1,046,347
Marathon Petroleum Corp.	27,506	1,022,673
Murphy Oil Corp.	6,611	166,531
Noble Energy, Inc.	56	1,759
Occidental Petroleum Corp.	15	1,026
Phillips 66	20,569	1,781,070
Pioneer Natural Resources Co.	1	141
Range Resources Corp.	99	3,206
Southwestern Energy Co. (a)	119,800	966,786
Tesoro Corp.	16,987	1,461,052
Valero Energy Corp.	35,800	2,296,212

		21,437,331

Oil & Gas Services — 0.4%
Baker Hughes, Inc.	1,131	49,572
Cameron International Corp. (a)	7,106	476,457
FMC Technologies, Inc. (a)	40	1,094
Halliburton Co.	67	2,393
National Oilwell Varco, Inc.	5,594	173,974
Schlumberger Ltd.	44	3,245
Transocean Ltd.	160,800	1,469,712

		2,176,447

Pipelines — 0.0%
Columbia Pipeline Group, Inc.	13	326
Kinder Morgan, Inc.	38	679
Spectra Energy Corp.	64	1,959
The Williams Cos., Inc.	48	771

		3,735

		24,220,049

Financial — 10.5%
Banks — 3.3%
Bank of America Corp.	220,398	2,979,781
The Bank of New York Mellon Corp.	30,007	1,105,158
BB&T Corp.	18,566	617,691
Capital One Financial Corp.	21,542	1,493,076
Comerica, Inc.	4,421	167,423
Fifth Third Bancorp	87,121	1,454,049
Huntington Bancshares, Inc.	6,800	64,872
KeyCorp	72,064	795,587
M&T Bank Corp.	1,355	150,405
Northern Trust Corp.	5,059	329,695
The PNC Financial Services Group, Inc.	18,118	1,532,239
Regions Financial Corp.	228,215	1,791,488
State Street Corp.	8,176	478,459
SunTrust Banks, Inc.	28,300	1,021,064

	Number of Shares	Value
U.S. Bancorp	29,202	$1,185,309
Wells Fargo & Co.	99,016	4,788,414
Zions Bancorp	33,141	802,344

		20,757,054

Diversified Financial — 3.0%
American Express Co.	22,449	1,378,369
Ameriprise Financial, Inc.	1,736	163,201
BlackRock, Inc.	2,650	902,511
The Charles Schwab Corp.	12	336
Citigroup, Inc.	99,951	4,172,954
CME Group, Inc.	7,990	767,440
Discover Financial Services	17,483	890,234
E*TRADE Financial Corp. (a)	16,761	410,477
Franklin Resources, Inc.	87	3,397
The Goldman Sachs Group, Inc.	2,150	337,507
Intercontinental Exchange, Inc.	3,193	750,802
Invesco Ltd.	8,012	246,529
JP Morgan Chase & Co.	83,522	4,946,173
Legg Mason, Inc.	26	902
MasterCard, Inc. Class A	10,000	945,000
Morgan Stanley	41,497	1,037,840
The Nasdaq, Inc.	20,345	1,350,501
Navient Corp.	18,691	223,731
Synchrony Financial (a)	20,100	576,066
T. Rowe Price Group, Inc.	306	22,479

		19,126,449

Insurance — 3.0%
Aflac, Inc.	26,072	1,646,186
The Allstate Corp.	12,035	810,798
American International Group, Inc.	30,946	1,672,631
Aon PLC	3,445	359,830
Assurant, Inc.	1,596	123,131
Berkshire Hathaway, Inc. Class B (a)	12,876	1,826,847
Chubb Ltd.	13,978	1,665,479
Cincinnati Financial Corp.	24,819	1,622,170
The Hartford Financial Services Group, Inc.	30,752	1,417,052
Lincoln National Corp.	10,951	429,279
Loews Corp.	1,883	72,044
Marsh & McLennan Cos., Inc.	5,813	353,372
MetLife, Inc.	24,990	1,098,061
Principal Financial Group, Inc.	4,529	178,669
The Progressive Corp.	18,114	636,526
Prudential Financial, Inc.	16,827	1,215,246
Torchmark Corp.	2,682	145,257
The Travelers Cos., Inc.	15,707	1,833,164
Unum Group	49,331	1,525,315
XL Group PLC	4,488	165,158

		18,796,215

Real Estate — 0.0%
CBRE Group, Inc. (a)	6,287	181,191

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 1.1%
American Tower Corp.	589	$60,296
Apartment Investment & Management Co. Class A	785	32,829
AvalonBay Communities, Inc.	2,081	395,806
Boston Properties, Inc.	3	381
Crown Castle International Corp.	2,100	181,650
Equity Residential	7,356	551,921
Essex Property Trust, Inc.	1,500	350,790
General Growth Properties, Inc.	19,700	585,681
HCP, Inc.	4,935	160,782
Host Hotels & Resorts, Inc.	4,537	75,768
Iron Mountain, Inc.	48	1,628
Kimco Realty Corp.	43,967	1,265,370
The Macerich Co.	2,400	190,176
Prologis, Inc.	10,338	456,733
Public Storage	2,923	806,251
Simon Property Group, Inc.	635	131,883
SL Green Realty Corp.	2,300	222,824
Ventas, Inc.	25	1,574
Vornado Realty Trust	8,973	847,320
Welltower, Inc.	8,072	559,713
Weyerhaeuser Co.	26	805

		6,880,181

Savings & Loans — 0.1%
People’s United Financial, Inc.	25,351	403,842

		66,144,932

Industrial — 7.1%
Aerospace & Defense — 1.1%
The Boeing Co.	5,462	693,346
General Dynamics Corp.	602	79,085
L-3 Communications Holdings, Inc.	13,290	1,574,865
Lockheed Martin Corp.	2,135	472,903
Northrop Grumman Corp.	7,488	1,481,875
Raytheon Co.	5,149	631,422
Rockwell Collins, Inc.	2,268	209,132
United Technologies Corp.	16,070	1,608,607

		6,751,235

Airlines — 0.3%
United Continental Holdings, Inc. (a)	32,000	1,915,520

Building Materials — 0.3%
Masco Corp.	60,325	1,897,221

Electrical Components & Equipment — 0.1%
Emerson Electric Co.	15,169	824,890

Electronics — 0.5%
Agilent Technologies, Inc.	16,263	648,081
Allegion PLC	16,533	1,053,317
Amphenol Corp. Class A	64	3,701
FLIR Systems, Inc.	52	1,713
PerkinElmer, Inc.	20	989
TE Connectivity Ltd.	15,100	934,992

	Number of Shares	Value
Waters Corp. (a)	5,060	$667,515

		3,310,308

Engineering & Construction — 0.2%
Fluor Corp.	16,509	886,533
Jacobs Engineering Group, Inc. (a)	3,520	153,296

		1,039,829

Environmental Controls — 0.0%
Republic Services, Inc.	337	16,058
Stericycle, Inc. (a)	97	12,240
Waste Management, Inc.	3,073	181,307

		209,605

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,671	262,330
Stanley Black & Decker, Inc.	4,629	487,017

		749,347

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	19,975	1,528,887

Machinery – Diversified — 0.4%
Cummins, Inc.	5,445	598,623
Deere & Co.	13,450	1,035,515
Flowserve Corp.	2,170	96,370
Rockwell Automation, Inc.	4,693	533,829
Roper Technologies, Inc.	713	130,315
Xylem, Inc.	3,355	137,220

		2,531,872

Manufacturing — 2.7%
3M Co.	2	333
Danaher Corp.	2,856	270,920
Dover Corp.	3,873	249,150
Eaton Corp. PLC	12,566	786,129
General Electric Co.	342,886	10,900,346
Honeywell International, Inc.	14,722	1,649,600
Illinois Tool Works, Inc.	11,155	1,142,718
Leggett & Platt, Inc.	1,686	81,603
Parker Hannifin Corp.	12,948	1,438,264
Pentair PLC	23	1,248
Textron, Inc.	6,372	232,323

		16,752,634

Packaging & Containers — 0.4%
Ball Corp.	3,002	214,013
Owens-Illinois, Inc. (a)	58,216	929,127
Sealed Air Corp.	25,953	1,246,004
WestRock Co.	67	2,615

		2,391,759

Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	7,720	573,056
CSX Corp.	7	180
Expeditors International of Washington, Inc.	13,526	660,204

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
FedEx Corp.	4,220	$686,678
Norfolk Southern Corp.	13	1,082
Ryder System, Inc.	1,138	73,720
Union Pacific Corp.	7,032	559,396
United Parcel Service, Inc. Class B	16,840	1,776,115

		4,330,431

		44,233,538

Technology — 10.9%
Computers — 4.8%
Accenture PLC Class A	6,340	731,636
Apple, Inc.	112,047	12,212,002
Cognizant Technology Solutions Corp. Class A (a)	9,256	580,351
CSRA, Inc.	56,826	1,528,619
EMC Corp.	42,924	1,143,925
Hewlett Packard Enterprise Co.	113,674	2,015,440
HP, Inc.	138,574	1,707,232
International Business Machines Corp.	24,300	3,680,235
NetApp, Inc.	63,798	1,741,047
SanDisk Corp.	4,383	333,459
Seagate Technology PLC	41,800	1,440,010
Teradata Corp. (a)	62,186	1,631,761
Western Digital Corp.	21,862	1,032,761

		29,778,478

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc.	57,689	1,242,621
Xerox Corp.	117,945	1,316,267

		2,558,888

Semiconductors — 1.7%
Analog Devices, Inc.	54	3,196
Applied Materials, Inc.	39	826
Broadcom Ltd.	1,959	302,666
Intel Corp.	90,723	2,934,889
KLA-Tencor Corp.	24,989	1,819,449
Lam Research Corp.	4,123	340,560
Linear Technology Corp.	1,805	80,431
Microchip Technology, Inc.	4,621	222,732
Micron Technology, Inc. (a)	101,817	1,066,024
NVIDIA Corp.	45,826	1,632,780
QUALCOMM, Inc.	31,300	1,600,682
Skyworks Solutions, Inc.	90	7,011
Texas Instruments, Inc.	10,174	584,191
Xilinx, Inc.	7,356	348,895

		10,944,332

Software — 4.0%
Activision Blizzard, Inc.	15,400	521,136
Adobe Systems, Inc. (a)	9,840	922,992
Autodesk, Inc. (a)	1,537	89,622
CA, Inc.	45,773	1,409,351
Citrix Systems, Inc. (a)	17,777	1,396,917

	Number of Shares	Value
The Dun & Bradstreet Corp.	2,846	$293,366
Electronic Arts, Inc. (a)	9,037	597,436
Fidelity National Information Services, Inc.	1,300	82,303
Fiserv, Inc. (a)	7,776	797,662
Intuit, Inc.	6,430	668,784
Microsoft Corp.	223,295	12,332,583
Oracle Corp.	120,157	4,915,623
Red Hat, Inc. (a)	4,721	351,762
Salesforce.com, Inc. (a)	6,644	490,526

		24,870,063

		68,151,761

Utilities — 2.5%
Electric — 2.4%
The AES Corp.	82,687	975,707
Ameren Corp.	660	33,066
American Electric Power Co., Inc.	8,385	556,764
CenterPoint Energy, Inc.	6,431	134,537
CMS Energy Corp.	7,903	335,403
Consolidated Edison, Inc.	10,182	780,145
Dominion Resources, Inc.	1,716	128,906
DTE Energy Co.	960	87,034
Duke Energy Corp.	6,690	539,749
Edison International	18,626	1,339,023
Entergy Corp.	22,798	1,807,425
Eversource Energy	812	47,372
Exelon Corp.	26,340	944,552
FirstEnergy Corp.	39,680	1,427,290
NextEra Energy, Inc.	10,410	1,231,919
NRG Energy, Inc.	55,000	715,550
PG&E Corp.	1,316	78,592
Pinnacle West Capital Corp.	1,496	112,305
PPL Corp.	33,918	1,291,258
Public Service Enterprise Group, Inc.	17,624	830,795
SCANA Corp.	3,647	255,837
The Southern Co.	20,122	1,040,911
TECO Energy, Inc.	95	2,615
WEC Energy Group, Inc.	4,542	272,838
Xcel Energy, Inc.	5,472	228,839

		15,198,432

Gas — 0.1%
AGL Resources, Inc.	2,562	166,889
NiSource, Inc.	713	16,798
Sempra Energy	4,261	443,357

		627,044

		15,825,476

TOTAL COMMON STOCK (Cost $331,382,554)		435,176,900

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.1%
Energy — 0.0%
Oil & Gas — 0.0%
Southwestern Energy Co. 6.250%	4,750	$93,147

Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%, 3 mo. USD LIBOR + 3.165%, VRN	20,000	521,400

TOTAL PREFERRED STOCK (Cost $737,500)		614,547

TOTAL EQUITIES (Cost $332,120,054)		435,791,447

	Principal Amount
BONDS & NOTES — 30.6%

CORPORATE DEBT — 10.6%
Advertising — 0.0%
WPP Finance 2010 4.750% 11/21/21	$85,000	93,795
WPP Finance 2010 5.625% 11/15/43	204,000	210,951

		304,746

Aerospace & Defense — 0.1%
Exelis, Inc. 4.250% 10/01/16	315,000	319,450
United Technologies Corp. 6.125% 7/15/38	80,000	103,337

		422,787

Agriculture — 0.2%
Altria Group, Inc. 4.250% 8/09/42	105,000	109,176
Bunge Ltd. Finance Corp. 3.200% 6/15/17	225,000	226,555
Bunge Ltd. Finance Corp. 3.500% 11/24/20	160,000	162,364
Imperial Brands Finance PLC (b) 2.950% 7/21/20	380,000	390,644
Philip Morris International, Inc. 6.375% 5/16/38	35,000	46,724
Reynolds American, Inc. 3.250% 6/12/20	130,000	135,948
Reynolds American, Inc. 5.850% 8/15/45	120,000	146,539

		1,217,950

Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	40,894	40,517

	Principal Amount	Value
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	$98,892	$96,914
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	340,000	341,700
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	126,136	130,236

		609,367

Auto Manufacturers — 0.2%
General Motors Co. 5.200% 4/01/45	260,000	244,419
General Motors Co. 6.600% 4/01/36	215,000	236,584
General Motors Financial Co., Inc. 3.100% 1/15/19	289,000	292,456
General Motors Financial Co., Inc. 3.200% 7/13/20	330,000	329,262
Hyundai Capital America (b) 2.550% 2/06/19	170,000	171,090

		1,273,811

Automotive & Parts — 0.0%
Lear Corp. 4.750% 1/15/23	75,000	77,062

Banks — 0.9%
Associated Banc-Corp. 2.750% 11/15/19	460,000	461,097
Associated Banc-Corp. 4.250% 1/15/25	494,000	502,182
Compass Bank 3.875% 4/10/25	500,000	468,956
First Horizon National Corp. 3.500% 12/15/20	625,000	624,557
ICICI Bank Ltd. (b) 4.700% 2/21/18	395,000	411,786
Intesa Sanpaolo SpA, USD 5 year swap rate + 5.462%, VRN (b) 7.700% 12/29/49	250,000	229,687
Itau Unibanco Holding SA (b) 2.850% 5/26/18	795,000	784,267
JP Morgan Chase & Co. 3.375% 5/01/23	140,000	140,580
JP Morgan Chase & Co. 3.875% 9/10/24	220,000	225,621
Regions Financial Corp. 7.500% 5/15/18	130,000	143,255
Skandinaviska Enskilda Banken AB (b) 2.375% 3/25/19	200,000	201,887
SVB Financial Group 3.500% 1/29/25	560,000	553,459

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SVB Financial Group 5.375% 9/15/20	$75,000	$83,338
Valley National Bancorp 5.125% 9/27/23	245,000	263,719
Wachovia Bank NA 6.600% 1/15/38	50,000	66,160
Wells Fargo & Co. 4.300% 7/22/27	590,000	626,016

		5,786,567

Beverages — 0.0%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	25,000	32,257

Biotechnology — 0.0%
Amgen, Inc. 5.150% 11/15/41	225,000	248,298

Building Materials — 0.1%
CRH America, Inc. 8.125% 7/15/18	220,000	247,718
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 1.703% 6/30/17	220,000	217,982
Owens Corning, Inc. 6.500% 12/01/16	13,000	13,279
Owens Corning, Inc. 9.000% 6/15/19	55,000	64,125

		543,104

Chemicals — 0.2%
Cabot Corp. 5.000% 10/01/16	390,000	396,227
Cytec Industries, Inc. 8.950% 7/01/17	38,000	40,836
Ecolab, Inc. 4.350% 12/08/21	75,000	82,801
Incitec Pivot Finance LLC (b) 6.000% 12/10/19	110,000	117,892
Methanex Corp. 5.250% 3/01/22	20,000	18,911
RPM International, Inc. 6.125% 10/15/19	100,000	110,858
RPM International, Inc. 6.500% 2/15/18	205,000	220,189
The Dow Chemical Co. 8.550% 5/15/19	65,000	77,318
Valspar Corp. 7.250% 6/15/19	125,000	142,509

		1,207,541

Commercial Services — 0.2%
The ADT Corp. 2.250% 7/15/17	290,000	293,625
Cardtronics, Inc., Convertible 1.000% 12/01/20	200,000	193,125

	Principal Amount	Value
ERAC USA Finance LLC (b) 6.700% 6/01/34	$78,000	$96,244
Leidos Holdings, Inc. 4.450% 12/01/20	835,000	822,483

		1,405,477

Computers — 0.1%
Hewlett Packard Enterprise Co. (b) 6.350% 10/15/45	555,000	545,444
SanDisk Corp., Convertible 0.500% 10/15/20	59,000	61,249

		606,693

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	45,000	58,809

Distribution & Wholesale — 0.1%
Arrow Electronics, Inc. 4.500% 3/01/23	80,000	83,813
Ingram Micro, Inc. 4.950% 12/15/24	480,000	467,132

		550,945

Diversified Financial — 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.500% 5/15/21	765,000	781,731
Affiliated Managers Group, Inc. 3.500% 8/01/25	290,000	284,828
Affiliated Managers Group, Inc. 4.250% 2/15/24	216,000	222,443
Air Lease Corp. 3.375% 1/15/19	375,000	373,828
Air Lease Corp. 3.875% 4/01/21	265,000	269,306
Air Lease Corp. STEP 5.625% 4/01/17	80,000	82,194
Ares Finance Co. LLC (b) 4.000% 10/08/24	355,000	341,680
Citigroup, Inc. 3.875% 3/26/25	896,000	887,824
Citigroup, Inc. 5.375% 8/09/20	245,000	274,249
Citigroup, Inc. 5.875% 1/30/42	100,000	120,338
Citigroup, Inc. 8.125% 7/15/39	90,000	133,139
The Goldman Sachs Group, Inc. 6.250% 2/01/41	60,000	74,600
Hyundai Capital America (b) 2.875% 8/09/18	135,000	137,399
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	1,015,000	1,009,925

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
International Lease Finance Corp. 3.875% 4/15/18	$270,000	$271,539
International Lease Finance Corp. 5.750% 5/15/16	865,000	867,162
Janus Capital Group, Inc. 4.875% 8/01/25	330,000	351,167
JP Morgan Chase & Co. 4.500% 1/24/22	200,000	220,710
JP Morgan Chase & Co. 4.950% 3/25/20	50,000	55,179
JP Morgan Chase & Co. 5.600% 7/15/41	195,000	239,443
Lazard Group LLC 4.250% 11/14/20	600,000	626,572
Lazard Group LLC 6.850% 6/15/17	41,000	43,206
Legg Mason, Inc. 5.625% 1/15/44	165,000	161,986
Merrill Lynch & Co., Inc. 7.750% 5/14/38	95,000	129,779
The Goldman Sachs Group, Inc. 5.375% 3/15/20	225,000	249,667
The Goldman Sachs Group, Inc. 5.750% 1/24/22	200,000	230,744
The Goldman Sachs Group, Inc. 6.345% 2/15/34	75,000	87,538
The Goldman Sachs Group, Inc. 6.750% 10/01/37	75,000	89,583

		8,617,759

Electric — 0.9%
Ameren Corp. 3.650% 2/15/26	140,000	143,587
Appalachian Power Co. 3.400% 6/01/25	355,000	363,204
Entergy Arkansas, Inc. 3.500% 4/01/26	70,000	74,797
Entergy Louisiana LLC 4.950% 1/15/45	165,000	168,846
Florida Power & Light Co. 4.950% 6/01/35	125,000	146,377
IPALCO Enterprises, Inc. 3.450% 7/15/20	800,000	803,000
LG&E and KU Energy LLC 4.375% 10/01/21	275,000	297,975
Metropolitan Edison Co. (b) 4.000% 4/15/25	215,000	219,974
National Fuel Gas Co. 3.750% 3/01/23	125,000	111,134
Nevada Power Co. Series N 6.650% 4/01/36	135,000	174,968
Niagara Mohawk Power Corp. (b) 2.721% 11/28/22	200,000	196,869

	Principal Amount	Value
NiSource Finance Corp. 4.800% 2/15/44	$200,000	$210,968
NiSource Finance Corp. 5.800% 2/01/42	175,000	211,493
Oncor Electric Delivery Co. 7.500% 9/01/38	40,000	55,058
Pacific Gas & Electric Co. 5.800% 3/01/37	120,000	149,126
Pennsylvania Electric Co. (b) 4.150% 4/15/25	295,000	299,080
PPL Capital Funding, Inc. 5.000% 3/15/44	190,000	203,657
Progress Energy, Inc. 7.000% 10/30/31	25,000	31,740
Puget Energy, Inc. 3.650% 5/15/25	350,000	352,259
Puget Energy, Inc. 6.500% 12/15/20	271,000	314,228
Southern California Edison Co. 5.950% 2/01/38	105,000	135,197
Transelec SA (b) 4.625% 7/26/23	175,000	180,606
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	64,190	67,949
Virginia Electric and Power Co. 6.350% 11/30/37	150,000	197,893
Wisconsin Public Service Corp. 5.650% 11/01/17	225,000	235,987
Xcel Energy, Inc. 3.300% 6/01/25	240,000	246,120

		5,592,092

Electronics — 0.1%
Amphenol Corp. 4.000% 2/01/22	100,000	104,851
Arrow Electronics, Inc. 3.500% 4/01/22	255,000	255,466
Avnet, Inc. 4.875% 12/01/22	123,000	129,413

		489,730

Engineering & Construction — 0.0%
SBA Tower Trust (b) 3.156% 10/15/45	210,000	210,080

Environmental Controls — 0.0%
Republic Services, Inc. 5.250% 11/15/21	25,000	28,469

Foods — 0.1%
Kraft Foods, Inc. 6.500% 2/09/40	63,000	79,521
The Kroger Co. 2.600% 2/01/21	145,000	149,297

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tyson Foods, Inc. 2.650% 8/15/19	$65,000	$66,662
Tyson Foods, Inc. 4.875% 8/15/34	105,000	112,922

		408,402

Forest Products & Paper — 0.1%
Domtar Corp. 9.500% 8/01/16	12,000	12,323
Domtar Corp. 10.750% 6/01/17	9,000	9,822
International Paper Co. 4.750% 2/15/22	100,000	109,730
International Paper Co. 7.300% 11/15/39	110,000	130,937
International Paper Co. 9.375% 5/15/19	70,000	83,314
Sappi Papier Holding GmbH (b) 7.750% 7/15/17	200,000	209,500

		555,626

Gas — 0.1%
Boston Gas Co. (b) 4.487% 2/15/42	100,000	101,432
TheLaclede Group, Inc. 4.700% 8/15/44	290,000	276,298

		377,730

Hand & Machine Tools — 0.0%
Kennametal, Inc. 2.650% 11/01/19	150,000	141,070

Health Care – Products — 0.1%
Boston Scientific Corp. 6.000% 1/15/20	170,000	191,894
Johnson & Johnson 5.850% 7/15/38	40,000	54,426
Zimmer Biomet Holdings, Inc. 3.550% 4/01/25	465,000	469,834

		716,154

Health Care – Services — 0.1%
Kaiser Foundation Hospitals 3.500% 4/01/22	75,000	78,322
UnitedHealth Group, Inc. 3.950% 10/15/42	55,000	55,335
UnitedHealth Group, Inc. 6.875% 2/15/38	230,000	322,756

		456,413

Home Builders — 0.1%
Lennar Corp. 4.500% 11/15/19	516,000	536,640

Home Furnishing — 0.0%
Whirlpool Corp. 5.150% 3/01/43	50,000	52,066

	Principal Amount	Value
Housewares — 0.1%
Newell Rubbermaid, Inc. 3.850% 4/01/23	$335,000	$347,432

Insurance — 1.0%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	320,000	325,200
American International Group, Inc. 3.900% 4/01/26	390,000	391,216
Arch Capital Group US, Inc. 5.144% 11/01/43	170,000	178,284
AXIS Specialty Finance PLC 2.650% 4/01/19	95,000	94,991
Brown & Brown, Inc. 4.200% 9/15/24	228,000	229,541
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 6.375% 4/15/37	120,000	104,400
CNA Financial Corp. 3.950% 5/15/24	180,000	178,919
CNA Financial Corp. 7.350% 11/15/19	180,000	207,779
Five Corners Funding Trust (b) 4.419% 11/15/23	215,000	225,367
The Hartford Financial Services Group, Inc., 3 mo. USD LIBOR + 4.603%, VRN 8.125% 6/15/38	270,000	288,225
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	100,000	118,923
MetLife Capital Trust IV (b) 7.875% 12/15/37	345,000	396,750
Principal Financial Group, Inc. 8.875% 5/15/19	120,000	142,567
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	305,000	293,999
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	245,000	249,532
Prudential Financial, Inc. 3 mo. USD LIBOR + 5.000%, VRN 8.875% 6/15/38	260,000	285,350
QBE Insurance Group Ltd. (b) 2.400% 5/01/18	115,000	115,388
Reinsurance Group of America, Inc. 4.700% 9/15/23	225,000	234,607
Reinsurance Group of America, Inc. 5.000% 6/01/21	225,000	244,503
Reinsurance Group of America, Inc. 6.450% 11/15/19	220,000	247,009
Trinity Acquisition PLC 4.400% 3/15/26	70,000	71,013

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
USF&G Capital I (b) 8.500% 12/15/45	$150,000	$229,683
Voya Financial, Inc. 5.500% 7/15/22	125,000	139,821
Voya Financial, Inc. 3 mo. USD LIBOR + 3.580%, VRN 5.650% 5/15/53	205,000	190,650
Willis North America, Inc. 7.000% 9/29/19	97,000	109,688
Willis Towers Watson PLC 5.750% 3/15/21	230,000	255,965
XLIT Ltd. 4.450% 3/31/25	170,000	168,335
XLIT Ltd. 6.375% 11/15/24	325,000	378,546

		6,096,251

Internet — 0.2%
Expedia, Inc. 4.500% 8/15/24	870,000	875,814
Expedia, Inc. 7.456% 8/15/18	425,000	475,481
Tencent Holdings Ltd. (b) 2.875% 2/11/20	215,000	218,562

		1,569,857

Investment Companies — 0.1%
Ares Capital Corp. 3.875% 1/15/20	505,000	517,467
FS Investment Corp. 4.000% 7/15/19	390,000	390,908

		908,375

Iron & Steel — 0.3%
ArcelorMittal 5.125% 6/01/20	320,000	307,200
ArcelorMittal STEP 5.500% 2/25/17	70,000	70,875
ArcelorMittal 6.125% 6/01/18	47,000	47,470
ArcelorMittal STEP 6.250% 8/05/20	285,000	278,588
Glencore Funding LLC (b) 2.875% 4/16/20	605,000	538,450
Glencore Funding LLC (b) 4.625% 4/29/24	55,000	45,678
Reliance Steel & Aluminum Co. 4.500% 4/15/23	145,000	139,779
Reliance Steel & Aluminum Co. 6.200% 11/15/16	245,000	251,241
Reliance Steel & Aluminum Co. 6.850% 11/15/36	255,000	249,139

		1,928,420

	Principal Amount	Value
Lodging — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	$40,000	$43,666

Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 3.250% 2/01/17	105,000	104,737
CNH Industrial Capital LLC 3.375% 7/15/19	230,000	221,950
CNH Industrial Capital LLC 3.625% 4/15/18	116,000	116,000
CNH Industrial Capital LLC 6.250% 11/01/16	220,000	224,400
Xylem, Inc. 4.875% 10/01/21	100,000	107,946

		775,033

Manufacturing — 0.1%
General Electric Co. 4.125% 10/09/42	270,000	284,742
SPX FLOW, Inc. 6.875% 9/01/17	200,000	206,750

		491,492

Media — 0.2%
21st Century Fox America, Co. 6.900% 8/15/39	100,000	124,499
CCO Safari II LLC (b) 3.579% 7/23/20	270,000	275,896
CCO Safari II LLC (b) 6.484% 10/23/45	225,000	250,363
NBCUniversal Media LLC 6.400% 4/30/40	20,000	26,761
Time Warner Cable, Inc. 6.750% 6/15/39	110,000	123,809
Time Warner Cable, Inc. 8.250% 4/01/19	45,000	52,388
Time Warner Cable, Inc. 8.750% 2/14/19	65,000	76,108
Time Warner, Inc. 4.700% 1/15/21	125,000	137,597
Time Warner, Inc. 6.100% 7/15/40	135,000	153,648
Time Warner, Inc. 6.250% 3/29/41	25,000	28,898

		1,249,967

Mining — 0.1%
Glencore Canada Corp. 5.500% 6/15/17	175,000	176,750
Glencore Finance Canada (b) 5.800% 11/15/16	195,000	197,418

		374,168

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.625% 3/15/24	$270,000	$275,359
Pitney Bowes, Inc. 4.750% 5/15/18	20,000	21,055
Pitney Bowes, Inc. 5.750% 9/15/17	31,000	32,429

		328,843

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	112,951

Oil & Gas — 0.3%
Anadarko Petroleum Corp. 5.550% 3/15/26	165,000	166,453
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	210,000	132,825
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	190,000	191,216
Pemex Project Funding Master Trust 6.625% 6/15/38	37,000	35,058
Petroleos Mexicanos 3.125% 1/23/19	50,000	49,550
Petroleos Mexicanos 5.500% 1/21/21	285,000	295,687
Petroleos Mexicanos 6.375% 1/23/45	80,000	74,160
Phillips 66 5.875% 5/01/42	335,000	364,011
Pioneer Natural Resources Co. 4.450% 1/15/26	320,000	322,516
Pioneer Natural Resources Co. 5.875% 7/15/16	240,000	242,418
Rowan Cos., Inc. 4.750% 1/15/24	56,000	38,451
Whiting Petroleum Corp., Convertible (b) 1.250% 4/01/20	290,000	168,744

		2,081,089

Oil & Gas Services — 0.1%
Hornbeck Offshore Services, Inc., Convertible 1.500% 9/01/19	405,000	240,216
SEACOR Holdings, Inc., Convertible 3.000% 11/15/28	140,000	107,800
Weatherford International Ltd. 6.000% 3/15/18	75,000	72,375

		420,391

Packaging & Containers — 0.0%
Brambles USA Inc., Series A (b) 5.350% 4/01/20	90,000	99,458

	Principal Amount	Value
Brambles USA, Inc. (b) 4.125% 10/23/25	$134,000	$139,140

		238,598

Pharmaceuticals — 0.4%
AbbVie, Inc. 4.400% 11/06/42	75,000	75,773
AbbVie, Inc. 4.700% 5/14/45	285,000	303,061
Actavis Funding SCS 3.000% 3/12/20	300,000	308,462
Actavis Funding SCS 3.800% 3/15/25	420,000	437,112
Actavis Funding SCS 4.750% 3/15/45	190,000	199,824
Baxalta, Inc. (b) 3.600% 6/23/22	105,000	106,668
Baxalta, Inc. (b) 4.000% 6/23/25	290,000	294,703
Baxalta, Inc. (b) 5.250% 6/23/45	140,000	148,790
McKesson Corp. 2.284% 3/15/19	95,000	96,143
McKesson Corp. 3.796% 3/15/24	45,000	46,975
McKesson Corp. 4.750% 3/01/21	150,000	164,032
McKesson Corp. 4.883% 3/15/44	60,000	63,766
McKesson Corp. 6.000% 3/01/41	125,000	148,101
Merck Sharp & Dohme Corp. 5.850% 6/30/39	45,000	58,731

		2,452,141

Pipelines — 0.4%
Boardwalk Pipelines LLC 5.500% 2/01/17	175,000	174,992
Boardwalk Pipelines LP 5.875% 11/15/16	390,000	390,913
CenterPoint Energy Resources Corp. 4.500% 1/15/21	100,000	106,388
CenterPoint Energy Resources Corp. 5.850% 1/15/41	100,000	110,927
Enterprise Products Operating Co. 3.700% 2/15/26	340,000	333,483
Enterprise Products Operating Co. 5.950% 2/01/41	150,000	153,932
Kinder Morgan Energy Partners LP 6.000% 2/01/17	130,000	133,842
Kinder Morgan Energy Partners LP 6.500% 2/01/37	120,000	113,932
Kinder Morgan Energy Partners LP 6.950% 1/15/38	10,000	10,003

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	$150,000	$156,838
Kinder Morgan, Inc. 4.300% 6/01/25	165,000	156,946
Magellan Midstream Partners LP 5.000% 3/01/26	165,000	178,436
Magellan Midstream Partners LP 5.150% 10/15/43	460,000	430,214
Southern Natural Gas Co. LLC STEP (b) 5.900% 4/01/17	250,000	257,833

		2,708,679

Real Estate Investment Trusts (REITS) — 0.3%
American Tower Corp. 3.450% 9/15/21	425,000	434,581
American Tower Corp. 4.400% 2/15/26	140,000	148,041
Brandywine Operating Partners LP 4.950% 4/15/18	200,000	208,524
DDR Corp. 4.750% 4/15/18	60,000	62,378
Duke Realty LP 8.250% 8/15/19	225,000	266,190
Federal Realty Investment Trust 5.900% 4/01/20	55,000	62,925
Highwoods Realty LP 7.500% 4/15/18	265,000	291,528
Host Hotels & Resorts LP 4.000% 6/15/25	100,000	97,394
Vereit Operating Partnership LP 2.000% 2/06/17	225,000	222,750
Vereit Operating Partnership LP 3.000% 2/06/19	110,000	108,062

		1,902,373

Retail — 0.4%
AutoNation, Inc. 4.500% 10/01/25	120,000	122,981
Bed Bath & Beyond, Inc. 5.165% 8/01/44	101,000	85,418
CVS Health Corp. 6.125% 9/15/39	175,000	221,300
CVS Pass-Through Trust (b) 5.926% 1/10/34	290,987	322,024
El Puerto de Liverpool SAB de CV (b) 3.950% 10/02/24	445,000	443,888
GNC Holdings, Inc., Convertible (b) 1.500% 8/15/20	60,000	49,050
O’Reilly Automotive, Inc. 3.850% 6/15/23	105,000	109,867
O’Reilly Automotive, Inc. 4.875% 1/14/21	150,000	164,068
QVC, Inc. 3.125% 4/01/19	155,000	155,480

	Principal Amount	Value
QVC, Inc. 4.375% 3/15/23	$150,000	$146,687
QVC, Inc. 4.450% 2/15/25	245,000	236,840
QVC, Inc. 5.125% 7/02/22	30,000	31,478
The Home Depot, Inc. 5.950% 4/01/41	150,000	198,386
Tiffany & Co. 4.900% 10/01/44	165,000	154,367
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	110,000	112,278
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	220,000	226,381

		2,780,493

Savings & Loans — 0.1%
Glencore Funding LLC (b) 1.700% 5/27/16	156,000	155,451
Glencore Funding LLC (b) 2.500% 1/15/19	252,000	230,580

		386,031

Semiconductors — 0.1%
Lam Research Corp. 2.750% 3/15/20	340,000	334,230
Lam Research Corp. 3.800% 3/15/25	300,000	287,100
Microchip Technology, Inc., Convertible 1.625% 2/15/25	312,000	320,970
Micron Technology, Inc., Convertible 3.000% 11/15/43	85,000	57,906

		1,000,206

Software — 0.1%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	110,000	116,324
CA, Inc. 2.875% 8/15/18	125,000	127,046
Citrix Systems, Inc., Convertible 0.500% 4/15/19	173,000	193,220

		436,590

Telecommunications — 0.5%
America Movil SAB de CV 5.000% 3/30/20	130,000	143,841
America Movil SAB de CV 6.125% 3/30/40	135,000	159,407
AT&T, Inc. 4.750% 5/15/46	260,000	253,619
AT&T, Inc. 6.550% 2/15/39	25,000	29,441
British Telecom PLC STEP 9.625% 12/15/30	55,000	85,969

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CenturyLink, Inc. 6.150% 9/15/19	$140,000	$145,250
Cisco Systems, Inc. 5.500% 1/15/40	55,000	68,510
Crown Castle Towers LLC (b) 6.113% 1/15/40	170,000	187,567
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	60,000	89,953
Embarq Corp. 7.082% 6/01/16	110,000	110,707
Qwest Corp. 8.375% 5/01/16	550,000	552,888
Rogers Communications, Inc. 7.500% 8/15/38	30,000	38,809
Telefonica Emisiones SAU 5.462% 2/16/21	125,000	142,007
Verizon Communications, Inc. 2.625% 2/21/20	262,000	269,582
Verizon Communications, Inc. 4.862% 8/21/46	207,000	218,286
Verizon Communications, Inc. 5.012% 8/21/54	181,000	181,584
Verizon Communications, Inc. 6.550% 9/15/43	182,000	239,735

		2,917,155

Transportation — 0.2%
Asciano Finance (b) 4.625% 9/23/20	105,000	103,864
Asciano Finance (b) 5.000% 4/07/18	250,000	254,344
Autoridad del Canal de Panama (b) 4.950% 7/29/35	210,000	220,500
Burlington Northern Santa Fe LLC 6.750% 3/15/29	190,000	255,578
Norfolk Southern Corp. 6.000% 5/23/2111	100,000	111,788
Union Pacific Corp. 4.000% 2/01/21	125,000	136,844

		1,082,918

Trucking & Leasing — 0.2%
Aviation Capital Group Corp. (b) 2.875% 9/17/18	905,000	908,692
GATX Corp. 4.750% 6/15/22	150,000	159,579

		1,068,271

TOTAL CORPORATE DEBT (Cost $64,883,096)		66,229,035

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.4%
JobsOhio Beverage System Series B 4.532% 1/01/35	$325,000	$359,681
Orange County Local Transportation Authority BAB 6.908% 2/15/41	230,000	322,009
Panhandle-Plains Student Finance Corp., Series 2001-A2, FRN 1.932% 12/01/31	300,000	287,978
State of California 5.950% 4/01/16	175,000	175,000
State of California BAB 7.550% 4/01/39	120,000	183,725
State of California BAB 7.600% 11/01/40	350,000	544,184
State of Illinois 5.365% 3/01/17	575,000	592,336

		2,464,913

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,362,900)		2,464,913

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.2%
Auto Floor Plan ABS — 0.0%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (b) 1.932% 10/20/20	230,000	230,000

Automobile ABS — 0.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A (b) 2.500% 2/20/21	230,000	229,825
Capital Automotive REIT, Series 2014-1A, Class A (b) 3.660% 10/15/44	160,000	165,392
Capital Automotive REIT, Series 2012-1A, Class A (b) 4.700% 7/15/42	226,675	235,279
CPS Auto Trust, Series 2014-A, Class A (b) 1.210% 8/15/18	66,391	66,119
CPS Auto Trust, Series 2012-A, Class A (b) 2.780% 6/17/19	25,338	25,339
Flagship Credit Auto Trust, Series 2013-2, Class A (b) 1.940% 1/15/19	52,349	52,346
GLS Auto Receivables Trust, Series 2015-1A, Class A (b) 2.250% 12/15/20	136,891	136,780
GO Financial Auto Securitization Trust, Series 2015-1, Class A (b) 1.810% 3/15/18	54,435	54,381

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oscar US Funding Trust IV, Series 2016-1A, Class A2B (b) 2.130% 7/15/20	$280,000	$280,000

		1,245,461

Commercial MBS — 1.7%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.741% 2/10/51	253,016	263,402
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 5.808% 2/10/51	220,000	225,834
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.219% 2/10/51	274,535	288,652
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.262% 2/10/51	215,000	227,883
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	328,462	332,050
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	225,000	229,465
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN 5.513% 1/12/45	425,000	433,453
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	225,639	234,225
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	275,000	285,201
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM, VRN 5.835% 9/11/42	155,000	162,067
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM, VRN 5.836% 9/11/38	400,000	400,388
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	195,000	202,638
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	319,000	344,779

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2015-CR23, Class C, VRN 4.257% 5/10/48	$140,000	$127,229
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM, VRN 5.650% 12/10/49	225,000	233,153
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, VRN 5.813% 12/10/49	434,557	451,118
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (b) 4.238% 1/10/34	165,000	177,125
DBRR Trust, Series 2013-EZ3, Class A, VRN (b) 1.636% 12/18/49	117,671	116,947
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (b) 3.386% 7/10/44	136,204	136,422
DBUBS Mortgage Trust, Series 2011-LC1A, Class B, VRN (b) 5.471% 11/10/46	110,000	124,050
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.892% 7/10/38	445,000	447,180
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, VRN 5.892% 7/10/38	77,128	77,308
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (b) 4.948% 1/10/45	100,000	111,635
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	585,254	591,234
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM, VRN 5.466% 6/12/47	265,000	269,979
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	260,000	270,635
Morgan Stanley Capital I, Series 2011-C2, Class B, VRN (b) 5.200% 6/15/44	250,000	273,870
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	200,000	203,407
Morgan Stanley Capital I, Series 2007-HQ11, Class A4, VRN 5.447% 2/12/44	440,000	447,662

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I, Series 2007-HQ11, Class AM, VRN 5.478% 2/12/44	$300,000	$305,840
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	137,594	137,457
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.268% 1/11/43	151,121	159,938
STRIPs Ltd., Series 2012-1A, Class A (b) 1.500% 12/25/44	56,180	55,759
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.528% 8/15/39	61,717	62,060
VFC LLC, Series 2014-2, Class A, (Acquired 7/9/14, Cost $250,000) (b) (c) 2.750% 7/20/30	8,664	8,664
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $249,531) (b) (c) 2.750% 12/20/31	10,497	10,495
VNO Mortgage Trust, Series 2013-PENN, Class A (b) 3.808% 12/13/29	240,000	253,167
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	270,000	273,025
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	750,000	759,820
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, VRN 5.591% 4/15/47	200,000	205,558
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, VRN 5.946% 2/15/51	178,063	182,961
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 5.946% 2/15/51	235,000	244,102
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	36,208	37,500
Wells Fargo Reremic Trust, Series 2012-IO, Class A (b) 1.750% 8/20/21	19,860	19,860
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (b) 3.240% 3/15/44	28,983	29,029
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	190,000	201,580

		10,635,806

	Principal Amount	Value
Home Equity ABS — 0.3%
Aames Mortgage Investment Trust, Series 2005-1, Class M4, 1 mo. USD LIBOR + 1.125%, FRN 1.558% 6/25/35	$131,745	$130,709
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 2.161% 1/25/35	236,662	235,903
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 0.703% 8/25/35	80,914	80,704
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1, 1 mo. LIBOR + .450%, FRN 0.881% 4/28/39	75,365	75,238
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2, 1 mo. USD LIBOR + .430%, FRN 0.863% 7/25/35	42,868	42,475
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2, 1 mo. USD LIBOR + .450%, FRN 0.886% 8/25/35	7,961	7,957
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.893% 9/25/34	42,294	41,536
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .420%, FRN 0.853% 5/25/36	112,171	111,369
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 0.673% 1/25/36	58,667	56,765
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .430%, FRN 0.863% 4/25/35	61,548	61,477
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 0.603% 8/25/36	39,245	39,169
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.258% 6/25/35	203,274	200,972
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.153% 3/25/35	291,669	289,903

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.183% 7/25/35	$102,670	$103,294
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .370%, FRN 0.803% 1/25/36	250,241	249,863
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 0.693% 9/25/35	64,561	64,426
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 1 mo. USD LIBOR + .380%, FRN 0.813% 8/25/35	37,727	37,671
Park Place Securities, Inc., Series 2005-WHQ1, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.183% 3/25/35	37,633	37,616
Residential Asset Securities Corp., Series 2005-EMX4, Class M1, 1 mo. USD LIBOR + .430%, FRN 0.863% 11/25/35	103,477	102,502
Structured Asset Investment Loan Trust, Series 2005-7, Class A5, 1 mo. USD LIBOR + .720%, FRN 1.153% 8/25/35	25,861	25,930

		1,995,479

Other ABS — 3.5%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (b) 3.260% 9/15/72	57,811	56,271
321 Henderson Receivables LLC, Series 2005-1A, Class A1, 1 mo. USD LIBOR + .230%, FRN (b) 0.666% 11/15/40	113,467	108,522
AIMCO CLO Ltd., Series 2014-AA, Class A, 3 mo. USD LIBOR + 1.540%, FRN (b) 2.164% 7/20/26	360,000	358,200
ALM VIII Ltd., Series 2013-8A, Class A1A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.074% 1/20/26	250,000	249,274
ALM XIV Ltd., Series 2014-14A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (b) 2.051% 7/28/26	660,000	655,184
Alterna Funding I LLC, Series 2014-1A, Class NOTE (b) 1.639% 2/15/21	154,554	153,105

	Principal Amount	Value
Alterna Funding II LLC, Series 2015-1A, Class A (b) 2.500% 2/15/24	$253,636	$248,881
Apidos CLO XV, Series 2013-15A, Class A1, 3 mo. USD LIBOR + 1.350%, FRN (b) 1.974% 10/20/25	500,000	496,338
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (b) 4.277% 9/05/44	210,000	209,174
Arbys Funding LLC, Series 2015-1A, Class A2 (b) 4.969% 10/30/45	319,200	326,980
ARL Second LLC, Series 2014-1A, Class A1 (b) 2.920% 6/15/44	171,863	158,191
Avery Point CLO Ltd., Series 2014-5A, Class A, 3 mo. USD LIBOR + 1.460%, FRN (b) 2.080% 7/17/26	350,000	343,805
Avery Point III CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (b) 2.020% 1/18/25	250,000	247,225
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.071% 8/05/27	570,000	565,784
BCC Funding VIII LLC, Series 2014-1A, Class A (b) 1.794% 6/20/20	55,418	54,952
Birchwood Park CLO Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.440%, FRN (b) 2.062% 7/15/26	345,000	341,779
BlueMountain CLO Ltd., Series 2013-2A, Class A, 3 mo. USD LIBOR + 1.200%, FRN (b) 1.821% 1/22/25	250,000	247,438
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (b) 2.050% 7/18/27	380,000	375,591
BlueVirgo Trust, Series 2015-1A, Class NOTE (b) 3.000% 12/15/22	532,810	531,478
CAN Capital Funding LLC, Series 2014-1A, Class A (b) 3.117% 4/15/20	250,000	249,062
Carlyle Global Market Strategies, Series 2014-4A, Class A1, 3 mo. USD LIBOR + 1.500%, FRN (b) 2.122% 10/15/26	250,000	247,546

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Carlyle Global Market Strategies, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.520%, FRN (b) 2.140% 4/17/25	$555,000	$552,224
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (b) 2.000% 12/10/23	222,350	219,918
Citi Held For Asset Issuance, Series 2015-PM1, Class A (b) 1.850% 12/15/21	71,304	71,220
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1, 1 mo. USD LIBOR + .200%, FRN (b) 0.626% 11/25/45	152,493	151,749
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (b) 4.474% 3/20/43	167,125	167,092
Consumers Securitization Funding LLC, Series 2014-A, Class A2 2.962% 11/01/25	190,000	199,101
Cronos Containers Program I Ltd., Series 2014-2A, Class A (b) 3.270% 11/18/29	255,556	244,767
DB Master Finance LLC, Series 2015-1A, Class A2I (b) 3.262% 2/20/45	247,500	242,377
Diamond Resorts Owner Trust, Series 2013-2, Class A (b) 2.270% 5/20/26	630,011	624,502
Diamond Resorts Owner Trust, Series 2014-1, Class A (b) 2.540% 5/20/27	95,165	93,942
Diamond Resorts Owner Trust, Series 2015-1, Class A (b) 2.730% 7/20/27	253,685	251,662
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (b) 3.484% 10/25/45	508,725	492,914
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (b) 4.474% 10/25/45	538,650	532,423
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	247,307	256,025
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (b) 5.800% 7/15/24	54,487	55,438
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A, 3 mo. USD LIBOR + 1.350%, FRN (b) 1.970% 4/18/26	475,000	469,765

	Principal Amount	Value
Eaton Vance CLO, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.072% 7/15/26	$450,000	$444,937
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (b) 2.707% 2/19/45	93,411	90,440
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (b) 3.968% 3/19/46	240,000	240,000
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	115,000	119,864
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	402,109	409,096
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.883% 7/25/35	75,255	75,194
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.074% 7/20/27	425,000	422,876
Global Container Assets Ltd., Series 2013-1A, Class A1 (b) 2.200% 11/05/28	89,433	88,986
Global SC Finance II SRL, Series 2014-1A, Class A1 (b) 3.190% 7/17/29	208,333	196,195
Global SC Finance II SRL, Series 2013-2A, Class A (b) 3.670% 11/17/28	200,870	192,360
Global SC Funding One Ltd., Series 2015-1, Class B1 (b) 2.740% 1/18/30	144,064	141,507
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (b) 1.769% 4/25/25	565,000	556,768
GoldenTree Loan Opportunities VII Ltd., Series 2014-8A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.070% 4/19/26	355,000	351,544
HFG Healthco-4 LLC, Series 2011-1A, Class A, 1 mo. LIBOR + 2.250%, FRN (b) 2.689% 6/02/17	250,000	250,363
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	88,528	89,181
Horizon Funding Trust, Series 2013-1A, Class A (b) 3.000% 5/15/18	25,604	25,508

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Icon Brand Holdings LLC, Series 2012-1A, Class A (b) 4.229% 1/25/43	$161,614	$163,312
Icon Brand Holdings LLC, Series 2013-1A, Class A (b) 4.352% 1/25/43	142,933	141,505
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.070% 1/18/26	260,000	257,455
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A (b) 3.870% 3/15/58	99,524	98,008
LCM Ltd., Series 10AR, Class AR, 3 mo. USD LIBOR + 1.260%, FRN (b) 1.581% 4/15/22	437,093	435,008
LCM Ltd., Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (b) 2.122% 7/15/26	460,000	457,702
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 1.228% 2/25/35	162,626	160,735
Madison Park Funding XII Ltd., Series 2014-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (b) 2.124% 7/20/26	465,000	462,650
Miramax LLC, Series 2014-1A, Class A2 (b) 3.340% 7/20/26	207,984	208,988
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (b) 1.558% 7/20/18	84,592	84,556
New Residential Advance Receivables Trust, Series 2015-T3, Class AT3 (b) 2.540% 11/15/46	280,000	280,244
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (b) 1.744% 4/20/25	355,000	350,592
OHA Loan Funding Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.250%, FRN (b) 1.869% 7/23/25	270,000	267,685
Orange Lake Timeshare Trust, Series 2014-AA, Class A (b) 2.290% 7/09/29	71,670	72,580
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 3 mo. LIBOR + 1.250%, FRN (b) 1.868% 2/20/25	250,000	247,753

	Principal Amount	Value
Race Point VIII CLO Ltd., Series 2012-7A, Class A, 3 mo. USD LIBOR + 1.420%, FRN (b) 2.040% 11/08/24	$250,000	$248,459
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	48,503	48,798
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (b) 3.080% 9/20/32	87,212	86,710
Sonic Capital LLC, Series 2011-1A, Class A2 (b) 5.438% 5/20/41	176,088	181,666
Spirit Master Funding LLC, Series 2014-4A, Class A1 (b) 3.501% 1/20/45	160,000	155,671
SpringCastle America Funding LLC, Series 2014-AA, Class A (b) 2.700% 5/25/23	536,260	534,362
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (b) 2.920% 7/15/47	200,000	200,116
Store Master Funding I LLC, Series 2015-1A, Class A1 (b) 3.750% 4/20/45	119,450	113,073
Structured Receivables Finance LLC, Series 2010-B, Class A (b) 3.730% 8/15/36	118,898	121,876
Symphony CLO XV Ltd., Series 2014-15A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.070% 10/17/26	430,000	427,849
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	92,806	95,119
Welk Resorts LLC, Series 2015-AA, Class A (b) 2.790% 6/16/31	188,621	190,477
Wendys Funding LLC, Series 2015-1A, Class A2I (b) 3.371% 6/15/45	472,625	462,728
Wendys Funding LLC, Series 2015-1A, Class A2II (b) 4.080% 6/15/45	308,450	306,291
Wendys Funding LLC, Series 2015-1A, Class A23 (b) 4.497% 6/15/45	422,875	418,515

		21,825,201

Student Loans ABS — 1.3%
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.459% 7/01/38	244,973	221,688

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
College Loan Corp. Trust, Series 2007-1, Class B2, 28 day ARS, FRN 1.941% 1/25/47	$130,000	$97,082
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. LIBOR + 1.900%, FRN (b) 2.333% 10/27/31	88,491	87,843
DRB Prime Student Loan Trust, Series 2015-B, Class A2 (b) 3.170% 7/25/31	294,274	292,355
EdLinc Student Loan Funding Trust, Series 2012-1, Class B, 1 mo. LIBOR + 4.240%, FRN (b) 4.673% 11/26/40	270,000	305,141
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.846% 6/15/43	100,000	87,970
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.920% 6/15/43	500,000	497,301
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.920% 6/15/43	200,000	194,994
Goal Capital Funding Trust, Series 2007-1, Class C1, 3 mo. LIBOR + .400%, FRN 1.030% 6/25/42	34,974	34,837
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. LIBOR + .300%, FRN 0.921% 10/28/41	84,122	83,425
National Collegiate Student Loan Trust, Series 2006-3, Class A3, 1 mo. LIBOR + .150%, FRN 0.583% 10/25/27	194,578	193,309
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. LIBOR + .240%, FRN 0.673% 11/27/28	123,305	121,825
Navient Student Loan Trust, Series 2014-1, Class B, 1 mo. LIBOR + 1.500%, FRN 1.935% 6/25/48	220,000	184,423
Navient Student Loan Trust, Series 2014-8, Class B, 1 mo. LIBOR + 1.500%, FRN 1.935% 7/26/49	155,000	135,904
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. LIBOR + 1.500%, FRN 1.935% 10/25/58	150,000	119,650
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. LIBOR + .100%, FRN 0.724% 3/23/37	350,000	327,077

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. LIBOR + .250%, FRN 0.880% 6/25/41	$141,629	$123,218
Nelnet Student Loan Trust, Series 2005-4, Class A4R2, 28 day ARS, FRN 0.993% 3/22/32	200,000	186,793
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. LIBOR + 1.500%, FRN (b) 1.933% 7/27/50	150,000	125,210
North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3 mo. LIBOR + .800%, FRN 1.419% 7/25/36	250,000	235,331
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. LIBOR + .450%, FRN 1.072% 7/15/36	230,000	204,494
SLC Student Loan Trust, Series 2006-A, Class A5, 3 mo. LIBOR + .170%, FRN 0.792% 7/15/36	89,710	88,995
SLC Student Loan Trust, Series 2006-A, Class B, 3 mo. LIBOR + .300%, FRN 0.922% 7/15/36	125,000	120,804
SLM Student Loan Trust, Series 2006-1, Class A5, 3 mo. LIBOR + .110%, FRN 0.729% 7/26/21	240,000	234,365
SLM Student Loan Trust, Series 2005-5, Class A4 FRN 0.759% 10/25/28	330,000	309,896
SLM Student Loan Trust, Series 2005-3, Class B, 3 mo. LIBOR + .150%, FRN 0.769% 4/25/40	215,867	179,815
SLM Student Loan Trust, Series 2014-1, Class A3, 1 mo. LIBOR + .600%, FRN 1.033% 2/26/29	150,000	142,333
SLM Student Loan Trust, Series 2013-6, Class A3, FRN 1.083% 6/26/28	270,000	257,510
SLM Student Loan Trust, Series 2005-5, Class A5, 3 mo. LIBOR + .750%, FRN 1.369% 10/25/40	300,000	278,668
SLM Student Loan Trust, Series 2008-7, Class A4, 3 mo. LIBOR + .900%, FRN 1.519% 7/25/23	230,000	213,969
SLM Student Loan Trust, Series 2002-7, Class A10, 28 day ARS, FRN 2.930% 3/15/28	186,000	186,000
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 2.930% 3/15/28	260,000	260,000
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 2.930% 6/17/30	50,000	50,000

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-5, Class A9, 28 day ARS, FRN 2.930% 6/17/30	$350,000	$350,000
Social Professional Loan Program LLC, Series 2016-A, Class A2 (b) 2.760% 12/26/36	510,000	504,690
SoFi Professional Loan Program LLC, Series 2016-A, Class A1 (b) 2.245% 8/25/36	460,000	455,778
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1 mo. LIBOR + 1.000%, FRN 1.434% 1/03/33	290,000	277,212
South Carolina Student Loan Corp., Series 2010-1, Class A3, 3 mo. LIBOR + 1.050%, FRN 1.669% 10/27/36	170,000	166,520

		7,936,425

WL Collateral CMO — 0.2%
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 1.933% 7/25/25	491,490	491,161
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 2.954% 2/25/34	21,078	19,398
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 3.030% 9/25/33	7,805	7,047
GS Mortgage Securities Corp., Series 2014-4R, Class AS, 1 mo. USD LIBOR + .180%, FRN (b) 0.616% 1/26/34	218,407	210,547
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, FRN 2.767% 8/25/34	13,466	12,322
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, FRN 2.528% 8/25/34	67,559	54,793
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, 1 mo. USD LIBOR + .250%, FRN 0.683% 8/25/36	22,757	22,454
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, FRN 2.632% 7/25/33	4,544	4,321
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, FRN 3.011% 2/25/34	9,231	8,785
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 2.500% 2/25/34	256	255

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, FRN 2.841% 3/25/34	$44,016	$42,990
Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1, 1 mo. USD LIBOR + 1.350%, FRN 1.783% 4/25/28	239,546	239,875
Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 1 mo. USD LIBOR + 1.450%, FRN 1.883% 7/25/28	246,543	246,164
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 1.751% 4/25/44	95,519	91,329

		1,451,441

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.683% 11/25/37	45,622	45,572
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 2.911% 6/25/32	25,946	24,367

		69,939

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $45,816,656)		45,389,752

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 6.125% 1/18/41	620,000	651,000
Mexico Government International Bond 4.750% 3/08/44	360,000	359,100
Peruvian Government International Bond 6.550% 3/14/37	95,000	118,275
Poland Government International Bond 6.375% 7/15/19	230,000	261,482
Province of Quebec Canada 7.500% 9/15/29	90,000	134,075
Republic of Turkey International Bond 4.875% 4/16/43	81,000	75,148
Republic of Turkey International Bond 6.750% 4/03/18	145,000	156,068
United Mexican States 5.125% 1/15/20	200,000	219,500

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
United Mexican States 6.750% 9/27/34	$160,000	$206,000

		2,180,648

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,092,318)		2,180,648

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 8.4%
Collateralized Mortgage Obligations — 0.6%
Federal Home Loan Mortgage Corp.
Series 4303, Class AP 3.000% 8/15/43	734,217	764,788
Series 4290, Class CA 3.500% 12/15/38	422,763	444,843
Series 2617, Class Z 5.500% 5/15/33	342,793	387,943
Series 2693, Class Z 5.500% 10/15/33	601,245	674,011
Series 3423, Class PB 5.500% 3/15/38	125,000	141,807
Federal National Mortgage Association
Series 2014-7, Class VA 3.500% 5/25/25	254,900	273,356
Series 2014-48, Class AB 4.000% 10/25/40	583,127	619,540
Series 2007-32, Class Z 5.500% 4/25/37	198,889	223,275
Series 2010-60, Class HJ 5.500% 5/25/40	135,959	150,718
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	172,951	192,570
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	136,720	153,536

		4,026,387

Pass-Through Securities — 7.8%
Federal Home Loan Mortgage Corp.
Pool #Q37467 3.500% 11/01/45	1,182,928	1,244,477
Pool #Q37468 3.500% 11/01/45	890,873	939,732
Pool #G06057 4.500% 10/01/40	239,261	261,477
Pool #G60485 4.500% 10/01/41	313,656	342,877
Pool #G60469 4.500% 1/01/42	194,304	212,285
Pool #G60172 4.500% 9/01/43	184,693	202,996

	Principal Amount	Value
Pool #E85346 6.000% 9/01/16	$2,014	$2,035
Pool #E85389 6.000% 9/01/16	772	780
Pool #E85542 6.000% 10/01/16	1,544	1,557
Pool #G11431 6.000% 2/01/18	2,343	2,394
Pool #E85089 6.500% 8/01/16	4,222	4,260
Pool #E85301 6.500% 9/01/16	3,294	3,324
Pool #C55867 7.500% 2/01/30	61,686	72,742
Pool #C01079 7.500% 10/01/30	8,762	10,547
Pool #C01135 7.500% 2/01/31	27,887	33,487
Pool #C00470 8.000% 8/01/26	19,826	23,733
Pool #G00924 8.000% 3/01/28	23,156	27,717
Pool #554904 9.000% 3/01/17	76	77
Federal Home Loan Mortgage Corp. TBA
Pool #1330 3.500% 7/01/43 (d)	1,450,000	1,515,307
Pool #2865 4.000% 5/01/42 (d)	3,225,000	3,436,767
Federal National Mortgage Association Pool #725692 2.398% 10/01/33 1 year CMT + 2.145%, FRN	85,492	89,901
Pool #888586 2.487% 10/01/34 1 year CMT + 2.214%, FRN	136,748	144,098
Pool #890564 3.000% 6/01/43	649,482	670,819
Pool #AS6187 3.500% 11/01/45	2,755,545	2,902,149
Pool #AS6293 3.500% 12/01/45	1,326,824	1,397,415
Pool #AS6306 3.500% 12/01/45	919,167	970,655
Pool #AS6475 3.500% 1/01/46	742,236	785,436
Pool #AS6476 3.500% 1/01/46	793,729	838,066
Pool #AS6477 3.500% 1/01/46	942,370	992,360
Pool #AL7566 4.500% 10/01/42	253,164	277,057

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AL6997 4.500% 11/01/42	$507,199	$558,077
Pool #AD6437 5.000% 6/01/40	139,997	155,506
Pool #AD6996 5.000% 7/01/40	1,035,267	1,147,690
Pool #AL8173 5.000% 2/01/44	384,045	425,750
Pool #587994 6.000% 6/01/16	1,161	1,165
Pool #564594 7.000% 1/01/31	11,550	13,669
Pool #572844 7.000% 4/01/31	25,229	30,252
Pool #253795 7.000% 5/01/31	81,803	97,797
Pool #499386 7.500% 9/01/29	1,811	2,187
Pool #521006 7.500% 12/01/29	703	847
Pool #522769 7.500% 12/01/29	70	85
Pool #252981 7.500% 1/01/30	10,070	12,130
Pool #524874 7.500% 2/01/30	381	399
Pool #531196 7.500% 2/01/30	1,083	1,313
Pool #524317 7.500% 3/01/30	1,153	1,399
Pool #530299 7.500% 3/01/30	298	351
Pool #530520 7.500% 3/01/30	12,460	14,942
Pool #253183 7.500% 4/01/30	4,220	5,091
Pool #253265 7.500% 5/01/30	2,358	2,821
Pool #536999 8.000% 3/01/30	120	144
Pool #526380 8.000% 5/01/30	6,323	7,768
Pool #536949 8.000% 5/01/30	1,567	1,945
Pool #535351 8.000% 6/01/30	4,451	5,471
Pool #253481 8.000% 10/01/30	3,013	3,698
Pool #190317 8.000% 8/01/31	1,226	1,501
Pool #596656 8.000% 8/01/31	1,240	1,380

	Principal Amount	Value
Pool #602008 8.000% 8/01/31	$3,750	$4,603
Federal National Mortgage Association TBA
Pool #1092 2.500% 7/01/42 (d)	4,475,000	4,454,723
Pool #2342 3.000% 6/01/28 (d)	4,025,000	4,197,949
Pool #6985 3.000% 1/01/43 (d)	4,450,000	4,555,688
Pool #15846 4.000% 10/01/42 (d)	2,200,000	2,347,555
Pool #19687 4.500% 5/01/40 (d)	2,675,000	2,908,018
Government National Mortgage Association
Pool #783896 3.500% 5/15/44	908,311	963,164
Pool #784026 3.500% 12/20/44	244,745	259,774
Pool #359587 7.000% 6/15/23	514	574
Pool #337539 7.000% 7/15/23	774	883
Pool #363066 7.000% 8/15/23	10,271	11,799
Pool #354674 7.000% 10/15/23	7,657	8,687
Pool #362651 7.000% 10/15/23	16,078	18,015
Pool #368814 7.000% 10/15/23	1,705	1,868
Pool #352021 7.000% 11/15/23	2,976	3,392
Pool #371967 7.000% 11/15/23	387	447
Pool #591581 7.000% 8/15/32	10,727	12,917
Pool #205884 7.500% 5/15/17	5,932	6,054
Pool #213760 7.500% 6/15/17	1,639	1,677
Government National Mortgage Association II Pool #82488 1.750% 3/20/40 1 year CMT + 1.500%, FRN	159,809	165,419
Pool #82462 2.500% 1/20/40 1 year CMT + 1.500%, FRN	116,461	120,319
Pool #MA3036 4.500% 8/20/45	466,592	501,695
Pool #MA3378 4.500% 1/20/46	1,747,774	1,879,267

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association II TBA Pool #994 3.000% 9/01/43 (d)	$2,875,000	$2,972,705
Pool #2543 3.500% 2/01/44 (d)	3,150,000	3,323,004

		48,620,101

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $52,233,215)		52,646,488

U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Bonds & Notes — 3.7%
U.S. Treasury Bond 2.875% 8/15/45	3,640,000	3,829,892
U.S. Treasury Bond 3.000% 11/15/44	40,000	43,176
U.S. Treasury Bond 3.500% 2/15/39	530,000	630,710
U.S. Treasury Note 0.625% 8/31/17	1,900,000	1,897,662
U.S. Treasury Note (e) 1.625% 11/30/20	8,820,000	8,996,572
U.S. Treasury Note 1.750% 10/31/18	1,500,000	1,535,991
U.S. Treasury Note 2.125% 5/15/25	6,260,000	6,453,180

		23,387,183

TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,220,503)		23,387,183

TOTAL BONDS & NOTES (Cost $190,608,688)		192,298,019

	Number of Shares
RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Safeway Casa Ley Contingent Value (a) (f)	18,800	18,988
Safeway PDC LLC Contingent Value (a) (f)	18,800	940

		19,928

TOTAL RIGHTS (Cost $19,928)		19,928

TOTAL LONG-TERM INVESTMENTS (Cost $522,748,670)		628,109,394

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 5.5%
Commercial Paper — 5.4%
AGL Capital Corp. (b) 0.550% 4/01/16	$4,667,000	$4,666,944
Anheuser-Busch InBev Worldwide, Inc. (b) 1.110% 7/13/16	4,939,000	4,931,623
ERAC USA Finance LLC (b) 0.950% 5/18/16	1,000,000	999,315
Hewlett Packard Enterprise Co. (b) 0.910% 4/11/16	3,515,000	3,514,662
National Grid USA (b) 0.910% 4/21/16	3,300,000	3,299,057
Sempra Energy Holdings (b) 1.015% 4/21/16	5,000,000	4,998,571
Southern Co. (b) 0.950% 4/26/16	3,298,000	3,296,818
Spectra Energy Capital LLC (b) 0.800% 4/05/16	3,140,000	3,139,806
Telus Corp. (b) 0.930% 6/28/16	4,936,000	4,928,947

		33,775,743

Repurchase Agreement — 0.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (g)	181,196	181,196

Time Deposit — 0.0%
Euro Time Deposit 0.010% 4/01/16	18	18

U.S. Treasury Bill — 0.1%
U. S. Treasury Bill 0.000% 7/07/16	300,000	299,810

TOTAL SHORT-TERM INVESTMENTS (Cost $34,240,107)		34,256,767

TOTAL INVESTMENTS — 105.6% (Cost $556,988,777) (h)		662,366,161

Other Assets/(Liabilities) — (5.6)%		(35,093,219)

NET ASSETS — 100.0%		$627,272,942

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $71,715,435 or 11.43% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At March 31, 2016, these securities amounted to a value of $19,159 or 0.00% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2016, these securities amounted to a value of $19,928 or 0.00% of net assets.
(g)	Maturity value of $181,196. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 6/30/19, and an aggregate market value, including accrued interest, of $189,683.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 94.0%

CORPORATE DEBT — 26.1%
Advertising — 0.1%
Omnicom Group, Inc. (a) 3.600% 4/15/26	$225,000	$230,480
Omnicom Group, Inc. 3.625% 5/01/22	330,000	346,415

		576,895

Aerospace & Defense — 0.4%
The Boeing Co. 6.875% 3/15/39	405,000	590,915
Lockheed Martin Corp. 4.700% 5/15/46	565,000	631,744
TransDigm, Inc. 6.000% 7/15/22	210,000	209,212

		1,431,871

Agriculture — 0.2%
Reynolds American, Inc. 4.000% 6/12/22	545,000	592,254

Airlines — 0.3%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. (b) 8.375% 5/10/20	750,000	588,750
Latam Airlines Group SA (c) 7.250% 6/09/20	600,000	552,000

		1,140,750

Apparel — 0.0%
Levi Strauss & Co. 5.000% 5/01/25	100,000	101,000

Auto Manufacturers — 0.3%
Ford Motor Co. 7.450% 7/16/31	430,000	560,222
General Motors Financial Co., Inc. 3.200% 7/13/20	325,000	324,273
General Motors Financial Co., Inc. 4.200% 3/01/21	435,000	449,301

		1,333,796

Automotive & Parts — 0.2%
American Axle & Manufacturing Inc, Series A 6.625% 10/15/22	140,000	145,250
Dana Holding Corp. 5.500% 12/15/24	80,000	75,600
Delphi Automotive PLC 4.250% 1/15/26	104,000	108,557
Delphi Corp. 4.150% 3/15/24	455,000	467,845
The Goodyear Tire & Rubber Co. 5.125% 11/15/23	155,000	158,487

		955,739

	Principal Amount	Value
Banks — 5.2%
Australia & New Zealand Banking Group Ltd. (c) 4.875% 1/12/21	$990,000	$1,103,998
Banco Bilbao Vizcaya Argentaria Colombia SA (b) 4.875% 4/21/25	150,000	145,125
Banco Continental SAECA (b) 8.875% 10/15/17	500,000	505,000
Banco de Costa Rica (b) 5.250% 8/12/18	750,000	759,375
Banco do Brasil SA 10 year CMT + 6.362%, VRN (b) 9.000% 6/29/49	500,000	347,000
Banco GNB Sudameris SA (b) 7.500% 7/30/22	750,000	746,250
Banco Internacional del Peru SAA Interbank 3 mo. USD LIBOR + 5.760%, VRN (b) 6.625% 3/19/29	900,000	925,650
Banco Nacional de Comercio Exterior SNC (c) 4.375% 10/14/25	200,000	201,400
Banco Nacional de Costa Rica (b) 4.875% 11/01/18	1,000,000	995,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5 year CMT + 4.580%, VRN (b) 5.950% 1/30/24	1,000,000	1,031,500
Bancolombia SA 6.125% 7/26/20	250,000	263,675
Bank of America Corp. 2.000% 1/11/18	855,000	858,521
Bank of Montreal 2.375% 1/25/19	570,000	580,925
BB&T Corp. 2.450% 1/15/20	575,000	584,971
BBVA Banco Continental SA 5 year CMT + 2.750%, VRN (b) 5.250% 9/22/29	50,000	50,312
BBVA Bancomer SA (b) 6.008% 5/17/22	500,000	506,250
Citigroup, Inc. 2.650% 10/26/20	550,000	555,187
Citigroup, Inc. 2.700% 3/30/21	305,000	307,223
CorpGroup Banking SA (b) 6.750% 3/15/23	750,000	699,375
Global Bank Corp. (b) 5.125% 10/30/19	1,200,000	1,218,000

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Industrial Senior Trust (b) 5.500% 11/01/22	$700,000	$670,250
JP Morgan Chase & Co. 2.550% 10/29/20	572,000	579,705
JP Morgan Chase & Co. 4.250% 10/01/27	570,000	592,874
Morgan Stanley 2.650% 1/27/20	550,000	558,132
Morgan Stanley 3.875% 1/27/26	565,000	589,413
Oversea-Chinese Banking Corp. Ltd. USD 5 year swap rate + 2.203%, VRN (b) 4.000% 10/15/24	1,100,000	1,142,174
PNC Funding Corp. 3.300% 3/08/22	560,000	586,265
Royal Bank of Canada 2.500% 1/19/21	140,000	142,971
State Street Corp. 3.550% 8/18/25	410,000	436,246
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/09/21	570,000	580,932
The Toronto-Dominion Bank 1.750% 7/23/18	200,000	200,842
The Toronto-Dominion Bank (a) 2.125% 4/07/21	370,000	369,315
United Overseas Bank Ltd. USD 5 year swap rate + 1.995%, VRN (b) 3.750% 9/19/24	900,000	927,072
Wells Fargo & Co. 3.550% 9/29/25	1,140,000	1,195,140
Westpac Banking Corp. 2.600% 11/23/20	530,000	540,081

		21,496,149

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	275,000	307,330
The Coca-Cola Co. 1.650% 11/01/18	280,000	285,127
The Coca-Cola Co. 1.875% 10/27/20	270,000	274,219

		866,676

Biotechnology — 0.1%
Celgene Corp. 3.875% 8/15/25	285,000	299,517

Building Materials — 0.1%
Union Andina de Cementos SAA (b) 5.875% 10/30/21	250,000	250,625

Chemicals — 0.2%
Ashland, Inc. STEP 4.750% 8/15/22	155,000	157,325

	Principal Amount	Value
Grupo Idesa SA de CV (b) 7.875% 12/18/20	$850,000	$825,563

		982,888

Commercial Services — 0.3%
ENA Norte Trust (b) 4.950% 4/25/28	855,962	868,801
McGraw Hill Financial, Inc. 4.400% 2/15/26	285,000	311,475
Service Corp. International 5.375% 1/15/22	135,000	141,075
Team Health, Inc. (c) 7.250% 12/15/23	75,000	80,250

		1,401,601

Computers — 0.4%
Apple, Inc. 4.650% 2/23/46	436,000	475,961
Hewlett Packard Enterprise Co. (c) 3.600% 10/15/20	455,000	473,128
International Business Machines Corp. 1.125% 2/06/18	625,000	626,128
Western Digital Corp. (a) (c) 7.375% 4/01/23	40,000	40,800

		1,616,017

Cosmetics & Personal Care — 0.1%
Revlon Consumer Products Corp. STEP 5.750% 2/15/21	176,000	180,840

Distribution & Wholesale — 0.1%
HD Supply, Inc. (a) (c) 5.750% 4/15/24	30,000	30,825
HD Supply, Inc. 7.500% 7/15/20	145,000	153,881

		184,706

Diversified Financial — 2.1%
Air Lease Corp. 3.750% 2/01/22	560,000	557,542
Ally Financial, Inc. 4.125% 3/30/20	555,000	550,837
American Express Credit Corp. 2.250% 8/15/19	1,145,000	1,159,258
Bantrab Senior Trust (b) 9.000% 11/14/20	300,000	288,375
CIMPOR Financial Operations BV (b) 5.750% 7/17/24	750,000	543,750
Financiera Independencia SAB de CV (b) 7.500% 6/03/19	500,000	446,250
GE Capital International Funding Co. (c) 0.964% 4/15/16	748,000	748,041
Guanay Finance Ltd. (b) 6.000% 12/15/20	956,976	925,875
National Rural Utilities Cooperative Finance Corp. 2.000% 1/27/20	990,000	998,364

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Synchrony Financial 3.000% 8/15/19	$555,000	$563,799
Tanner Servicios Financieros SA (b) 4.375% 3/13/18	1,000,000	977,500
The Goldman Sachs Group, Inc. 2.875% 2/25/21	595,000	605,461
Unifin Financiera S.A.P.I. de CV (b) 6.250% 7/22/19	500,000	477,500

		8,842,552

Electric — 1.7%
Abengoa Transmision Sur SA (b) 6.875% 4/30/43	1,200,000	1,192,500
AES Gener SA (b) 5.250% 8/15/21	500,000	530,613
Colbun SA (b) 6.000% 1/21/20	200,000	219,209
Comision Federal de Electricidad (b) 6.125% 6/16/45	500,000	496,250
Duke Energy Progress, Inc. 4.150% 12/01/44	570,000	598,593
Empresa de Energia de Bogota SA ESP (b) 6.125% 11/10/21	200,000	207,900
Empresa Electrica Angamos SA (b) 4.875% 5/25/29	1,000,000	926,728
Empresa Electrica Guacolda SA (c) 4.560% 4/30/25	500,000	477,881
Israel Electric Corp. Ltd. (c) 5.000% 11/12/24	300,000	318,150
Mexico Generadora de Energia S. de R.L. (b) 5.500% 12/06/32	580,944	508,326
Midamerican Energy Holdings Co., Series A 6.500% 9/15/37	644,000	839,783
The Southern Co. 2.450% 9/01/18	825,000	838,193

		7,154,126

Electronics — 0.2%
Thermo Fisher Scientific, Inc. 3.300% 2/15/22	865,000	881,752

Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA 5.750% 10/09/23	750,000	768,750
SBA Communications Corp. 5.625% 10/01/19	145,000	151,344

		920,094

Entertainment — 0.1%
Regal Entertainment Group 5.750% 3/15/22	75,000	77,625

	Principal Amount	Value
Scientific Games International, Inc. (c) 7.000% 1/01/22	$155,000	$158,100
WMG Acquisition Corp. (c) 6.750% 4/15/22	85,000	84,150

		319,875

Environmental Controls — 0.1%
Waste Management, Inc. 4.100% 3/01/45	475,000	476,824

Foods — 1.4%
Cencosud SA (b) 4.875% 1/20/23	200,000	200,291
Corp. Azucarera del Peru SA (b) 6.375% 8/02/22	500,000	430,000
Cosan Overseas Ltd. (b) 8.250% 11/29/49	700,000	588,000
Grupo Bimbo SAB de CV (b) 4.500% 1/25/22	200,000	212,007
JBS Investments GmbH (b) 7.250% 4/03/24	500,000	453,750
JBS USA LLC/JBS USA Finance, Inc. (c) 5.750% 6/15/25	170,000	148,750
Kraft Heinz Foods Co. (c) 1.600% 6/30/17	425,000	426,368
Kraft Heinz Foods Co. (c) 2.000% 7/02/18	140,000	141,295
The Kroger Co. 3.400% 4/15/22	835,000	883,836
Minerva Luxembourg SA 5 year CMT + 7.046%, VRN (b) 8.750% 12/29/49	1,000,000	933,750
Pilgrim’s Pride Corp. (c) 5.750% 3/15/25	50,000	50,187
Post Holdings, Inc. 7.375% 2/15/22	95,000	100,462
TreeHouse Foods, Inc. (c) 6.000% 2/15/24	45,000	47,700
Tyson Foods, Inc. 3.950% 8/15/24	1,100,000	1,172,664

		5,789,060

Forest Products & Paper — 0.3%
Georgia-Pacific LLC (c) 3.600% 3/01/25	1,125,000	1,163,821

Gas — 0.3%
Fermaca Enterprises S de RL de CV (b) 6.375% 3/30/38	391,681	369,160
National Gas Co., of Trinidad & Tobago Ltd. 6.050% 1/15/36	800,000	811,000

		1,180,160

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hand & Machine Tools — 0.0%
Milacron LLC/Mcron Finance Corp. (c) 7.750% 2/15/21	$170,000	$156,400

Health Care – Products — 0.2%
Alere, Inc. 6.500% 6/15/20	116,000	118,204
Covidien International Finance SA 2.950% 6/15/23	280,000	288,772
Zimmer Biomet Holdings, Inc. 1.450% 4/01/17	565,000	564,811

		971,787

Health Care – Services — 0.6%
Anthem, Inc. 2.300% 7/15/18	555,000	561,315
Centene Escrow Corp. (c) 5.625% 2/15/21	195,000	203,287
HCA, Inc. 5.375% 2/01/25	150,000	151,641
HCA, Inc. 5.875% 2/15/26	55,000	56,650
Laboratory Corp. of America Holdings 2.500% 11/01/18	565,000	569,797
Laboratory Corp. of America Holdings 4.700% 2/01/45	600,000	587,950
Select Medical Corp. 6.375% 6/01/21	170,000	160,650
Tenet Healthcare Corp. 6.750% 6/15/23	160,000	153,200

		2,444,490

Holding Company – Diversified — 0.4%
Argos Merger Sub, Inc. (c) 7.125% 3/15/23	50,000	53,150
Hutchison Whampoa International 12 Ltd. 5 year CMT + 5.176%, VRN (b) 6.000% 5/29/49	1,000,000	1,033,000
MUFG Americas Holdings Corp. 1.625% 2/09/18	560,000	558,116

		1,644,266

Home Builders — 0.0%
WCI Communities, Inc. 6.875% 8/15/21	120,000	119,100

Household Products — 0.0%
Spectrum Brands, Inc. 5.750% 7/15/25	145,000	154,063

Housewares — 0.0%
Newell Rubbermaid, Inc. 3.150% 4/01/21	135,000	138,674

Insurance — 0.3%
Liberty Mutual Group, Inc. (c) 6.500% 5/01/42	730,000	851,905

	Principal Amount	Value
TIAA Asset Management Finance Co. LLC (c) 2.950% 11/01/19	$550,000	$558,176

		1,410,081

Internet — 0.5%
Alibaba Group Holding Ltd. 3.600% 11/28/24	1,165,000	1,174,863
Amazon.com, Inc. 3.800% 12/05/24	280,000	306,778
Tencent Holdings Ltd. (b) 3.800% 2/11/25	500,000	517,518

		1,999,159

Investment Companies — 0.2%
Grupo Aval Ltd. (b) 4.750% 9/26/22	800,000	746,000

Iron & Steel — 0.1%
GTL Trade Finance, Inc. (b) 5.893% 4/29/24	150,000	122,393
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. (c) 6.375% 5/01/22	230,000	209,012

		331,405

Leisure Time — 0.1%
NCL Corp. Ltd. (c) 5.250% 11/15/19	145,000	147,900
Sabre GLBL, Inc. (c) 5.250% 11/15/23	105,000	106,827
Viking Cruises Ltd. (c) 8.500% 10/15/22	100,000	94,500

		349,227

Lodging — 0.0%
Station Casinos LLC 7.500% 3/01/21	95,000	100,581

Machinery – Construction & Mining — 0.0%
Terex Corp. 6.000% 5/15/21	155,000	149,963

Manufacturing — 0.1%
Gates Global LLC/Gates Global Co. (c) 6.000% 7/15/22	260,000	222,300

Media — 0.9%
21st Century Fox America, Inc. 4.750% 9/15/44	280,000	289,842
CCO Holdings LLC/CCO Holdings Capital Corp. (c) 5.125% 5/01/23	40,000	40,700
CCO Holdings LLC/CCO Holdings Capital Corp. 5.250% 9/30/22	200,000	206,000
Cequel Communications Holdings I LLC/Cequel Capital Corp. (c) 6.375% 9/15/20	205,000	202,950

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Comcast Corp. 4.400% 8/15/35	$560,000	$606,709
CSC Holdings LLC 5.250% 6/01/24	60,000	53,475
Gray Television, Inc. 7.500% 10/01/20	97,000	102,335
Sinclair Television Group, Inc. (c) 5.625% 8/01/24	150,000	150,750
TEGNA, Inc. (c) 4.875% 9/15/21	205,000	211,150
Time Warner, Inc. 3.600% 7/15/25	290,000	297,670
Tribune Media Co. (c) 5.875% 7/15/22	200,000	195,396
TV Azteca SAB de CV (b) 7.500% 5/25/18	550,000	352,000
VTR Finance BV (b) 6.875% 1/15/24	1,000,000	975,000

		3,683,977

Mining — 0.5%
Cia Minera Ares SAC (b) 7.750% 1/23/21	750,000	738,750
Freeport-McMoRan, Inc. 3.875% 3/15/23	1,000,000	677,500
Vedanta Resources PLC (b) 7.125% 5/31/23	500,000	275,000
Volcan Cia Minera SAA (b) 5.375% 2/02/22	600,000	456,750

		2,148,000

Multi-National — 0.1%
Banco Latinoamericano de Comercio Exterior SA (b) 3.250% 5/07/20	300,000	298,500

Office Equipment/Supplies — 0.1%
CDW LLC/CDW Finance Corp. 6.000% 8/15/22	30,000	31,706
Xerox Corp. 2.950% 3/15/17	555,000	558,336

		590,042

Oil & Gas — 1.7%
Apache Corp. 4.750% 4/15/43	605,000	543,063
Bharat Petroleum Corp. Ltd. (b) 4.000% 5/08/25	200,000	200,850
BP Capital Markets PLC 3.062% 3/17/22	560,000	570,723
Chevron Corp. 1.365% 3/02/18	353,000	354,257
Chevron Corp. 1.790% 11/16/18	216,000	218,607
Delek & Avner Tamar Bond Ltd. (c) 4.435% 12/30/20	1,000,000	1,005,000

	Principal Amount	Value
Ecopetrol SA 5.875% 5/28/45	$1,000,000	$787,200
EOG Resources, Inc. 4.150% 1/15/26	280,000	291,159
Memorial Production Partners LP/Memorial Production Finance Corp. 6.875% 8/01/22	240,000	64,800
Occidental Petroleum Corp. (a) 3.400% 4/15/26	135,000	136,289
ONGC Videsh Ltd. (b) 3.250% 7/15/19	750,000	760,522
ONGC Videsh Ltd. (b) 3.750% 5/07/23	200,000	199,723
Petroleos Mexicanos 5.625% 1/23/46	1,260,000	1,058,904
Phillips 66 4.875% 11/15/44	50,000	50,091
Phillips 66 5.875% 5/01/42	200,000	217,320
Sanchez Energy Corp. 6.125% 1/15/23	80,000	43,200
SandRidge Energy, Inc. (c) 8.750% 6/01/20	30,000	7,275
Sinopec Group Overseas Development 2015 Ltd. (c) 2.500% 4/28/20	400,000	401,667
Ultra Petroleum Corp. (c) 5.750% 12/15/18	290,000	20,300

		6,930,950

Oil & Gas Services — 0.1%
Schlumberger Holding Corp. (c) 2.350% 12/21/18	285,000	286,870

Packaging & Containers — 0.1%
Berry Plastics Corp. 5.500% 5/15/22	100,000	103,000
Plastipak Holdings, Inc. (c) 6.500% 10/01/21	150,000	146,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC STEP 8.250% 2/15/21	200,000	205,000

		454,250

Pharmaceuticals — 0.9%
AbbVie, Inc. 4.700% 5/14/45	580,000	616,756
Actavis Funding SCS Co. 2.350% 3/12/18	561,000	567,627
AstraZeneca PLC 2.375% 11/16/20	565,000	576,425
Cardinal Health, Inc. 1.950% 6/15/18	560,000	562,616
Eli Lilly & Co. 3.700% 3/01/45	420,000	427,405

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Express Scripts Holding Co. 4.500% 2/25/26	$285,000	$295,080
Quintiles Transnational Corp. (c) 4.875% 5/15/23	100,000	102,590
Teva Pharmaceutical Finance Co. BV 2.950% 12/18/22	595,000	598,306
Vizient, Inc. (c) 10.375% 3/01/24	90,000	96,525

		3,843,330

Pipelines — 0.7%
Energy Transfer Partners LP 4.750% 1/15/26	605,000	549,794
Energy Transfer Partners LP 5.200% 2/01/22	110,000	104,382
Enterprise Products Operating Co. 3.700% 2/15/26	425,000	416,854
Kinder Morgan Energy Partners LP 6.950% 1/15/38	535,000	535,163
MPLX LP (c) 5.500% 2/15/23	105,000	101,645
Transportadora de Gas Internacional SA ESP (b) 5.700% 3/20/22	1,200,000	1,216,200

		2,924,038

Real Estate Investment Trusts (REITS) — 0.4%
Boston Properties LP 4.125% 5/15/21	530,000	567,942
Equinix, Inc. 5.875% 1/15/26	95,000	100,178
ESH Hospitality, Inc. (c) 5.250% 5/01/25	200,000	194,500
Simon Property Group LP 3.300% 1/15/26	565,000	586,352

		1,448,972

Retail — 0.5%
Asbury Automotive Group, Inc. 6.000% 12/15/24	70,000	70,700
Family Tree Escrow LLC (c) 5.750% 3/01/23	41,000	43,460
Grupo Elektra SAB DE CV (b) 7.250% 8/06/18	400,000	388,000
Rite Aid Corp. (c) 6.125% 4/01/23	90,000	95,400
Sally Holdings LLC/Sally Capital, Inc. 5.750% 6/01/22	140,000	146,475
The Home Depot, Inc. 3.000% 4/01/26	285,000	299,186
The Home Depot, Inc. 3.350% 9/15/25	260,000	281,742
Wal-Mart Stores, Inc. 4.300% 4/22/44	510,000	570,293

		1,895,256

	Principal Amount	Value
Semiconductors — 0.0%
Microsemi Corp. (c) 9.125% 4/15/23	$25,000	$27,438

Software — 0.9%
Activision Blizzard, Inc. (c) 5.625% 9/15/21	137,000	144,021
Ensemble S Merger Sub, Inc. (c) 9.000% 9/30/23	210,000	205,800
Fidelity National Information Services, Inc. 3.625% 10/15/20	420,000	434,080
First Data Corp. (c) 5.750% 1/15/24	80,000	79,992
First Data Corp. (c) 7.000% 12/01/23	75,000	75,750
Infor US, Inc. 6.500% 5/15/22	180,000	163,800
Microsoft Corp. 4.450% 11/03/45	565,000	626,679
Oracle Corp. 2.250% 10/08/19	1,095,000	1,129,668
Oracle Corp. 4.125% 5/15/45	590,000	602,791
Solera LLC/ Solera Finance, Inc. (c) 10.500% 3/01/24	75,000	75,375

		3,537,956

Telecommunications — 1.6%
AT&T, Inc. 3.400% 5/15/25	580,000	581,359
Bharti Airtel Ltd. (b) 4.375% 6/10/25	500,000	507,874
British Telecommunications PLC 5.950% 1/15/18	1,025,000	1,105,304
Cisco Systems, Inc. 1.650% 6/15/18	550,000	557,751
CommScope, Inc. (c) 5.000% 6/15/21	155,000	156,163
Digicel Group Ltd. (b) 7.125% 4/01/22	1,000,000	777,400
Frontier Communications Corp. (c) 10.500% 9/15/22	100,000	102,500
Intelsat Jackson Holdings SA 5.500% 8/01/23	220,000	132,550
Intelsat Jackson Holdings SA (c) 8.000% 2/15/24	20,000	20,600
Level 3 Communications, Inc. 5.750% 12/01/22	145,000	149,713
Orange SA 2.750% 9/14/16	265,000	266,967
Orange SA 2.750% 2/06/19	274,000	282,413

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sixsigma Networks Mexico SA de CV (b) 8.250% 11/07/21	$200,000	$188,500
Telefonica Celular del Paraguay SA (b) 6.750% 12/13/22	500,000	490,000
Verizon Communications, Inc. 4.400% 11/01/34	1,200,000	1,213,136

		6,532,230

Transportation — 0.5%
Air Medical Merger Sub Corp. (c) 6.375% 5/15/23	165,000	154,687
Burlington Northern Santa Fe LLC 4.550% 9/01/44	565,000	612,246
FedEx Corp. 4.750% 11/15/45	600,000	634,997
Lima Metro Line 2 Finance Ltd. (b) 5.875% 7/05/34	600,000	597,000
OPE KAG Finance Sub, Inc. (c) 7.875% 7/31/23	95,000	94,763

		2,093,693

TOTAL CORPORATE DEBT (Cost $110,012,648)		107,772,586

MUNICIPAL OBLIGATIONS — 0.2%
New York State Dormitory Authority 5.000% 3/15/33	340,000	406,541
State of California 5.000% 8/01/33	340,000	407,803

		814,344

TOTAL MUNICIPAL OBLIGATIONS (Cost $782,282)		814,344

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.6%
Commercial MBS — 7.8%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15, Class AM 5.363% 2/11/44	600,000	602,568
BXHTL Mortgage Trust, Series 2015-JWRZ, 1 mo. LIBOR + 1.230%, FRN (c) 1.667% 5/15/29	700,000	686,224
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA, VRN 1.102% 1/10/48	5,872,289	464,310
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class XA, VRN 0.911% 11/10/48	5,372,110	315,794
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5 3.137% 2/10/48	276,000	281,571

	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class C 4.065% 6/10/48	$700,000	$624,088
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class C 4.652% 11/10/48	413,000	394,504
COMM Mortgage Trust, Series 2016-DC2, Class XA, VRN 1.240% 2/10/49	1,000,000	74,662
COMM Mortgage Trust, Series 2014-KY0, Class F, 1 mo. LIBOR + 3.500%, FRN (c) 3.938% 6/11/27	460,000	435,733
COMM Mortgage Trust, Series 2015-CR22, Class D, VRN (c) 4.127% 3/10/48	650,000	489,743
COMM Mortgage Trust, Series 2015-LC23, Class C, VRN 4.646% 10/10/53	470,000	446,321
COMM Mortgage Trust, Series 2016-CR28, Class C, VRN 4.648% 2/10/49	517,000	492,092
Commercial Mortgage Trust, Series 2007-GG9, Class AMFX 5.475% 3/10/39	650,000	665,293
Commercial Mortgage Trust, Series 2007-GG11, Class AM, VRN 5.867% 12/10/49	650,000	669,630
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A1AM, VRN 5.941% 9/15/39	800,000	833,126
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class AM, VRN (c) 6.067% 2/15/41	700,000	741,346
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, VRN 4.586% 11/15/48	427,000	406,923
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K053, Class A2 2.995% 12/25/25	463,000	486,919
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K050, Class A2, VRN 3.334% 8/25/25	350,000	378,892
Federal National Mortgage Association, Series 2016-M3, Class A2 2.702% 2/25/26	465,000	470,541
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AM, VRN 5.606% 12/10/49	301,000	300,862

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, VRN 1.611% 2/10/46	$5,725,353	$462,878
GS Mortgage Securities Trust, Series 2015-GS1, Class XA, VRN 0.844% 11/10/48	8,233,828	507,219
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, VRN 1.183% 4/10/47	7,820,307	485,480
GS Mortgage Securities Trust, Series 2015-GC32, Class B, VRN 4.402% 7/10/48	610,400	640,749
GS Mortgage Securities Trust, Series 2014-GC26, Class D, VRN (c) 4.511% 11/10/47	267,000	207,325
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class XA 1.159% 1/15/49	5,433,632	365,069
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class C, 1 mo. LIBOR + 2.250%, FRN (c) 2.686% 1/15/32	700,000	682,861
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM 5.372% 5/15/47	600,000	605,639
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AM, VRN 6.007% 2/15/51	540,000	561,899
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AJ, VRN 6.075% 2/12/51	510,000	495,772
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class XA, VRN 0.721% 7/15/48	11,205,235	445,191
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class XA, VRN 0.957% 5/15/48	12,421,687	578,516
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class XA, VRN 1.006% 11/15/47	5,211,132	309,972
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class XA, VRN 1.203% 10/15/48	8,956,284	601,631

	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class B, VRN 4.313% 7/15/48	$610,000	$591,484
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class C, VRN 4.619% 12/15/48	527,000	484,120
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class C, VRN 4.669% 11/15/48	100,000	85,383
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class C, VRN 4.905% 3/15/49	466,000	431,799
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AJ 5.484% 2/15/40	1,160,000	1,166,491
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM, VRN 5.493% 2/15/40	700,000	714,621
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class AJ, VRN 5.954% 6/12/46	600,000	599,902
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class D (c) 3.060% 10/15/48	650,000	432,251
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class D, VRN (c) 3.237% 12/15/47	504,000	335,329
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4 3.249% 2/15/48	175,000	180,896
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class C 4.000% 12/15/47	650,000	578,044
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class C 4.136% 7/15/50	650,000	603,937
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class C, VRN 4.539% 12/15/47	351,000	320,238
Morgan Stanley Capital I, Series 2015-UBS8, Class XA, VRN 0.986% 12/15/48	6,686,964	457,946
Morgan Stanley Capital I, Series 2015-XLF2, Class AFSC, 1 mo. LIBOR + 3.000%, FRN (c) 3.436% 8/15/26	478,000	477,055
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	470,000	475,352

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust Series, Series 2007-C30, Class AM 5.383% 12/15/43	$650,000	$652,486
Wachovia Bank Commercial Mortgage Trust Series, Series 2007-C30, Class AJ, VRN 5.413% 12/15/43	175,000	172,703
Wachovia Bank Commercial Mortgage Trust Series, Series 2006-C28, Class AJ, VRN 5.632% 10/15/48	1,160,000	1,166,693
Wachovia Bank Commercial Mortgage Trust Series, Series 2007-C32, Class AMFX (c) 5.703% 6/15/49	415,000	428,892
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class XA 0.805% 7/15/58	12,942,284	628,841
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class XA, VRN 1.036% 12/15/48	5,518,519	383,928
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class XA, VRN 1.123% 11/15/48	6,783,005	519,311
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4 3.809% 12/15/48	392,000	422,126
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class D (c) 3.938% 8/15/50	560,000	419,490
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, VRN 4.539% 9/15/58	390,000	359,791
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class C, VRN 4.603% 12/15/48	421,000	408,069
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class C, VRN 4.612% 11/15/48	468,000	447,838
WFRBS Commercial Mortgage Trust IO, Series 2014-C21, Class XA, VRN 1.176% 8/15/47	12,906,267	841,143

		31,997,502

Home Equity ABS — 1.0%
GSAA Home Equity Trust, Series 2007-10, Class A2A 6.500% 11/25/37	6,037,722	4,279,636

	Principal Amount	Value
Other ABS — 6.0%
Adams Mill CLO Ltd., Series 2014-1A, Class A1, 3 mo. USD LIBOR + 1.480%, FRN (c) 2.102% 7/15/26	$500,000	$489,129
Anchorage Capital CLO Ltd., Series 2014-5A, Class A, 3 mo. USD LIBOR + 1.600%, FRN (c) 2.222% 10/15/26	1,000,000	998,859
Apidos Cinco CDO Ltd., Series 2007-CA, Class B, 3 mo. USD LIBOR + 0.800%, FRN (c) 1.418% 5/14/20	1,000,000	966,579
ARES XII CLO Ltd., Series 2007-12A, Class C, 3 mo. USD LIBOR + 2.000%, FRN (c) 2.629% 11/25/20	1,000,000	976,886
Atrium V, Series 5A, Class A4, 3 mo. USD LIBOR + 0.390%, FRN (c) 1.008% 7/20/20	1,000,000	966,542
Baker Street Funding CLO Ltd., Series 2005-1A, Class B, 3 mo. LIBOR + 0.450%, FRN (c) 1.084% 12/15/18	299,000	293,752
BlueMountain CLO II Ltd., Series 2006-2A, Class C, 3 mo. USD LIBOR + 0.800%, FRN (c) 1.435% 7/15/18	1,025,000	982,217
BlueMountain CLO Ltd., Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.200%, FRN (c) 1.818% 5/15/25	1,000,000	990,808
BlueMountain CLO Ltd., Series 2015-2A, Class C, 3 mo. USD LIBOR + 2.700%, FRN (c) 3.320% 7/18/27	1,000,000	953,351
BlueMountain CLO Ltd., Series 2012-2A, Class C, 3 mo. USD LIBOR + 2.750%, FRN (c) 3.368% 11/20/24	1,000,000	967,016
BlueMountain CLO Ltd., Series 2015-3A, Class B, 3 mo. USD LIBOR + 3.100%, FRN (c) 3.433% 10/20/27	1,000,000	979,141
BlueMountain CLO Ltd., Series 2015-3A, Class C, 3 mo. USD LIBOR + 3.550%, FRN (c) 3.883% 10/20/27	1,000,000	906,480
BlueMountain CLO Ltd., Series 2015-2A, Class D, 3 mo. USD LIBOR + 3.550%, FRN (c) 4.170% 7/18/27	1,000,000	860,965

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Carlyle High Yield Partners VIII Ltd., Series 2006-8A, Class A2A, 3 mo. USD LIBOR + 0.240%, FRN (c) 0.858% 5/21/21	$297,586	$294,367
Dryden XXV Senior Loan Fund, Series 2012-25A, Class D, 3 mo. USD LIBOR + 4.000%, FRN (c) 4.622% 1/15/25	833,000	745,138
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class D, 3 mo. USD LIBOR + 3.350%, FRN (c) 3.974% 7/20/27	1,000,000	847,865
KKR Financial Ltd., Series 2007-1A, Class A, 3 mo. USD LIBOR + .350%, FRN (c) 0.968% 5/15/21	419,210	417,103
LCM XVIII LP, Series 19A, Class D, 3 mo. USD LIBOR + 3.450%, FRN (c) 4.072% 7/15/27	1,000,000	844,327
Limerock CLO I, Series 2007-1A, Class B, 3 mo. LIBOR + 0.630%, FRN (c) 1.249% 4/24/23	1,000,000	935,306
Madison Park Funding Ltd., Series 2007-6A, Class C, 3 mo. USD LIBOR + 1.000%, FRN (c) 1.619% 7/26/21	1,000,000	942,357
Madison Park Funding XIV Ltd., Series 2014-14A, Class D, 3 mo. USD LIBOR + 3.600%, FRN (c) 4.224% 7/20/26	1,000,000	896,159
Madison Park Funding XVIII Ltd., Series 2015-18A, Class D2, 3 mo. USD LIBOR + 3.950%, FRN (c) 4.574% 10/21/26	1,000,000	902,048
MAPS CLO Fund II Ltd., Series 2007-2A, Class B, 3 mo. LIBOR + 0.900%, FRN (c) 1.524% 7/20/22	500,000	474,688
Marea CLO Ltd., Series 2012-1A, Class DR, 3 mo. USD LIBOR + 3.750%, FRN (c) 4.372% 10/15/23	1,000,000	859,261
Merrill Lynch Mortgage Investors Trust Series, Series 2006-OPT1, Class A2C, 1 mo. USD LIBOR + 0.150%, FRN 0.583% 8/25/37	3,393,218	2,790,214
Race Point VIII CLO Ltd., Series 2013-8A, Class B, 3 mo. LIBOR + 1.900%, FRN (c) 2.518% 2/20/25	500,000	487,694

	Principal Amount	Value
Venture VI CDO Ltd., Series 2006-1A, Class B, 3 mo. USD LIBOR + 0.640%, FRN (c) 1.259% 8/03/20	$1,000,000	$926,587
Venture XVII CLO Ltd., Series 2014-17A, Class B2, 3 mo. USD LIBOR + 2.100%, FRN (c) 2.722% 7/15/26	1,000,000	980,120

		24,674,959

WL Collateral CMO — 12.0%
Alternative Loan Trust, Series 2006-13T1, Class A11 6.000% 5/25/36	3,405,927	2,856,937
Alternative Loan Trust, Series 2006-36T2, Class 2A1 6.250% 12/25/36	5,583,373	4,217,932
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A, FRN 2.984% 4/25/37	4,698,852	4,222,551
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 1A5 5.500% 4/25/36	4,868,861	4,397,608
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-HYB2, Class 3A1, FRN 2.855% 2/25/47	3,327,768	2,904,637
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-14, Class A6 6.000% 9/25/37	3,162,814	2,931,845
CSMC Trust, Series 2015-RPL3, Class A1, STEP (c) 3.750% 12/25/56	5,697,533	5,599,009
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD LIBOR + 0.170%, FRN 0.602% 12/19/36	2,549,513	1,831,554
IndyMac INDX Mortgage Loan Trust, Series 2007-AR5, Class 2A1, FRN 2.862% 5/25/37	4,928,080	3,802,706
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1 2.856% 7/25/35	1,426,507	1,178,602
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, Series 2006-AR1, Class 2A1, FRN 3.088% 2/25/36	4,793,169	3,717,510
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3, VRN (c) 6.499% 10/26/37	1,940,655	1,771,633

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RFMSI Series Trust, Series 2007-S4, Class A5, 1 mo. USD LIBOR + 0.600%, FRN 6.000% 4/25/37	$974,198	$921,190
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2, FRN 2.734% 10/25/37	3,191,534	2,618,454
Towd Point Mortgage Trust, Series 2015-2, Class 1A13, VRN (c) 2.500% 11/25/60	5,257,512	5,165,915
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5, STEP 6.350% 5/25/36	2,075,006	1,500,497

		49,638,580

WL Collateral PAC — 0.8%
Alternative Loan Trust, Series 2006-19CB, Class A15 6.000% 8/25/36	3,738,768	3,325,705

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $118,021,313)		113,916,382

SOVEREIGN DEBT OBLIGATIONS — 0.6%
Colombia Government International Bond 4.375% 7/12/21	1,500,000	1,563,750
United Mexican States 4.000% 10/02/23	800,000	838,000

		2,401,750

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,425,915)		2,401,750

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 11.4%
Collateralized Mortgage Obligations — 7.0%
Federal Home Loan Mortgage Corp. Series 4481, Class B 3.000% 12/15/42	9,565,150	9,944,468
Series 4483, Class CA 3.000% 6/15/44	9,173,868	9,532,185
Federal National Mortgage Association, Series 2015-9, Class HA 3.000% 1/25/45	1,596,778	1,659,726
Government National Mortgage Association Series 2015-74, Class LZ 3.500% 5/20/45	2,948,887	3,061,135

	Principal Amount	Value
Series 2015-92, Class CZ 3.500% 6/20/45	$4,692,126	$4,858,366

		29,055,880

Pass-Through Securities — 4.4%
Federal Home Loan Mortgage Corp. Pool #G08658 3.000% 8/01/45	4,863,203	4,984,213
Pool #G08632 3.500% 3/01/45	4,614,249	4,836,311
Federal National Mortgage Association Pool #MA2248 3.000% 4/01/45	3,766,483	3,830,778
Pool #AX2501 4.000% 10/01/44	4,180,419	4,469,945

		18,121,247

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $45,450,349)		47,177,127

U.S. TREASURY OBLIGATIONS — 28.1%
U.S. Treasury Bonds & Notes — 28.1%
U.S. Treasury Bond 2.750% 11/15/42	11,020,000	11,360,931
U.S. Treasury Bond 3.000% 11/15/44	11,710,000	12,639,710
U.S. Treasury Inflation Index 0.125% 4/15/19	5,338,081	5,453,255
U.S. Treasury Note 0.500% 6/30/16	14,810,000	14,818,100
U.S. Treasury Note 0.500% 3/31/17	12,080,000	12,065,313
U.S. Treasury Note 1.000% 5/15/18	1,390,000	1,396,556
U.S. Treasury Note 1.000% 11/30/19	320,000	319,838
U.S. Treasury Note 1.750% 3/31/22	5,270,000	5,363,872
U.S. Treasury Note 1.875% 11/30/21	510,000	523,816
U.S. Treasury Note 2.000% 11/30/20	12,630,000	13,083,274
U.S. Treasury Note 2.000% 2/15/25	9,000,000	9,192,129
U.S. Treasury Note 2.250% 3/31/21	10,170,000	10,662,212
U.S. Treasury Note 2.250% 11/15/24	8,710,000	9,080,855
U.S. Treasury Note 2.375% 8/15/24	370,000	389,656

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 2.500% 5/15/24	$8,930,000	$9,495,800

		115,845,317

TOTAL U.S. TREASURY OBLIGATIONS (Cost $113,347,509)		115,845,317

TOTAL BONDS & NOTES (Cost $390,040,016)		387,927,506

	Number of Shares
MUTUAL FUNDS — 2.1%
Diversified Financial — 2.1%
DoubleLine Floating Rate Fund	884,484	8,641,407

TOTAL MUTUAL FUNDS (Cost $9,012,781)		8,641,407

TOTAL LONG-TERM INVESTMENTS (Cost $399,052,797)		396,568,913

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (d)	$4,626,624	4,626,624

TOTAL SHORT-TERM INVESTMENTS (Cost $4,626,624)		4,626,624

TOTAL INVESTMENTS — 97.2% (Cost $403,679,421) (e)		401,195,537

Other Assets/(Liabilities) — 2.8%		11,594,728

NET ASSETS — 100.0%		$412,790,265

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2016, these securities amounted to a value of $34,970,786 or 8.47% of net assets.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $53,047,369 or 12.85% of net assets.
(d)	Maturity value of $4,626,625. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $4,722,766.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Basic Materials — 2.1%
Chemicals — 1.4%
E.I. du Pont de Nemours & Co.	70,053	$4,435,756
Eastman Chemical Co.	69,930	5,051,044
The Mosaic Co.	24,390	658,530

		10,145,330

Mining — 0.7%
Vulcan Materials Co.	51,891	5,478,133

		15,623,463

Communications — 8.8%
Advertising — 0.9%
Nielsen Holdings PLC	77,160	4,063,245
Omnicom Group, Inc.	34,368	2,860,449

		6,923,694

Internet — 1.6%
Alphabet, Inc. Class A (a)	6,390	4,874,931
Liberty Interactive Corp. QVC Group Class A (a)	133,839	3,379,435
Symantec Corp.	190,321	3,498,100

		11,752,466

Media — 3.3%
CBS Corp. Class B (Non-Voting)	96,500	5,316,185
Comcast Corp. Class A	152,633	9,322,824
DISH Network Corp. Class A (a)	55,420	2,563,729
Liberty Global PLC Series A (a)	87,204	3,357,354
Viacom, Inc. Class B	60,100	2,480,928
The Walt Disney Co.	22,030	2,187,799

		25,228,819

Telecommunications — 3.0%
Cisco Systems, Inc.	191,669	5,456,816
T-Mobile US, Inc. (a)	73,020	2,796,666
Verizon Communications, Inc.	194,333	10,509,529
Vodafone Group PLC Sponsored ADR (United Kingdom)	119,576	3,832,411

		22,595,422

		66,500,401

Consumer, Cyclical — 8.8%
Airlines — 0.3%
Delta Air Lines, Inc.	54,670	2,661,336

Apparel — 0.5%
Ralph Lauren Corp.	35,889	3,454,675

Auto Manufacturers — 0.6%
Ford Motor Co.	231,370	3,123,495
General Motors Co.	53,716	1,688,294

		4,811,789

	Number of Shares	Value
Automotive & Parts — 0.8%
Johnson Controls, Inc.	157,350	$6,131,930

Home Builders — 0.5%
Lennar Corp. Class A (b)	74,260	3,591,214

Home Furnishing — 0.4%
Whirlpool Corp.	15,920	2,871,013

Housewares — 0.3%
Newell Rubbermaid, Inc.	60,053	2,659,747

Leisure Time — 1.4%
Carnival Corp.	132,630	6,998,885
Harley-Davidson, Inc.	71,216	3,655,517

		10,654,402

Retail — 4.0%
Bed Bath & Beyond, Inc. (a)	21,130	1,048,893
CVS Health Corp.	49,095	5,092,624
Dollar General Corp.	28,376	2,428,985
Kohl’s Corp.	30,290	1,411,817
Lowe’s Cos., Inc.	48,637	3,684,253
Macy’s, Inc.	29,030	1,279,933
Nordstrom, Inc. (b)	23,920	1,368,463
Wal-Mart Stores, Inc.	75,470	5,168,940
Walgreens Boots Alliance, Inc.	85,470	7,199,993
Williams-Sonoma, Inc.	25,340	1,387,112

		30,071,013

		66,907,119

Consumer, Non-cyclical — 19.0%
Agriculture — 1.2%
Philip Morris International, Inc.	79,072	7,757,754
Reynolds American, Inc.	21,530	1,083,174

		8,840,928

Beverages — 2.0%
The Coca-Cola Co.	137,910	6,397,645
PepsiCo, Inc.	83,149	8,521,110

		14,918,755

Biotechnology — 0.9%
Amgen, Inc.	19,550	2,931,131
Gilead Sciences, Inc.	43,510	3,996,829

		6,927,960

Cosmetics & Personal Care — 1.1%
The Procter & Gamble Co.	98,190	8,082,019

Foods — 0.7%
Mondelez International, Inc. Class A	135,497	5,436,140

Health Care – Products — 1.3%
Medtronic PLC	77,303	5,797,725
Zimmer Biomet Holdings, Inc.	37,690	4,018,885

		9,816,610

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 3.6%
HCA Holdings, Inc. (a)	17,080	$1,333,094
Humana, Inc.	27,778	5,081,985
Thermo Fisher Scientific, Inc.	21,740	3,078,167
UnitedHealth Group, Inc.	136,724	17,623,723

		27,116,969

Pharmaceuticals — 8.2%
AbbVie, Inc.	79,271	4,527,959
Allergan PLC (a)	16,241	4,353,075
Cardinal Health, Inc.	47,290	3,875,415
Eli Lilly & Co.	137,459	9,898,423
Merck & Co., Inc.	126,782	6,708,036
Pfizer, Inc.	620,664	18,396,481
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	272,449	14,578,746

		62,338,135

		143,477,516

Energy — 11.3%
Oil & Gas — 9.0%
Anadarko Petroleum Corp.	166,204	7,740,120
Apache Corp.	153,228	7,479,059
BP PLC Sponsored ADR (United Kingdom)	177,154	5,346,508
Chesapeake Energy Corp. (b)	124,170	511,580
Chevron Corp.	76,541	7,302,012
ConocoPhillips	150,378	6,055,722
Continental Resources, Inc. (b) (a)	57,349	1,741,116
Hess Corp.	113,911	5,997,414
Newfield Exploration Co. (a)	93,161	3,097,603
Phillips 66	46,841	4,055,962
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	85,325	4,133,996
Suncor Energy, Inc.	409,540	11,389,308
Valero Energy Corp.	56,609	3,630,901

		68,481,301

Oil & Gas Services — 1.6%
Halliburton Co.	139,652	4,988,369
National Oilwell Varco, Inc. (b)	82,061	2,552,097
Schlumberger Ltd.	60,976	4,496,980

		12,037,446

Pipelines — 0.7%
Enbridge, Inc.	132,568	5,158,221

		85,676,968

Financial — 23.9%
Banks — 4.9%
Bank of America Corp.	1,315,366	17,783,748
Fifth Third Bancorp	306,423	5,114,200
The PNC Financial Services Group, Inc.	54,395	4,600,185
State Street Corp.	46,796	2,738,502

	Number of Shares	Value
Wells Fargo & Co.	136,214	$6,587,309

		36,823,944

Diversified Financial — 12.0%
Ally Financial, Inc. (a)	746,780	13,979,721
American Express Co.	48,031	2,949,103
Ameriprise Financial, Inc.	42,670	4,011,407
Citigroup, Inc.	417,781	17,442,357
Discover Financial Services	103,135	5,251,634
FNF Group	137,979	4,677,488
The Goldman Sachs Group, Inc.	21,570	3,386,059
JP Morgan Chase & Co.	390,085	23,100,834
Legg Mason, Inc.	55,828	1,936,115
Morgan Stanley	128,650	3,217,536
Synchrony Financial (a)	287,100	8,228,286
T. Rowe Price Group, Inc.	34,560	2,538,778

		90,719,318

Insurance — 4.7%
American International Group, Inc.	316,134	17,087,043
Aon PLC	50,770	5,302,927
MetLife, Inc.	103,044	4,527,753
The Travelers Cos., Inc.	42,709	4,984,567
Unum Group	112,772	3,486,910

		35,389,200

Real Estate Investment Trusts (REITS) — 2.3%
Crown Castle International Corp.	22,560	1,951,440
Digital Realty Trust, Inc.	26,830	2,374,187
Equity Residential	52,240	3,919,567
Public Storage	16,810	4,636,703
Weyerhaeuser Co.	146,585	4,541,203

		17,423,100

		180,355,562

Industrial — 11.5%
Aerospace & Defense — 2.2%
Lockheed Martin Corp.	24,260	5,373,590
Northrop Grumman Corp.	26,329	5,210,509
United Technologies Corp.	58,002	5,806,000

		16,390,099

Building Materials — 0.6%
Louisiana-Pacific Corp. (a)	274,890	4,706,117

Electronics — 0.9%
TE Connectivity Ltd.	108,830	6,738,753

Environmental Controls — 0.4%
Waste Management, Inc.	50,420	2,974,780

Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	19,280	1,475,691
Ingersoll-Rand PLC	58,942	3,654,994

		5,130,685

Manufacturing — 4.5%
Danaher Corp.	79,498	7,541,180

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Eaton Corp. PLC	197,486	$12,354,724
Honeywell International, Inc.	47,262	5,295,707
Parker Hannifin Corp.	41,723	4,634,591
Pentair PLC	83,042	4,505,859

		34,332,061

Packaging & Containers — 0.6%
Sealed Air Corp.	103,677	4,977,533

Transportation — 1.6%
CSX Corp.	126,440	3,255,830
FedEx Corp.	19,530	3,177,922
Norfolk Southern Corp.	52,985	4,411,001
XPO Logistics, Inc. (b) (a)	38,120	1,170,284

		12,015,037

		87,265,065

Technology — 9.6%
Computers — 3.0%
Apple, Inc.	87,194	9,503,274
EMC Corp.	147,814	3,939,243
Synopsys, Inc. (a)	107,030	5,184,533
Western Digital Corp.	77,370	3,654,959

		22,282,009

Internet — 0.5%
Check Point Software Technologies Ltd. (b) (a)	39,670	3,469,935

Semiconductors — 3.0%
Broadcom Ltd.	69,302	10,707,159
Micron Technology, Inc. (a)	183,796	1,924,344
NXP Semiconductor NV (a)	24,890	2,017,832
QUALCOMM, Inc.	78,505	4,014,746
Texas Instruments, Inc.	72,930	4,187,641

		22,851,722

Software — 3.1%
First Data Corp. Class A (a)	460,280	5,956,023
Microsoft Corp.	319,643	17,653,883

		23,609,906

		72,213,572

Utilities — 3.6%
Electric — 3.6%
Calpine Corp. (a)	189,618	2,876,505
Edison International	155,410	11,172,425
NextEra Energy, Inc.	56,042	6,632,010
PG&E Corp.	98,672	5,892,692
WEC Energy Group, Inc.	14,460	868,612

		27,442,244

TOTAL COMMON STOCK (Cost $632,773,736)		745,461,910

TOTAL EQUITIES (Cost $632,773,736)		745,461,910

	Number of Shares	Value
MUTUAL FUNDS — 1.2%
Diversified Financial — 1.2%
State Street Navigator Securities Lending Prime Portfolio (c)	9,408,622	$9,408,622

TOTAL MUTUAL FUNDS (Cost $9,408,622)		9,408,622

TOTAL LONG-TERM INVESTMENTS (Cost $642,182,358)		754,870,532

	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (d)	$12,960,657	12,960,657

TOTAL SHORT-TERM INVESTMENTS (Cost $12,960,657)		12,960,657

TOTAL INVESTMENTS — 101.5% (Cost $655,143,015) (e)		767,831,189

Other Assets/(Liabilities) — (1.5)%		(11,625,008)

NET ASSETS — 100.0%		$756,206,181

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2016, was $9,204,560 or 1.22% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $12,960,661. Collateralized by U.S. Government Agency obligations with rates ranging from 1.625% – 1.750%, maturity dates ranging from 9/30/19 – 12/31/19, and an aggregate market value, including accrued interest, of $13,226,265.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Rotation Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value
EQUITIES — 97.7%

COMMON STOCK — 97.7%
Basic Materials — 3.1%
Chemicals — 0.2%
Eastman Chemical Co.	$300	$21,669
Praxair, Inc.	200	22,890

		44,559

Foods — 0.7%
BHP Billiton Ltd. Sponsored ADR (Australia)	5,000	129,500

Iron & Steel — 2.2%
ArcelorMittal	46,900	214,802
Nucor Corp.	4,800	227,040

		441,842

		615,901

Communications — 10.1%
Internet — 5.9%
Alphabet, Inc. Class A (a)	280	213,612
Alphabet, Inc. Class C (a)	50	37,248
Amazon.com, Inc. (a)	910	540,212
Facebook, Inc. Class A (a)	1,000	114,100
VeriSign, Inc. (a)	2,900	256,766

		1,161,938

Media — 1.0%
News Corp. Class A	2,400	30,648
Scripps Networks Interactive Class A	2,600	170,300

		200,948

Telecommunications — 3.2%
Corning, Inc.	13,600	284,104
Juniper Networks, Inc.	3,500	89,285
Sprint Corp. (a)	9,300	32,364
Vodafone Group PLC Sponsored ADR (United Kingdom)	6,800	217,940

		623,693

		1,986,579

Consumer, Cyclical — 10.0%
Airlines — 0.3%
JetBlue Airways Corp. (a)	2,700	57,024

Automotive & Parts — 5.6%
The Goodyear Tire & Rubber Co.	16,700	550,766
Lear Corp.	1,800	200,106
Visteon Corp.	4,570	363,726

		1,114,598

Entertainment — 0.5%
Six Flags Entertainment Corp.	1,700	94,333

Home Furnishing — 0.5%
Sony Corp. Sponsored ADR (Japan)	3,600	92,592

	Principal Amount	Value
Retail — 3.1%
Darden Restaurants, Inc.	$2,100	$139,230
The Home Depot, Inc.	2,000	266,860
Target Corp.	2,500	205,700

		611,790

		1,970,337

Consumer, Non-cyclical — 17.0%
Biotechnology — 2.3%
Amgen, Inc.	1,040	155,927
Gilead Sciences, Inc.	3,330	305,894

		461,821

Commercial Services — 9.2%
Alliance Data Systems Corp. (a)	350	77,000
Global Payments, Inc.	5,600	365,680
McKesson Corp.	1,110	174,547
Quanta Services, Inc. (a)	5,400	121,824
ServiceMaster Global Holdings, Inc. (a)	2,200	82,896
Total System Services, Inc.	1,500	71,370
United Rentals, Inc. (a)	3,000	186,570
Vantiv, Inc. Class A (a)	7,100	382,548
Visa, Inc. Class A	2,600	198,848
Western Union Co.	8,500	163,965

		1,825,248

Foods — 1.4%
Hormel Foods Corp.	3,200	138,368
Tyson Foods, Inc. Class A	2,000	133,320

		271,688

Health Care – Products — 1.3%
Johnson & Johnson	300	32,460
Varian Medical Systems, Inc. (a)	2,800	224,056

		256,516

Health Care – Services — 1.0%
Aetna, Inc.	1,730	194,366

Pharmaceuticals — 1.8%
AbbVie, Inc.	1,600	91,392
Merck & Co., Inc.	300	15,873
Pfizer, Inc.	800	23,712
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	4,100	219,391

		350,368

		3,360,007

Energy — 13.1%
Oil & Gas — 10.5%
Apache Corp.	400	19,524
Canadian Natural Resources Ltd.	5,400	145,800
Chevron Corp.	200	19,080
Crescent Point Energy Corp.	17,000	235,280
Exxon Mobil Corp.	300	25,077

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Helmerich & Payne, Inc.	$4,600	$270,112
Hess Corp.	3,000	157,950
Marathon Petroleum Corp.	2,600	96,668
Murphy Oil Corp.	4,300	108,317
Phillips 66	5,800	502,222
Tesoro Corp.	3,320	285,553
Valero Energy Corp.	3,400	218,076

		2,083,659

Oil & Gas Services — 2.6%
HollyFrontier Corp.	3,900	137,748
National Oilwell Varco, Inc.	9,900	307,890
Oceaneering International, Inc.	2,100	69,804

		515,442

		2,599,101

Financial — 16.5%
Banks — 7.6%
Bank of America Corp.	7,000	94,640
Capital One Financial Corp.	4,600	318,826
Huntington Bancshares, Inc.	23,600	225,144
KeyCorp	13,000	143,520
PacWest Bancorp	5,400	200,610
The PNC Financial Services Group, Inc.	2,600	219,882
State Street Corp.	3,100	181,412
Wells Fargo & Co.	500	24,180
Zions Bancorp	4,000	96,840

		1,505,054

Diversified Financial — 4.2%
Citigroup, Inc.	8,100	338,175
The Goldman Sachs Group, Inc.	1,200	188,376
JP Morgan Chase & Co.	3,500	207,270
Legg Mason, Inc.	2,900	100,572

		834,393

Diversified Financial Services — 0.7%
Voya Financial, Inc.	4,700	139,919

Insurance — 3.9%
Aflac, Inc.	1,800	113,652
Berkshire Hathaway, Inc. Class B (a)	300	42,564
Lincoln National Corp.	7,300	286,160
MetLife, Inc.	4,500	197,730
Torchmark Corp.	700	37,912
The Travelers Cos., Inc.	770	89,867

		767,885

Real Estate Investment Trusts (REITS) — 0.1%
Simon Property Group, Inc.	100	20,769

		3,268,020

Industrial — 14.3%
Aerospace & Defense — 3.4%
The Boeing Co.	1,600	203,104
Lockheed Martin Corp.	1,830	405,345

	Principal Amount	Value
Spirit AeroSystems Holdings, Inc. Class A (a)	$1,600	$72,576

		681,025

Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc.	1,070	43,346

Electronics — 1.3%
Jabil Circuit, Inc.	3,100	59,737
Waters Corp. (a)	1,520	200,518

		260,255

Engineering & Construction — 1.3%
Fluor Corp.	4,600	247,020

Machinery – Construction & Mining — 2.1%
Caterpillar, Inc.	5,400	413,316

Machinery – Diversified — 0.5%
BWX Technologies, Inc.	2,800	93,968

Manufacturing — 2.9%
3M Co.	1,900	316,597
Illinois Tool Works, Inc.	2,500	256,100

		572,697

Miscellaneous – Manufacturing — 0.3%
A.O. Smith Corp.	900	68,679

Packaging & Containers — 1.0%
Packaging Corporation of America	3,400	205,360

Shipbuilding — 0.7%
Huntington Ingalls Industries, Inc.	1,000	136,940

Transportation — 0.6%
Expeditors International of Washington, Inc.	1,900	92,739
Union Pacific Corp.	200	15,910

		108,649

		2,831,255

Technology — 12.0%
Computers — 3.0%
Amdocs Ltd.	700	42,294
Apple, Inc.	1,210	131,878
Cadence Design Systems, Inc. (a)	11,300	266,454
NetApp, Inc.	5,800	158,282

		598,908

Internet — 0.6%
Check Point Software Technologies Ltd. (a)	1,400	122,458

Semiconductors — 6.1%
Applied Materials, Inc.	13,600	288,048
ASML Holding NV	810	81,316
Broadcom Ltd.	500	77,250
Lam Research Corp.	5,800	479,080
NVIDIA Corp.	2,700	96,201
NXP Semiconductor NV (a)	590	47,831

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	$1,200	$31,440
Texas Instruments, Inc.	1,900	109,098

		1,210,264

Software — 2.3%
Electronic Arts, Inc. (a)	900	59,499
Microsoft Corp.	5,400	298,242
Nuance Communications, Inc. (a)	4,500	84,105

		441,846

		2,373,476

Utilities — 1.6%
Electric — 1.3%
Entergy Corp.	2,800	221,984
The Southern Co.	900	46,557

		268,541

Gas — 0.3%
NiSource, Inc.	2,300	54,188

		322,729

TOTAL COMMON STOCK (Cost $18,801,466)		19,327,405

TOTAL EQUITIES (Cost $18,801,466)		19,327,405

TOTAL LONG-TERM INVESTMENTS (Cost $18,801,466)		19,327,405

SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (b)	212,800	212,800

TOTAL SHORT-TERM INVESTMENTS (Cost $212,800)		212,800

TOTAL INVESTMENTS — 98.8% (Cost $19,014,266) (c)		19,540,205

Other Assets/(Liabilities) — 1.2%		239,219

NET ASSETS — 100.0%		$19,779,424

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $212,800. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $221,773.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.2%

BANK LOANS — 2.3%
Oil & Gas — 1.4%
Caelus Energy Alaska O3 LLC, 2nd Lien Term Loan 8.750% 4/15/20	$3,139,220	$1,334,168
Fieldwood Energy LLC, 2nd Lien Term Loan 8.375% 9/30/20	3,700,470	642,957

		1,977,125

Pharmaceuticals — 0.9%
Synarc-Biocore Holdings LLC, 2nd Lien Term Loan 9.250% 3/10/22	1,468,985	1,263,327

TOTAL BANK LOANS (Cost $6,796,120)		3,240,452

CORPORATE DEBT — 95.9%
Aerospace & Defense — 1.5%
Moog, Inc. (a) 5.250% 12/01/22	556,000	556,695
TransDigm, Inc. 6.500% 7/15/24	1,210,000	1,200,562
TransDigm, Inc. 6.500% 5/15/25	331,000	323,553

		2,080,810

Agriculture — 1.3%
Pinnacle Operating Corp. (a) 9.000% 11/15/20	2,204,000	1,900,950

Airlines — 0.8%
Allegiant Travel Co. 5.500% 7/15/19	1,130,000	1,161,075

Apparel — 0.5%
Perry Ellis International, Inc. 7.875% 4/01/19	730,000	733,650

Auto Manufacturers — 2.0%
Allied Specialty Vehicles, Inc. (a) 8.500% 11/01/19	2,808,000	2,843,100

Automotive & Parts — 2.5%
Accuride Corp. 9.500% 8/01/18	1,545,000	1,421,400
Cooper Tire & Rubber Co. 8.000% 12/15/19	260,000	291,200
International Automotive Components Group SA (a) 9.125% 6/01/18	2,100,000	1,890,000

		3,602,600

	Principal Amount	Value
Banks — 1.0%
Ally Financial, Inc. 8.000% 11/01/31	$1,230,000	$1,402,200

Beverages — 0.2%
Constellation Brands, Inc. 4.750% 12/01/25	246,000	254,610

Building Materials — 2.2%
Cemex Finance LLC (a) 9.375% 10/12/22	1,000,000	1,100,000
Cemex SAB de CV (a) 6.125% 5/05/25	550,000	514,250
Headwaters, Inc. 7.250% 1/15/19	1,500,000	1,545,000

		3,159,250

Chemicals — 1.9%
A Schulman, Inc. (a) 6.875% 6/01/23	616,000	606,760
Omnova Solutions, Inc. STEP 7.875% 11/01/18	1,001,000	990,990
Platform Specialty Products Corp. (a) 10.375% 5/01/21	309,000	298,957
TPC Group, Inc. (a) 8.750% 12/15/20	1,164,000	814,800

		2,711,507

Commercial Services — 6.2%
The ADT Corp. 4.125% 6/15/23	1,500,000	1,306,875
Multi-Color Corp. (a) 6.125% 12/01/22	696,000	706,440
Mustang Merger Corp. (a) 8.500% 8/15/21	4,355,000	4,496,538
Prospect Medical Holdings, Inc. (a) 8.375% 5/01/19	828,000	854,910
StoneMor Partners LP/Cornerstone Family of WV 7.875% 6/01/21	1,385,000	1,396,019

		8,760,782

Computers — 0.5%
Western Digital Corp. (a) (b) 10.500% 4/01/24	712,000	713,780

Diversified Financial — 3.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.250% 7/01/20	513,000	517,489
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	790,000	809,750
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 7/01/22	569,000	580,380

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Aircastle Ltd. 5.500% 2/15/22	$449,000	$468,361
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/01/22	1,500,000	1,423,500
National Financial Partners Corp. (a) 9.000% 7/15/21	657,000	630,720

		4,430,200

Engineering & Construction — 0.7%
Zachry Holdings, Inc. (a) 7.500% 2/01/20	1,090,000	1,062,750

Foods — 0.9%
Post Holdings, Inc. (a) 7.750% 3/15/24	741,000	813,248
Post Holdings, Inc. (a) 8.000% 7/15/25	485,000	538,350

		1,351,598

Forest Products & Paper — 1.9%
Appvion, Inc. (a) 9.000% 6/01/20	2,157,000	830,445
Xerium Technologies, Inc. 8.875% 6/15/18	2,308,000	1,904,100

		2,734,545

Gas — 0.4%
LBC Tank Terminals Holding Netherlands BV (a) 6.875% 5/15/23	646,000	600,780

Health Care – Products — 2.2%
Alere, Inc. (a) 6.375% 7/01/23	1,157,000	1,214,850
Alere, Inc. 6.500% 6/15/20	1,485,000	1,513,215
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a) 5.500% 4/15/25	389,000	343,292

		3,071,357

Health Care – Services — 5.3%
Centene Escrow Corp. (a) 5.625% 2/15/21	398,000	414,915
Centene Escrow Corp. (a) 6.125% 2/15/24	516,000	543,090
HCA, Inc. 5.250% 4/15/25	669,000	689,070
HCA, Inc. 5.250% 6/15/26	329,000	337,225
HCA, Inc. 5.375% 2/01/25	645,000	652,056
HCA, Inc. 5.875% 2/15/26	1,138,000	1,172,140

	Principal Amount	Value
HealthSouth Corp. 5.750% 11/01/24	$238,000	$241,094
HealthSouth Corp. 5.750% 9/15/25	392,000	396,116
Kindred Healthcare, Inc. 8.750% 1/15/23	1,197,000	1,146,127
MEDNAX, Inc. (a) 5.250% 12/01/23	161,000	167,440
Tenet Healthcare Corp. 6.750% 6/15/23	695,000	665,463
Tenet Healthcare Corp. 8.125% 4/01/22	1,040,000	1,069,900

		7,494,636

Holding Company – Diversified — 0.7%
Carlson Travel Holdings, Inc. (a) 7.500% 8/15/19	1,025,000	963,500

Home Builders — 4.3%
Brookfield Residential Properties, Inc. (a) 6.375% 5/15/25	491,000	422,260
Brookfield Residential Properties, Inc. (a) 6.500% 12/15/20	1,255,000	1,198,525
Lennar Corp. 4.500% 11/15/19	657,000	683,280
Lennar Corp. 4.750% 5/30/25	1,101,000	1,081,733
M/I Homes, Inc. 6.750% 1/15/21	750,000	736,875
William Lyon Homes, Inc. 7.000% 8/15/22	684,000	656,640
William Lyon Homes, Inc. 8.500% 11/15/20	1,351,000	1,386,239

		6,165,552

Household Products — 1.6%
Jarden Corp. 7.500% 5/01/17	2,229,000	2,233,458

Insurance — 1.5%
CNO Financial Group, Inc. 4.500% 5/30/20	187,000	190,740
CNO Financial Group, Inc. 5.250% 5/30/25	1,199,000	1,225,977
Onex York Acquisition Corp. (a) 8.500% 10/01/22	1,212,000	775,680

		2,192,397

Leisure Time — 3.3%
Brunswick Corp. (a) 4.625% 5/15/21	495,000	498,712
Brunswick Corp. 7.375% 9/01/23	285,000	306,375
Brunswick Corp. 7.125% 8/01/27	2,245,000	2,368,475

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Carlson Wagonlit BV (a) 6.875% 6/15/19	$1,409,000	$1,456,554

		4,630,116

Lodging — 0.9%
Boyd Gaming Corp. (a) 6.375% 4/01/26	195,000	202,313
Interval Acquisition Corp. (a) 5.625% 4/15/23	1,063,000	1,065,657

		1,267,970

Machinery – Diversified — 0.4%
Manitowoc Foodservice, Inc. (a) 9.500% 2/15/24	508,000	553,720

Manufacturing — 4.4%
Amsted Industries, Inc. (a) 5.375% 9/15/24	850,000	817,062
CTP Transportation Products LLC/CTP Finance, Inc. (a) 8.250% 12/15/19	825,000	812,625
EnPro Industries, Inc. 5.875% 9/15/22	1,271,000	1,296,420
JB Poindexter & Co., Inc. (a) 9.000% 4/01/22	2,990,000	3,132,025
LSB Industries, Inc. 7.750% 8/01/19	146,000	133,955

		6,192,087

Media — 11.5%
CCO Holdings LLC/CCO Holdings Capital Corp (a) 5.875% 4/01/24	1,500,000	1,571,250
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	838,000	872,568
CCO Holdings LLC/CCO Holdings Capital Corp. (a) 5.875% 5/01/27	750,000	765,000
CCO Safari II LLC (a) 4.908% 7/23/25	1,400,000	1,476,742
Entercom Radio LLC 10.500% 12/01/19	1,000,000	1,037,500
Gray Television, Inc. 7.500% 10/01/20	1,348,000	1,422,140
Harron Communications LP/Harron Finance Corp. (a) 9.125% 4/01/20	1,226,000	1,281,942
MHGE Parent LLC/MHGE Parent Finance, Inc. (a) 8.500% 8/01/19	1,500,000	1,492,500
Midcontinent Communications & Midcontinent Finance Corp. (a) 6.875% 8/15/23	864,000	894,240

	Principal Amount	Value
Numericable-SFR SAS (a) 6.000% 5/15/22	$475,000	$463,125
Numericable-SFR SAS (a) 6.250% 5/15/24	260,000	252,070
RCN Telecom Services LLC/RCN Capital Corp. (a) 8.500% 8/15/20	1,584,000	1,584,000
Sirius XM Radio, Inc. (a) 5.375% 4/15/25	2,207,000	2,245,623
Univision Communications, Inc. (a) 8.500% 5/15/21	1,050,000	1,071,000

		16,429,700

Mining — 1.2%
Constellium NV (a) 7.875% 4/01/21	688,000	687,401
Hecla Mining Co. 6.875% 5/01/21	1,271,000	1,023,155

		1,710,556

Oil & Gas — 5.5%
Citgo Holding, Inc. (a) 10.750% 2/15/20	1,327,000	1,287,190
Continental Resources, Inc. 5.000% 9/15/22	601,000	517,987
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/01/20	2,104,000	1,061,205
Hilcorp Energy I LP/Hilcorp Finance Co. (a) 5.000% 12/01/24	750,000	631,875
Kosmos Energy Ltd. (a) 7.875% 8/01/21	1,323,000	1,111,320
Newfield Exploration Co. 5.375% 1/01/26	473,000	430,430
PBF Holding Co. LLC/PBF Finance Corp. (a) 7.000% 11/15/23	786,000	745,717
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.500% 8/15/22	400,000	284,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 7.500% 7/01/21	640,000	502,400
Sunoco LP/Sunoco Finance Corp. (a) 5.500% 8/01/20	454,000	452,865
Tullow Oil PLC (a) 6.250% 4/15/22	1,045,000	741,428

		7,766,417

Oil & Gas Services — 0.9%
SESI LLC 7.125% 12/15/21	598,000	451,490

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Weatherford International Ltd. 5.125% 9/15/20	$900,000	$769,500

		1,220,990

Packaging & Containers — 2.6%
Coveris Holdings SA (a) 7.875% 11/01/19	2,217,000	1,984,215
Sealed Air Corp. (a) 6.875% 7/15/33	1,580,000	1,670,850

		3,655,065

Pharmaceuticals — 1.6%
Capsugel SA (a) 7.000% 5/15/19	410,000	412,050
Valeant Pharmaceuticals International, Inc. (a) 6.125% 4/15/25	2,478,000	1,908,060

		2,320,110

Pipelines — 0.9%
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	1,171,000	1,030,480
Genesis Energy LP/Genesis Energy Finance Corp. 6.750% 8/01/22	270,000	249,750

		1,280,230

Real Estate Investment Trusts (REITS) — 0.6%
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	789,000	806,753

Retail — 2.7%
Carrols Restaurant Group, Inc. 8.000% 5/01/22	749,000	803,302
Family Tree Escrow LLC (a) 5.250% 3/01/20	455,000	476,044
Family Tree Escrow LLC (a) 5.750% 3/01/23	2,375,000	2,517,500

		3,796,846

Savings & Loans — 1.3%
Consolidated Energy Finance SA (a) 6.750% 10/15/19	1,935,000	1,843,088

Software — 1.2%
First Data Corp. (a) 7.000% 12/01/23	1,358,000	1,371,580
MSCI, Inc. (a) 5.750% 8/15/25	377,000	396,793

		1,768,373

Telecommunications — 8.5%
Altice Financing SA (a) 6.500% 1/15/22	875,000	890,313
Altice Finco SA (a) 8.125% 1/15/24	615,000	608,850

	Principal Amount	Value
Altice SA (a) 7.750% 5/15/22	$1,210,000	$1,190,737
CPI International, Inc. STEP 8.750% 2/15/18	1,729,000	1,690,097
DigitalGlobe, Inc. (a) 5.250% 2/01/21	600,000	546,000
Frontier Communications Corp. (a) 10.500% 9/15/22	1,409,000	1,444,225
GCI, Inc. 6.875% 4/15/25	1,550,000	1,581,000
Level 3 Financing, Inc. (a) 5.250% 3/15/26	552,000	556,140
Sprint Corp. 7.250% 9/15/21	745,000	568,994
Sprint Corp. 7.875% 9/15/23	918,000	702,077
T-Mobile USA, Inc. 6.000% 4/15/24	453,000	458,663
T-Mobile USA, Inc. 6.500% 1/15/26	679,000	705,311
West Corp. (a) 5.375% 7/15/22	1,270,000	1,164,971

		12,107,378

Transportation — 5.2%
OPE KAG Finance Sub, Inc. (a) 7.875% 7/31/23	3,200,000	3,192,000
Topaz Marine SA (a) 8.625% 11/01/18	1,509,000	1,365,645
Watco Cos. LLC/Watco Finance Corp. (a) 6.375% 4/01/23	1,531,000	1,492,725
XPO Logistics, Inc. (a) 6.500% 6/15/22	750,000	728,437
XPO Logistics, Inc. (a) 7.875% 9/01/19	667,000	690,345

		7,469,152

TOTAL CORPORATE DEBT (Cost $141,584,090)		136,443,638

TOTAL BONDS & NOTES (Cost $148,380,210)		139,684,090

TOTAL LONG-TERM INVESTMENTS (Cost $148,380,210)		139,684,090

TOTAL INVESTMENTS — 98.2% (Cost $148,380,210) (c)		139,684,090

Other Assets/(Liabilities) — 1.8%		2,590,800

NET ASSETS — 100.0%		$142,274,890

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

STEP	Step Up Bond
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $81,561,549 or 57.33% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 150.6%

CORPORATE DEBT — 5.7%
Auto Manufacturers — 0.7%
General Motors Financial Co., Inc. 3 mo. USD LIBOR + 2.060%, FRN 2.682% 1/15/19	$1,720,000	$1,711,285
Nissan Motor Acceptance Corp. 3 mo. USD LIBOR + .550%, FRN (a) 1.182% 3/03/17	1,400,000	1,400,528

		3,111,813

Banks — 0.7%
Deutsche Bank AG 3 mo. USD LIBOR + .610%, FRN 1.227% 2/13/17	2,250,000	2,243,655
The Huntington National Bank 3 mo. USD LIBOR + .425%, FRN 1.044% 4/24/17	935,000	931,901

		3,175,556

Computers — 0.4%
Hewlett-Packard Co. 3 mo. USD LIBOR + 1.930%, FRN (a) 2.542% 10/05/18	1,700,000	1,702,611

Diversified Financial — 1.2%
Ally Financial, Inc. 3.600% 5/21/18	1,705,000	1,690,081
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + .625%, FRN 1.260% 6/04/17	1,875,000	1,872,810
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + .800%, FRN 1.434% 12/15/17	1,750,000	1,745,585

		5,308,476

Holding Company – Diversified — 0.3%
MUFG Americas Holdings Corp. 3 mo. USD LIBOR + .570%, FRN 1.190% 2/09/18	1,130,000	1,122,707

Home Furnishing — 0.4%
Whirlpool Corp. 6.500% 6/15/16	1,650,000	1,665,782

Pharmaceuticals — 0.8%
Actavis Funding SCS 3 mo. USD LIBOR + .875%, FRN 1.510% 9/01/16	1,750,000	1,751,701
Actavis Funding SCS 3 mo. USD LIBOR + 1.080%, FRN 1.712% 3/12/18	1,750,000	1,759,627

		3,511,328

	Principal Amount	Value
Telecommunications — 1.2%
Verizon Communications, Inc. 3 mo. USD LIBOR + 1.530%, FRN 2.164% 9/15/16	$5,000,000	$5,027,090

TOTAL CORPORATE DEBT (Cost $20,006,174)		24,625,363

MUNICIPAL OBLIGATIONS — 0.2%
Access to Loans for Learning Student Loan Corp., Series 2004-IV, Class Note FRN 0.819% 4/25/24	540,961	540,231
Louisiana State Public Facilities Authority, Series 2011-A, Class A2 FRN 1.518% 4/26/27	262,107	258,888

		799,119

TOTAL MUNICIPAL OBLIGATIONS (Cost $793,601)		799,119

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 48.3%
Auto Floor Plan ABS — 1.0%
Ally Master Owner Trust, Series 2015-2, Class A1, 1 mo. LIBOR + .570%, FRN 1.006% 1/15/21	1,200,000	1,195,673
Navistar Financial Dealer Note Master Trust, Series 2014-1, Class A (a) 1.183% 10/25/19	2,700,000	2,688,712
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 1.932% 10/20/20	330,000	330,000

		4,214,385

Automobile ABS — 17.4%
American Credit Acceptance Receivables Trust, Series 2014-3, Class A (a) 0.990% 8/10/18	8,903	8,901
American Credit Acceptance Receivables Trust, Series 2014-4, Class A (a) 1.330% 7/10/18	292,517	292,010
American Credit Acceptance Receivables Trust, Series 2015-2, Class A (a) 1.570% 6/12/19	600,715	598,503

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American Credit Acceptance Receivables Trust, Series 2015-3, Class A (a) 1.950% 9/12/19	$1,888,355	$1,882,985
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	473,788	473,643
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A2B, 1 mo. USD LIBOR + .320%, FRN 0.758% 4/09/18	215,083	214,972
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A2B, 1 mo. USD LIBOR + .400%, FRN 0.838% 4/09/18	455,968	455,761
ARI Fleet Lease Trust, Series 2016-A, Class A1 (a) 0.800% 3/15/17	2,800,000	2,800,114
Bank of The West Auto Trust, Series 2014-1, Class A4 (a) 1.650% 3/16/20	600,000	601,758
California Republic Auto Receivables Trust, Series 2013-2, Class A2 1.230% 3/15/19	239,332	239,486
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (a) 1.410% 9/17/18	559,771	560,636
California Republic Auto Receivables Trust, Series 2015-4, Class A2 (a) 1.600% 9/17/18	2,400,000	2,407,642
Capital Auto Receivables Asset Trust, Series 2014-3, Class A1, 1 mo. USD LIBOR + .320%, FRN 0.752% 2/21/17	50,827	50,816
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	216,907	213,578
CFC LLC, Series 2014-1A, Class A (a) 1.460% 12/17/18	97,318	96,964
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	502,800	500,525
Chesapeake Funding LLC, Series 2012-2A, Class A, 1 mo. LIBOR + .450%, FRN (a) 0.891% 5/07/24	87,577	87,574
Chesapeake Funding LLC, Series 2015-1A, Class B, 1 mo. LIBOR + .950%, FRN (a) 1.391% 2/07/27	350,000	349,699
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	332,220	329,847
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	115,883	115,409

	Principal Amount	Value
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	$380,944	$380,476
CPS Auto Trust, Series 2013-A, Class A (a) 1.310% 6/15/20	355,583	350,865
CPS Auto Trust, Series 2012-D, Class A (a) 1.480% 3/16/20	155,198	154,004
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	1,522,542	1,522,131
CPS Auto Trust, Series 2015-A, Class A (a) 1.530% 7/15/19	406,748	406,140
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	222,633	221,774
CPS Auto Trust, Series 2013-C, Class A (a) 1.640% 4/16/18	133,257	133,096
CPS Auto Trust, Series 2015-B, Class A (a) 1.650% 11/15/19	811,355	810,276
CPS Auto Trust, Series 2015-C, Class A (a) 1.770% 6/17/19	599,103	598,088
CPS Auto Trust, Series 2012-C, Class A (a) 1.820% 12/16/19	169,191	168,389
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	383,422	378,809
CPS Auto Trust, Series 2016-A, Class A (a) 2.250% 10/15/19	685,598	685,302
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	630,000	630,097
CPS Auto Trust, Series 2012-A, Class A (a) 2.780% 6/17/19	98,637	98,639
Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A (a) 1.500% 4/15/21	112,156	112,172
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	840,000	838,119
Drive Auto Receivables Trust, Series 2016-AA, Class A1 (a) 0.800% 2/15/17	608,550	608,471
Drive Auto Receivables Trust, Series 2015-CA, Class A2A (a) 1.030% 2/15/18	451,654	451,520

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Drive Auto Receivables Trust, Series 2015-BA, Class A2B, 1 mo. USD LIBOR + .600%, FRN (a) 1.036% 12/15/17	$273,813	$273,789
Drive Auto Receivables Trust, Series 2015-BA, Class A3 (a) 1.300% 6/15/18	450,000	449,898
Drive Auto Receivables Trust, Series 2015-DA, Class A2B, 1 mo. USD LIBOR + .870%, FRN (a) 1.306% 6/15/18	938,871	939,142
Drive Auto Receivables Trust, Series 2015-AA, Class A3 (a) 1.430% 7/16/18	604,571	604,630
Drive Auto Receivables Trust, Series 2016-AA, Class A3 (a) 2.110% 5/15/19	2,900,000	2,913,596
DT Auto Owner Trust, Series 2014-3A, Class A (a) 0.980% 4/16/18	70,729	70,698
DT Auto Owner Trust, Series 2015-1A, Class A (a) 1.060% 9/17/18	604,957	604,585
DT Auto Owner Trust, Series 2015-2A, Class A (a) 1.240% 9/17/18	1,866,079	1,864,791
DT Auto Owner Trust, Series 2015-3A, Class A (a) 1.660% 3/15/19	429,963	430,320
DT Auto Owner Trust, Series 2016-1A, Class A (a) 2.000% 9/16/19	2,654,541	2,656,550
DT Auto Owner Trust, Series 2016-1A, Class B (a) 2.790% 5/15/20	2,150,000	2,161,442
Enterprise Fleet Financing LLC, Series 2016-1, Class A1 (a) 0.800% 2/20/17	2,721,597	2,721,407
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 (a) 0.870% 9/20/19	306,767	305,727
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	1,020,000	1,018,382
Exeter Automobile Receivables Trust, Series 2014-2A, Class A (a) 1.060% 8/15/18	96,468	96,319
Exeter Automobile Receivables Trust, Series 2014-1A, Class A (a) 1.290% 5/15/18	34,343	34,334
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (a) 1.320% 1/15/19	137,382	136,866

	Principal Amount	Value
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	$386,027	$384,362
Exeter Automobile Receivables Trust, Series 2015-1A, Class A (a) 1.600% 6/17/19	345,772	344,120
Exeter Automobile Receivables Trust, Series 2015-3A, Class A (a) 2.000% 3/16/20	590,645	588,360
Exeter Automobile Receivables Trust, Series 2012-2A, Class B (a) 2.220% 12/15/17	23,382	23,376
Exeter Automobile Receivables Trust, Series 2013-2A, Class B (a) 3.090% 7/16/18	729,309	728,735
First Investors Auto Owner Trust, Series 2013-1A, Class A2 (a) 0.900% 10/15/18	23,794	23,791
First Investors Auto Owner Trust, Series 2014-3A, Class A2 (a) 1.060% 11/15/18	600,806	600,179
First Investors Auto Owner Trust, Series 2015-1A, Class A2 (a) 1.210% 4/15/19	639,495	638,625
First Investors Auto Owner Trust, Series 2013-2A, Class A2 (a) 1.230% 3/15/19	109,768	109,724
First Investors Auto Owner Trust, Series 2015-2A, Class A1 (a) 1.590% 12/16/19	1,279,234	1,281,379
First Investors Auto Owner Trust, Series 2016-1A, Class A1 (a) 1.920% 5/15/20	1,598,273	1,600,287
Flagship Credit Auto Trust, Series 2014-1, Class A (a) 1.210% 4/15/19	209,997	209,085
Flagship Credit Auto Trust, Series 2013-1, Class A (a) 1.320% 4/16/18	98,794	98,779
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	268,610	267,761
Flagship Credit Auto Trust, Series 2015-1, Class A (a) 1.630% 6/15/20	601,164	596,274
Flagship Credit Auto Trust, Series 2013-2, Class A (a) 1.940% 1/15/19	169,129	169,117
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	1,238,490	1,235,744
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	1,189,565	1,186,481

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	$1,068,104	$1,064,483
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	889,792	889,071
GO Financial Auto Securitization Trust, Series 2015-1, Class A (a) 1.810% 3/15/18	431,723	431,297
Oscar US Funding Trust III, Series 2015-2A, Class A1 (a) 0.600% 10/17/16	941,423	941,018
Oscar US Funding Trust IV, Series 2016-1A, Class A1 (a) 0.950% 4/17/17	520,000	520,000
Oscar US Funding Trust IV, Series 2014-1A, Class A2 (a) 1.000% 8/15/17	204,231	203,835
Oscar US Funding Trust IV, Series 2016-1A, Class A2B (a) 2.130% 7/15/20	620,000	620,000
Prestige Auto Receivables Trust, Series 2016-1A, Class A1 (a) 0.850% 4/17/17	1,400,000	1,399,940
Prestige Auto Receivables Trust, Series 2014-1A, Class A2 (a) 0.970% 3/15/18	50,579	50,547
Santander Drive Auto Receivables Trust, Series 2014-5, Class A2B, 1 mo. USD LIBOR + .400%, FRN 0.836% 4/16/18	183,357	183,316
Santander Drive Auto Receivables Trust, Series 2016-1, Class A1 0.850% 2/15/17	1,098,160	1,098,177
Santander Drive Auto Receivables Trust, Series 2015-1, Class A2B, 1 mo. USD LIBOR + .450%, FRN 0.886% 7/16/18	532,695	532,379
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B, 1 mo. USD LIBOR + .700%, FRN 1.136% 12/17/18	1,646,565	1,646,072
Santander Drive Auto Receivables Trust, Series 2016-1, Class A2B, 1 mo. USD LIBOR + .780%, FRN 1.216% 7/15/19	2,900,000	2,899,999
Santander Drive Auto Receivables Trust, Series 2013-2, Class B 1.330% 3/15/18	79,779	79,785
Santander Drive Auto Receivables Trust, Series 2013-5, Class B 1.550% 10/15/18	1,079,942	1,080,435

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (a) 1.840% 11/18/19	$143,586	$142,509
Santander Drive Auto Receivables Trust, Series 2012-4, Class C 2.940% 12/15/17	124,454	124,729
Santander Drive Auto Receivables Trust, Series 2012-3, Class C 3.010% 4/16/18	144,059	144,238
Tidewater Auto Receivables Trust, Series 2016-AA, Class A1 (a) 0.900% 2/15/17	2,835,202	2,835,235
Tidewater Auto Receivables Trust, Series 2016-AA, Class A2 (a) 2.300% 9/15/19	1,470,000	1,469,408
United Auto Credit Securitization Trust, Series 2016-1, Class A (a) 2.000% 10/15/17	718,193	718,061
Westlake Automobile Receivables Trust, Series 2015-3A, Class A1 (a) 0.640% 10/17/16	203,978	203,926
Westlake Automobile Receivables Trust, Series 2016-1A, Class A1 (a) 0.850% 1/15/17	2,867,485	2,867,475
Westlake Automobile Receivables Trust, Series 2014-2A, Class A2 (a) 0.970% 10/16/17	78,686	78,628
Westlake Automobile Receivables Trust, Series 2015-1A, Class A2 (a) 1.170% 3/15/18	512,251	511,514
Westlake Automobile Receivables Trust, Series 2015-2A, Class A2A (a) 1.280% 7/16/18	594,680	593,483
Westlake Automobile Receivables Trust, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.050%, FRN (a) 1.486% 1/15/19	3,900,000	3,899,998

		75,427,404

Commercial MBS — 1.2%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, VRN 5.543% 6/10/49	642,700	656,683
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, 1 mo. LIBOR + .800%, FRN (a) 1.237% 3/15/29	1,185,000	1,156,575
DBRR Trust, Series 2013-EZ3, Class A, VRN (a) 1.635% 12/18/49	206,816	205,543

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	$48,166	$48,297
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.892% 7/10/38	1,000,000	1,004,899
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, VRN 5.904% 4/17/45	900,000	903,596
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	470,000	475,352
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	552,224	548,082
VFC LLC, Series 2014-2, Class A (Acquired 7/9/14, Cost $400,000) (a) (b) 2.750% 7/20/30	13,862	13,863
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $538,987) (a) (b) 2.750% 12/20/31	22,674	22,669
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	70,712	70,712

		5,106,271

Credit Card ABS — 2.5%
Chase Issuance Trust, Series 2014-A1, Class A1 1.150% 1/15/19	10,700,000	10,709,325

Home Equity ABS — 0.3%
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 0.703% 8/25/35	144,281	143,906
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.168% 8/25/35	345,622	343,745
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.893% 9/25/34	83,564	82,067
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .420%, FRN 0.853% 5/25/36	220,890	219,310

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.258% 6/25/35	$378,511	$374,224
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.883% 8/25/35	55,667	55,686
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 1 mo. USD LIBOR + .380%, FRN 0.813% 8/25/35	78,149	78,032

		1,296,970

Other ABS — 14.3%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. LIBOR + .200%, FRN (a) 0.636% 3/15/41	1,143,366	1,107,855
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1 mo. LIBOR + .200%, FRN (a) 0.636% 6/15/41	2,689,172	2,604,280
321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 1 mo. LIBOR + .200%, FRN (a) 0.636% 12/15/41	636,638	617,198
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.636% 3/15/42	965,646	921,056
321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1 mo. LIBOR + .200%, FRN (a) 0.636% 9/15/41	321,752	308,309
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	2,071,018	2,051,602
Apidos CLO XXII, Series 2015-22A, Class X, 3 mo. USD LIBOR + 1.000%, FRN (a) 1.336% 10/20/27	1,000,000	1,000,007
ARL First LLC, Series 2012-1A, Class A1, 1 mo. LIBOR + 1.750%, FRN (a) 2.186% 12/15/42	1,343,027	1,344,976
Ascentium Equipment Receivables LLC, Series 2015-2A, Class A1 (a) 1.000% 11/10/16	1,910,351	1,909,702
Ascentium Equipment Receivables LLC, Series 2015-1A, Class A2 (a) 1.150% 7/10/17	827,396	827,151

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ascentium Equipment Receivables LLC, Series 2015-2A, Class A2 (a) 1.570% 12/11/17	$2,260,000	$2,263,492
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (a) 1.580% 10/10/18	350,235	350,269
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	93,969	93,180
BCC Funding X LLC, Series 2015-1, Class A1 (a) 0.800% 6/20/16	187,014	187,003
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	1,040,000	1,038,021
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	1,921,608	1,916,804
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	2,264,673	2,239,904
CCG Receivables Trust, Series 2015-1, Class A1 (a) 0.550% 9/14/16	1,025,412	1,025,145
CCG Receivables Truste, Series 2013-1, Class A2 (a) 1.050% 8/14/20	39,388	39,381
CIT Equipment Collateral, Series 2014-VT1, Class A2 (a) 0.860% 5/22/17	280,871	280,915
Citi Held For Asset Issuance, Series 2015-PM1, Class A (a) 1.850% 12/15/21	152,793	152,614
Citi Held For Asset Issuance, Series 2015-PM2, Class A (a) 2.350% 3/15/22	512,942	511,982
Citi Held For Asset Issuance, Series 2015-PM3, Class A (a) 2.560% 5/16/22	225,317	225,239
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (a) 2.820% 3/15/21	96,589	97,183
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	524,700	513,839
Dell Equipment Finance Trust, Series 2015-2, Class A2B, 1 mo. USD LIBOR + .900%, FRN (a) 1.328% 12/22/17	1,700,000	1,702,369
Diamond Resorts Owner Trust, Series 2013-1, Class A (a) 1.950% 1/20/25	669,601	660,717

	Principal Amount	Value
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	$442,711	$438,840
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	222,748	220,971
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	457,038	462,411
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	1,048,819	1,085,794
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	533,333	527,566
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. LIBOR + 2.850%, FRN (a) 3.139% 7/15/23	610,252	617,071
Dryden XI-Leveraged Loan CDO, Series 2006-11A, Class A1, 3 mo. USD LIBOR + .250%, FRN (a) 0.871% 4/12/20	240,856	239,115
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B (a) 3.020% 2/25/27	467,810	467,194
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	540,000	540,000
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.078% 5/25/35	95,256	95,168
FNA Trust, Series 2014-1A, Class A (a) 1.296% 12/10/22	744,443	737,231
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	524,555	522,882
Global Container Assets Ltd., Series 2015-1A, Class A1 (a) 2.100% 2/05/30	386,458	385,331
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	170,976	170,120
Global Container Assets Ltd., Series 2013-1A, Class A2 (a) 3.300% 11/05/28	950,000	945,475
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	345,755	339,617
GoldenTree Loan Opportunities IV Ltd., Series 2007-4A, Class A1B, 3 mo. USD LIBOR + .230%, FRN (a) 0.848% 8/18/22	2,113,407	2,085,912

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class AT1 (a) 2.302% 10/15/46	$920,000	$918,822
Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class AT2 (a) 3.095% 10/15/48	840,000	840,756
HFG Healthco-4 LLC, Series 2011-1A, Class A, 1 mo. LIBOR + 2.250%, FRN (a) 2.689% 6/02/17	475,000	475,689
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	289,227	287,703
Icon Brand Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	287,752	290,775
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A, 3 mo. USD LIBOR + .230%, FRN (a) 0.846% 5/01/22	370,410	367,107
Macquarie Equipment Funding Trust, Series 2014-A, Class A2 (a) 0.800% 11/21/16	56,693	56,693
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	887,646	891,930
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 1.378% 4/25/35	549,906	547,037
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	140,987	140,927
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	1,104,906	1,105,557
Navitas Equipment Receivables LLC, Series 2013-1, Class A (a) 1.950% 11/15/16	83,795	83,780
New Residential Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.540% 11/15/46	600,000	600,522
Ocwen Master Advance Receivables Trust, Series 2015-T2, Class AT2 (a) 2.532% 11/15/46	700,000	699,125
Ocwen Master Advance Receivables Trust, Series 15-1, Class AT1 (a) 2.537% 9/17/46	320,000	319,823
OneMain Financial Issuance Trust, Series 2014-1A, Class A (a) 2.430% 6/18/24	320,000	318,807
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	240,000	239,050

	Principal Amount	Value
PFS Financing Corp., Series 2014-AA, Class A, 1 mo. LIBOR + .600%, FRN (a) 1.036% 2/15/19	$1,900,000	$1,895,500
PFS Financing Corp., Series 2014-BA, Class A, 1 mo. LIBOR + .600%, FRN (a) 1.036% 10/15/19	1,100,000	1,089,942
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + .250%, FRN (a) 0.686% 2/25/37	313,794	309,327
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	690,091	691,108
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	579,899	583,424
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	158,567	157,654
Sierra Receivables Funding Co. LLC, Series 2011-2A, Class A (a) 3.260% 5/20/28	222,852	222,854
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A (a) 1.590% 11/20/29	176,362	175,472
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B (a) 3.020% 6/20/32	299,032	297,408
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	562,948	580,779
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	1,253,043	1,248,607
SPS Servicer Advance Receivables Trust, Series 2015-T2, Class AT2 (a) 2.620% 1/15/47	2,550,000	2,550,558
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.920% 7/15/47	420,000	420,244
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	1,038,131	1,030,072
SVO VOI Mortgage LLC, Series 2010-AA, Class A (a) 3.650% 7/20/27	370,410	371,496
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	675,180	664,427
Trade MAPS 1 Ltd., Series 2013-1A, Class A, 1 mo. LIBOR + .700%, FRN (a) 1.142% 12/10/18	1,870,000	1,857,951

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 1 mo. LIBOR + 2.500%, FRN (a) 2.936% 7/15/41	$487,232	$494,843
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	464,031	475,595
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	445,153	438,265
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	598,005	598,950
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	938,238	936,812
WG Horizons CLO I, Series 2006-1A, Class A1, 3 mo. USD LIBOR + .260%, FRN (a) 0.896% 5/24/19	962,207	958,413

		62,104,695

Student Loans ABS — 10.8%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. LIBOR + .800%, FRN (a) 1.235% 12/26/44	3,041,103	2,925,156
Access Group, Inc., Series 2006-1, Class A2, 3 mo. LIBOR + .110%, FRN 0.739% 8/25/23	507,320	503,517
Access Group, Inc., Series 2005-2, Class A3, 3 mo. LIBOR + .180%, FRN 0.798% 11/22/24	401,563	397,085
Access Group, Inc., Series 2005-B, Class A2, 3 mo. LIBOR + .230%, FRN 0.849% 7/25/22	18,007	18,001
Access Group, Inc., Series 2004-A, Class A2, 3 mo. LIBOR + .260%, FRN 0.879% 4/25/29	225,257	224,035
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.459% 7/01/38	244,973	221,688
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10 FRN, 3 mo. LIBOR + .120%, FRN 0.445% 6/25/26	450,000	418,368

	Principal Amount	Value
Brazos Higher Education Authority, Inc., Series 2005-2, Class A10, 3 mo. LIBOR + .120%, FRN 0.750% 12/26/19	$164,568	$164,032
CIT Education Loan Trust, Series 2005-1, Class A3, 3 mo. LIBOR + .120%, FRN 0.754% 3/15/26	1,604,366	1,585,293
College Loan Corp. Trust I, Series 2005-1, Class A4, 3 mo. LIBOR + .150%, FRN 0.769% 4/25/27	3,075,000	3,046,508
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. LIBOR + .490%, FRN 1.112% 1/15/37	767,065	635,588
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3, 3 mo. LIBOR + ..210%, FRN 0.840% 9/28/26	358,122	356,267
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.135% 1/25/40	1,492,447	1,455,497
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	350,736	352,415
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 2.436% 4/25/40	450,000	448,686
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	530,055	528,973
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.920% 6/15/43	100,000	87,970
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.920% 6/15/43	1,300,000	1,292,981
Education Funding Capital Trust I, Series 2004-1, Class A5, 28 day ARS, FRN 1.920% 6/15/43	800,000	784,610
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.920% 6/15/43	400,000	389,988
Educational Services of America, Series 2015-1, Class A, 1 mo. LIBOR + .800%, FRN (a) 1.235% 10/25/56	897,056	858,285

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Educational Services of America, Series 2015-2, Class B FRN, 1 mo. USD LIBOR + 1.500%, FRN (a) 1.935% 12/25/58	$1,000,000	$901,285
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L, 3 mo. LIBOR + .070%, FRN (a) 0.699% 5/25/23	84,583	84,031
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. LIBOR + .700%, FRN (a) 1.329% 8/25/48	644,850	618,144
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. LIBOR + .750%, FRN 1.189% 12/01/31	641,770	623,961
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. LIBOR + .300%, FRN 0.921% 10/28/41	886,692	879,349
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. LIBOR + .310%, FRN 0.940% 9/27/35	1,785,003	1,714,029
KeyCorp Student Loan Trust, Series 2000-A, Class A2, 3 mo. LIBOR + .320%, FRN 0.949% 5/25/29	917,022	883,173
National Collegiate Student Loan Trust, Series 2007-1, Class A2, 1 mo. LIBOR + .130%, FRN 0.563% 11/27/28	178,398	177,970
National Collegiate Student Loan Trust, Series 2006-3, Class A3, 1 mo. LIBOR + .150%, FRN 0.583% 10/25/27	398,000	395,405
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. LIBOR + .240%, FRN 0.673% 11/27/28	423,861	418,773
National Collegiate Student Loan Trust, Series 2004-1, Class A2, 3 mo. LIBOR + .260%, FRN 0.890% 6/25/27	162,753	162,403
Navient Private Education Loan Trust, Series 2014-AA, Class A1, 1 mo. LIBOR + .480%, FRN (a) 0.916% 5/16/22	387,455	387,027
Navient Private Education Loan Trust, Series 2015-AA, Class A1, 1 mo. LIBOR + .500%, FRN (a) 0.936% 12/15/21	772,474	769,671

	Principal Amount	Value
Navient Private Education Loan Trust, Series 2015-BA, Class A1, 1 mo. LIBOR + .600%, FRN (a) 1.036% 5/15/23	$365,235	$364,704
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 mo. LIBOR + 1.200%, FRN (a) 1.636% 12/15/28	900,000	868,698
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. LIBOR + .250%, FRN 0.880% 6/25/41	552,352	480,551
Nelnet Student Loan Trust, Series 2010-4A, Class A, 1 mo. LIBOR + .800%, FRN (a) 1.233% 4/25/46	161,248	158,650
Nelnet Student Loan Trust, Series 2014-2A, Class B, 1 mo. LIBOR + 1.500%, FRN (a) 1.935% 6/25/41	375,000	320,699
Nelnet Student Loan Trust, Series 2008-3, Class A4, 3 mo. LIBOR + 1.650%, FRN 2.279% 11/25/24	1,500,000	1,501,718
Pennsylvania Higher Education Assistance Agency, Series 2003-1, Class A3, 28 day ARS, FRN 1.934% 7/25/42	600,000	577,942
Pennsylvania Higher Education Assistance Agency, Series 2004-1, Class A2, 28 day ARS, FRN 1.935% 4/25/44	600,000	585,943
SLC Student Loan Trust, Series 2006-A, Class A5, 3 mo. LIBOR + .170%, FRN 0.792% 7/15/36	1,260,432	1,250,378
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. LIBOR + 2.500%, FRN (a) 2.936% 1/15/43	440,000	443,989
SLM Student Loan Trust, Series 2007-2, Class A4, 3 mo. LIBOR + .060%, FRN 0.679% 7/25/22	530,000	487,829
SLM Student Loan Trust, Series 2006-3, Class A5, 3 mo. LIBOR + .100%, FRN 0.719% 1/25/21	500,000	479,624
SLM Student Loan Trust, Series 2006-1, Class A5, 3 mo. LIBOR + .110%, FRN 0.729% 7/26/21	500,000	488,260
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. LIBOR + .110%, FRN 0.729% 1/26/43	600,000	512,219
SLM Student Loan Trust, Series 2005-5, Class A4 FRN 0.759% 10/25/28	700,000	657,355

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2006-2, Class B, 3 mo. LIBOR + .220%, FRN 0.839% 1/25/41	$584,358	$481,242
SLM Student Loan Trust, Series 2003-12, Class A5, 3 mo. LIBOR + .280%, FRN (a) 0.914% 9/15/22	540,692	537,612
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. LIBOR + .300%, FRN 0.919% 7/25/25	400,000	374,405
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. LIBOR + .310%, FRN 0.929% 1/25/40	583,358	484,330
SLM Student Loan Trust, Series 2004-10, Class B, 3 mo. LIBOR + .370%, FRN 0.989% 1/25/40	567,241	470,946
SLM Student Loan Trust, Series 2014-A, Class A1, 1 mo. USD LIBOR + .600%, FRN (a) 1.027% 7/15/22	798,981	796,182
SLM Student Loan Trust, Series 2004-3, Class B, 3 mo. LIBOR + .470%, FRN 1.089% 10/25/39	451,632	385,580
SLM Student Loan Trust, Series 2012-E, Class A1, 1 mo. LIBOR + .750%, FRN (a) 1.186% 10/16/23	120,359	120,319
SLM Student Loan Trust, Series 2003-11, Class B, 3 mo. LIBOR + .650%, FRN 1.284% 12/15/38	673,144	583,187
SLM Student Loan Trust, Series 2012-C, Class A1, 1 mo. LIBOR + 1.100%, FRN (a) 1.536% 8/15/23	57,058	57,036
SLM Student Loan Trust, Series 2005-6, Class A5B, 3 mo. LIBOR + 1.200%, FRN 1.819% 7/27/26	736,874	740,484
SLM Student Loan Trust, Series 2012-A, Class A1, 1 mo. LIBOR + 1.400%, FRN (a) 1.836% 8/15/25	123,775	123,710
SLM Student Loan Trust, Series 2008-5, Class A4, 3 mo. LIBOR + 1.700%, FRN 2.319% 7/25/23	460,000	460,271
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 2.930% 3/15/28	490,000	490,000
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 2.930% 6/17/30	550,000	550,000
SLM Student Loan Trust, Series 2003-5, Class A9, 28 day ARS, FRN 2.930% 6/17/30	700,000	700,000
SLM Student Loan Trust, Series 2003-2, Class A7, 28 day ARS, FRN 2.931% 9/15/28	750,000	750,000

	Principal Amount	Value
SMB Private Education Loan Trust, Series 2014-A, Class A1, 1 mo. LIBOR + .500%, FRN (a) 0.936% 9/15/21	$654,146	$651,339
SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1 mo. LIBOR + 1.200%, FRN (a) 1.633% 3/25/33	480,916	470,374
SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1 mo. LIBOR + 1.250%, FRN (a) 1.683% 8/25/32	1,089,990	1,073,248
SoFi Professional Loan Program LLC, Series 2014-A, Class A1, 1 mo. LIBOR + 1.600%, FRN (a) 2.033% 6/25/25	619,295	619,294
SoFi Professional Loan Program LLC, Series 2016-A, Class A1 (a) 2.245% 8/25/36	2,180,000	2,159,990

		46,968,272

WL Collateral CMO — 0.8%
Connecticut Avenue Securities, Series 2015-C02, Class 1M1, 1 mo. USD LIBOR + 1.150%, FRN 1.583% 5/25/25	738,815	737,701
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 1.933% 7/25/25	1,779,861	1,778,672
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1, 1 mo. USD LIBOR + .700%, FRN (a) 1.133% 3/25/45	409,074	398,714
Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.335% 10/25/27	467,521	465,826

		3,380,913

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.683% 11/25/37	88,948	88,850

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $209,991,151)		209,297,085

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.3%
Pass-Through Securities — 0.3%
Federal Home Loan Mortgage Corp., Pool #1Q0239, 1 year CMT + 2.254%, FRN 2.714% 3/01/37	$1,119,672	$1,187,281
Government National Mortgage Association II, Pool #82462, 1 year CMT + 1.500%, FRN 2.500% 1/20/40	245,863	254,007

		1,441,288

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $1,402,015)		1,441,288

U.S. TREASURY OBLIGATIONS — 96.1%
U.S. Treasury Bonds & Notes — 96.1%
U.S. Treasury Inflation Index (c) 0.125% 4/15/18	19,815,475	20,166,110
U.S. Treasury Inflation Index (c) 0.125% 4/15/19	21,428,781	21,891,128
U.S. Treasury Inflation Index (c) 0.125% 4/15/20	22,761,675	23,238,851
U.S. Treasury Inflation Index (c) 0.125% 1/15/22	17,542,524	17,801,329
U.S. Treasury Inflation Index (c) 0.125% 7/15/22	18,043,603	18,356,551
U.S. Treasury Inflation Index (c) 0.125% 1/15/23	17,899,544	18,046,374
U.S. Treasury Inflation Index (c) 0.125% 7/15/24	17,649,667	17,710,346
U.S. Treasury Inflation Index (c) 0.250% 1/15/25	18,053,791	18,205,876
U.S. Treasury Inflation Index (c) 0.375% 7/15/23	17,804,470	18,338,836
U.S. Treasury Inflation Index (c) 0.375% 7/15/25	15,734,093	16,077,662
U.S. Treasury Inflation Index (c) 0.625% 7/15/21	16,423,594	17,237,711
U.S. Treasury Inflation Index (c) 0.625% 1/15/24	17,935,451	18,674,822
U.S. Treasury Inflation Index (c) 0.625% 1/15/26	9,172,584	9,589,295
U.S. Treasury Inflation Index (c) 0.625% 2/15/43	6,172,156	5,793,630
U.S. Treasury Inflation Index (c) 0.750% 2/15/42	8,780,601	8,521,530
U.S. Treasury Inflation Index (c) 0.750% 2/15/45	9,406,474	9,100,641
U.S. Treasury Inflation Index (c) 1.000% 2/15/46	599,898	625,659

	Principal Amount	Value
U.S. Treasury Inflation Index (c) (d) 1.125% 1/15/21	$14,999,135	$16,028,960
U.S. Treasury Inflation Index (c) 1.250% 7/15/20	13,665,528	14,690,088
U.S. Treasury Inflation Index (c) 1.375% 7/15/18	2,850,893	3,007,803
U.S. Treasury Inflation Index (c) 1.375% 1/15/20	8,753,285	9,370,689
U.S. Treasury Inflation Index (c) 1.375% 2/15/44	9,082,428	10,167,941
U.S. Treasury Inflation Index (c) 1.625% 1/15/18	6,547,448	6,846,175
U.S. Treasury Inflation Index (c) 1.750% 1/15/28	6,784,920	7,866,796
U.S. Treasury Inflation Index (c) 1.875% 7/15/19	6,790,262	7,381,667
U.S. Treasury Inflation Index (c) 2.000% 1/15/26	9,047,488	10,592,627
U.S. Treasury Inflation Index (c) 2.125% 1/15/19	6,013,639	6,491,988
U.S. Treasury Inflation Index (c) 2.125% 2/15/40	4,055,459	5,179,847
U.S. Treasury Inflation Index (c) 2.125% 2/15/41	5,192,640	6,683,224
U.S. Treasury Inflation Index (c) 2.375% 1/15/25	11,945,884	14,225,398
U.S. Treasury Inflation Index (c) 2.375% 1/15/27	7,283,388	8,895,500
U.S. Treasury Inflation Index (c) 2.500% 1/15/29	6,421,904	8,064,839
U.S. Treasury Inflation Index (c) 3.375% 4/15/32	2,669,340	3,863,800
U.S. Treasury Inflation Index (c) 3.625% 4/15/28	5,858,880	8,066,641
U.S. Treasury Inflation Index (c) 3.875% 4/15/29	6,816,308	9,756,639

		416,556,973

TOTAL U.S. TREASURY OBLIGATIONS (Cost $407,700,437)		416,556,973

TOTAL BONDS & NOTES (Cost $639,893,378)		652,719,828

TOTAL LONG-TERM INVESTMENTS (Cost $639,893,378)		652,719,828

SHORT-TERM INVESTMENTS — 29.1%
Commercial Paper — 29.1%
Anheuser-Busch InBev Worldwide, Inc. (a) 1.110% 7/13/16	7,000,000	6,989,545

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Deutsche Telekom AG (a) 0.970% 6/10/16	$7,000,000	$6,991,330
Enbridge, Inc. (a) 1.150% 4/08/16	7,000,000	6,999,297
Enterprise Products Operating LLC (a) 0.990% 4/18/16	6,720,000	6,718,387
Exelon Generation Co. (a) 1.015% 5/04/16	7,000,000	6,996,675
FMC Corp. (a) 0.600% 4/01/16	2,700,000	2,699,967
FMC Technologies, Inc. (a) 1.100% 4/13/16	7,000,000	6,998,824
HP, Inc. (a) 1.016% 4/25/16	7,000,000	6,998,138
Hyundai Capital America (a) 1.250% 8/19/16	7,000,000	6,980,562
Monsanto Co. (a) 1.180% 8/05/16	7,000,000	6,983,306
National Grid USA (a) 0.910% 4/19/16	7,000,000	6,998,216
ONEOK Partners LP (a) 1.250% 4/12/16	7,000,000	6,998,922
Sempra Energy Holdings (a) 1.060% 4/04/16	7,000,000	6,999,656
Southern Co. (a) 0.950% 4/26/16	7,000,000	6,997,492
Spectra Energy Capital LLC (a) 0.800% 4/05/16	3,000,000	2,999,815
Telus Corp. (a) 0.930% 6/28/16	3,064,000	3,059,622
Thomson Reuters Corp. (a) 1.010% 5/06/16	7,000,000	6,996,682
TransCanada Power Marketing (a) 0.970% 4/11/16	7,000,000	6,999,016
Vodafone Group PLC (a) 0.980% 4/11/16	5,600,000	5,599,213
Whirlpool Corp. (a) 0.950% 6/15/16	7,000,000	6,991,769

		125,996,434

Repurchase Agreement — 0.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (e)	15,848	15,848

TOTAL SHORT-TERM INVESTMENTS (Cost $125,940,654)		126,012,282

TOTAL INVESTMENTS — 179.7% (Cost $765,834,032) (f)		778,732,110

Other Assets/(Liabilities) — (79.7)%		(345,263,372)

NET ASSETS — 100.0%		$433,468,738

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $280,465,068 or 64.70% of net assets.
(b)	Restricted security. Certain securities are restricted as to resale. At March 31, 2016, these securities amounted to a value of $36,532 or 0.01% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(d)	A portion of this security is held as collateral for open futures and open swaps contracts. (Note 2).
(e)	Maturity value of $15,848. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/19, and an aggregate market value, including accrued interest, of $20,497.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Energy — 0.0%
Oil & Gas — 0.0%
Southwestern Energy Co. 6.250%	30,950	$606,930

Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%, 3 mo. USD LIBOR + 3.165%, VRN	95,000	2,476,650

TOTAL PREFERRED STOCK (Cost $3,922,500)		3,083,580

TOTAL EQUITIES (Cost $3,922,500)		3,083,580

	Principal Amount
BONDS & NOTES — 99.0%

CORPORATE DEBT — 34.1%
Advertising — 0.2%
WPP Finance 2010 4.750% 11/21/21	$763,000	841,960
WPP Finance 2010 5.625% 11/15/43	1,205,000	1,246,055

		2,088,015

Aerospace & Defense — 0.2%
Exelis, Inc. 4.250% 10/01/16	1,790,000	1,815,289
United Technologies Corp. 6.125% 7/15/38	350,000	452,097

		2,267,386

Agriculture — 0.6%
Altria Group, Inc. 4.250% 8/09/42	515,000	535,480
Altria Group, Inc. 9.700% 11/10/18	112,000	134,598
Altria Group, Inc. 9.950% 11/10/38	170,000	298,959
Bunge Ltd. Finance Corp. 3.200% 6/15/17	1,200,000	1,208,293
Bunge Ltd. Finance Corp. 3.500% 11/24/20	955,000	969,112
Imperial Brands Finance PLC (a) 2.950% 7/21/20	2,170,000	2,230,782
Philip Morris International, Inc. 6.375% 5/16/38	160,000	213,594

	Principal Amount	Value
Reynolds American, Inc. 3.250% 6/12/20	$840,000	$878,434
Reynolds American, Inc. 5.850% 8/15/45	760,000	928,082

		7,397,334

Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	249,909	247,605
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	598,058	586,097
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	1,955,000	1,964,775
United Air Lines, Inc. (b) 10.110% 2/19/49	56,000	20,440

		2,818,917

Auto Manufacturers — 0.6%
General Motors Co. 5.200% 4/01/45	1,575,000	1,480,613
General Motors Co. 6.600% 4/01/36	1,345,000	1,480,023
General Motors Financial Co., Inc. 3.100% 1/15/19	1,591,000	1,610,027
General Motors Financial Co., Inc. 3.200% 7/13/20	1,895,000	1,890,763
Hyundai Capital America (a) 2.550% 2/06/19	1,045,000	1,051,704

		7,513,130

Automotive & Parts — 0.0%
Lear Corp. 4.750% 1/15/23	440,000	452,100

Banks — 3.0%
Associated Banc-Corp. 2.750% 11/15/19	2,805,000	2,811,690
Associated Banc-Corp. 4.250% 1/15/25	2,991,000	3,040,540
Bank of America Corp. 5.650% 5/01/18	1,230,000	1,320,369
Bank of America Corp. 5.750% 12/01/17	780,000	828,844
Bank of America Corp. 5.875% 2/07/42	470,000	569,592
Compass Bank 3.875% 4/10/25	3,190,000	2,991,939
Discover Bank 2.000% 2/21/18	1,385,000	1,377,808
First Horizon National Corp. 3.500% 12/15/20	3,580,000	3,577,462

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ICICI Bank Ltd. (a) 4.700% 2/21/18	$1,250,000	$1,303,119
ICICI Bank Ltd. (a) 4.750% 11/25/16	1,276,000	1,300,142
Intesa Sanpaolo SpA, USD 5 year swap rate + 5.462%, VRN (a) 7.700% 12/29/49	1,540,000	1,414,875
JP Morgan Chase & Co. 3.875% 9/10/24	1,420,000	1,456,282
MUFG Union Bank NA 2.625% 9/26/18	500,000	508,919
Regions Bank 2.250% 9/14/18	2,870,000	2,865,072
Regions Financial Corp. 7.500% 5/15/18	765,000	843,003
Skandinaviska Enskilda Banken AB (a) 2.375% 3/25/19	680,000	686,416
SVB Financial Group 3.500% 1/29/25	3,885,000	3,839,619
SVB Financial Group 5.375% 9/15/20	475,000	527,806
Valley National Bancorp 5.125% 9/27/23	1,530,000	1,646,897
Wachovia Bank NA 6.600% 1/15/38	325,000	430,041
Wells Fargo & Co. 4.300% 7/22/27	3,360,000	3,565,108

		36,905,543

Beverages — 0.1%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	125,000	161,283
Pernod Ricard SA (a) 2.950% 1/15/17	1,400,000	1,413,850

		1,575,133

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	950,000	1,048,369

Building Materials — 0.4%
CRH America, Inc. 8.125% 7/15/18	1,195,000	1,345,558
Lafarge SA 6.500% 7/15/16	1,185,000	1,202,629
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 1.703% 6/30/17	1,365,000	1,352,479
Owens Corning, Inc. 9.000% 6/15/19	590,000	687,885

		4,588,551

Chemicals — 0.5%
Ashland, Inc. 6.875% 5/15/43	302,000	287,655

	Principal Amount	Value
Cabot Corp. 5.000% 10/01/16	$2,215,000	$2,250,365
Cytec Industries, Inc. 8.950% 7/01/17	125,000	134,329
Ecolab, Inc. 4.350% 12/08/21	375,000	414,004
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	640,000	685,915
Methanex Corp. 5.250% 3/01/22	350,000	330,940
RPM International, Inc. 6.125% 10/15/19	550,000	609,720
RPM International, Inc. 6.500% 2/15/18	1,390,000	1,492,992
The Dow Chemical Co. 8.550% 5/15/19	250,000	297,377
Valspar Corp. 7.250% 6/15/19	315,000	359,122

		6,862,419

Commercial Services — 1.1%
The ADT Corp. 2.250% 7/15/17	1,770,000	1,792,125
Cardtronics, Inc., Convertible 1.000% 12/01/20	1,250,000	1,207,031
ERAC USA Finance LLC (a) 2.800% 11/01/18	395,000	401,068
ERAC USA Finance LLC (a) 6.700% 6/01/34	125,000	154,237
Leidos Holdings, Inc. 4.450% 12/01/20	5,665,000	5,580,082
The Western Union Co. 5.930% 10/01/16	4,020,000	4,109,457

		13,244,000

Computers — 0.3%
Electronic Data Systems LLC 7.450% 10/15/29	300,000	342,261
Hewlett Packard Enterprise Co. (a) 6.350% 10/15/45	3,180,000	3,125,244
SanDisk Corp., Convertible 0.500% 10/15/20	370,000	384,106

		3,851,611

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	175,000	228,702

Distribution & Wholesale — 0.2%
Ingram Micro, Inc. 4.950% 12/15/24	3,045,000	2,963,370

Diversified Financial — 4.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.500% 5/15/21	4,735,000	4,838,555

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Affiliated Managers Group, Inc. 3.500% 8/01/25	$2,080,000	$2,042,903
Affiliated Managers Group, Inc. 4.250% 2/15/24	1,322,000	1,361,433
Air Lease Corp. 3.375% 1/15/19	2,270,000	2,262,906
Air Lease Corp. 3.875% 4/01/21	1,630,000	1,656,488
Air Lease Corp. STEP 5.625% 4/01/17	535,000	549,670
Ares Finance Co. LLC (a) 4.000% 10/08/24	2,080,000	2,001,956
Citigroup, Inc. 5.375% 8/09/20	1,100,000	1,231,324
Citigroup, Inc. 5.875% 1/30/42	475,000	571,606
Eaton Vance Corp. 6.500% 10/02/17	168,000	179,373
GE Capital International Funding Co. (a) 4.418% 11/15/35	1,059,000	1,150,490
General Electric Capital Corp. 6.875% 1/10/39	298,000	431,503
Hyundai Capital America (a) 2.875% 8/09/18	800,000	814,218
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	6,450,000	6,417,750
International Lease Finance Corp. 3.875% 4/15/18	1,515,000	1,523,636
International Lease Finance Corp. 5.750% 5/15/16	4,742,000	4,753,855
International Lease Finance Corp. STEP 8.750% 3/15/17	675,000	711,045
Janus Capital Group, Inc. 4.875% 8/01/25	1,890,000	2,011,227
JP Morgan Chase & Co. 4.500% 1/24/22	950,000	1,048,374
JP Morgan Chase & Co. 4.950% 3/25/20	1,655,000	1,826,433
JP Morgan Chase & Co. 5.600% 7/15/41	1,125,000	1,381,402
Lazard Group LLC 4.250% 11/14/20	3,710,000	3,874,301
Lazard Group LLC 6.850% 6/15/17	245,000	258,183
Legg Mason, Inc. 5.625% 1/15/44	1,015,000	996,458
Merrill Lynch & Co., Inc. 7.750% 5/14/38	400,000	546,437
Morgan Stanley 6.625% 4/01/18	1,000,000	1,092,535
The Goldman Sachs Group, Inc. 5.375% 3/15/20	950,000	1,054,151

	Principal Amount	Value
The Goldman Sachs Group, Inc. 5.625% 1/15/17	$975,000	$1,005,871
The Goldman Sachs Group, Inc. 5.750% 1/24/22	950,000	1,096,034
The Goldman Sachs Group, Inc. 6.125% 2/15/33	335,000	405,688
The Goldman Sachs Group, Inc. 6.150% 4/01/18	150,000	162,269
The Goldman Sachs Group, Inc. 6.345% 2/15/34	335,000	391,005
The Goldman Sachs Group, Inc. 6.750% 10/01/37	345,000	412,080

		50,061,159

Electric — 2.5%
Ameren Corp. 3.650% 2/15/26	845,000	866,651
Appalachian Power Co. 3.400% 6/01/25	2,395,000	2,450,348
Berkshire Hathaway Energy 5.950% 5/15/37	1,100,000	1,322,040
Entergy Arkansas, Inc. 3.500% 4/01/26	435,000	464,807
Entergy Louisiana LLC 4.950% 1/15/45	1,005,000	1,028,429
Florida Power & Light Co. 4.950% 6/01/35	630,000	737,739
IPALCO Enterprises, Inc. 3.450% 7/15/20	4,910,000	4,928,412
LG&E and KU Energy LLC 4.375% 10/01/21	1,100,000	1,191,902
Metropolitan Edison Co. (a) 4.000% 4/15/25	1,345,000	1,376,119
Nevada Power Co. Series N 6.650% 4/01/36	550,000	712,834
NiSource Finance Corp. 4.800% 2/15/44	1,135,000	1,197,241
NiSource Finance Corp. 5.800% 2/01/42	950,000	1,148,104
Oncor Electric Delivery Co. 7.500% 9/01/38	495,000	681,348
Pacific Gas & Electric Co. 5.800% 3/01/37	543,000	674,795
Pennsylvania Electric Co. (a) 4.150% 4/15/25	1,860,000	1,885,724
PPL Capital Funding, Inc. 5.000% 3/15/44	1,180,000	1,264,816
Progress Energy, Inc. 7.000% 10/30/31	485,000	615,764
Puget Energy, Inc. 3.650% 5/15/25	2,345,000	2,360,135
Puget Energy, Inc. 6.500% 12/15/20	1,580,000	1,832,027

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Southern California Edison Co. 5.950% 2/01/38	$545,000	$701,735
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	78,372	82,961
Tri-State Generation & Transmission Association, Series 2003, Class B (a) 7.144% 7/31/33	480,000	551,323
Virginia Electric and Power Co. 6.350% 11/30/37	640,000	844,344
Wisconsin Public Service Corp. 5.650% 11/01/17	380,000	398,557
Xcel Energy, Inc. 3.300% 6/01/25	1,510,000	1,548,502

		30,866,657

Electronics — 0.3%
Amphenol Corp. 2.550% 1/30/19	1,320,000	1,330,528
Amphenol Corp. 4.000% 2/01/22	475,000	498,045
Arrow Electronics, Inc. 3.500% 4/01/22	1,680,000	1,683,070
Tech Data Corp. 3.750% 9/21/17	885,000	896,588

		4,408,231

Engineering & Construction — 0.1%
SBA Tower Trust (a) 3.156% 10/15/45	1,200,000	1,200,456

Environmental Controls — 0.0%
Republic Services, Inc. 5.250% 11/15/21	100,000	113,877

Foods — 0.3%
Delhaize America, Inc. 9.000% 4/15/31	855,000	1,131,429
General Mills, Inc. 5.400% 6/15/40	70,000	84,303
Kraft Foods, Inc. 6.500% 2/09/40	260,000	328,181
The Kroger Co. 2.600% 2/01/21	920,000	947,265
Tyson Foods, Inc. 2.650% 8/15/19	430,000	440,994
Tyson Foods, Inc. 4.875% 8/15/34	660,000	709,794

		3,641,966

Forest Products & Paper — 0.3%
Domtar Corp. 9.500% 8/01/16	66,000	67,776
Domtar Corp. 10.750% 6/01/17	55,000	60,020

	Principal Amount	Value
International Paper Co. 4.750% 2/15/22	$425,000	$466,353
International Paper Co. 7.300% 11/15/39	765,000	910,606
International Paper Co. 9.375% 5/15/19	200,000	238,041
The Mead Corp. 7.550% 3/01/47	1,000,000	1,223,866
Sappi Papier Holding GmbH (a) 7.750% 7/15/17	770,000	806,575

		3,773,237

Gas — 0.2%
Boston Gas Co. (a) 4.487% 2/15/42	450,000	456,445
The Laclede Group, Inc. 4.700% 8/15/44	1,840,000	1,753,064

		2,209,509

Hand & Machine Tools — 0.2%
Kennametal, Inc. 2.650% 11/01/19	800,000	752,375
Stanley Black & Decker, Inc. 2.451% 11/17/18	1,600,000	1,624,696

		2,377,071

Health Care – Products — 0.3%
Boston Scientific Corp. 6.000% 1/15/20	650,000	733,711
Johnson & Johnson 5.850% 7/15/38	175,000	238,112
Zimmer Biomet Holdings, Inc. 3.550% 4/01/25	3,085,000	3,117,072

		4,088,895

Health Care – Services — 0.2%
UnitedHealth Group, Inc. 3.950% 10/15/42	350,000	352,132
UnitedHealth Group, Inc. 6.875% 2/15/38	1,160,000	1,627,812

		1,979,944

Home Builders — 0.3%
Lennar Corp. 4.500% 11/15/19	3,390,000	3,525,600

Home Furnishing — 0.0%
Whirlpool Corp. 5.150% 3/01/43	290,000	301,984

Housewares — 0.2%
Newell Rubbermaid, Inc. 3.850% 4/01/23	2,070,000	2,146,820

Insurance — 3.5%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	2,065,000	2,098,556

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American International Group, Inc. 3.900% 4/01/26	$125,000	$125,390
American International Group, Inc. 6.250% 5/01/36	2,200,000	2,552,913
Arch Capital Group US, Inc. 5.144% 11/01/43	1,040,000	1,090,680
AXIS Specialty Finance PLC 2.650% 4/01/19	590,000	589,943
Brown & Brown, Inc. 4.200% 9/15/24	1,351,000	1,360,130
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 6.375% 4/15/37	834,000	725,580
CNA Financial Corp. 7.350% 11/15/19	670,000	773,399
CNO Financial Group, Inc. 4.500% 5/30/20	1,602,000	1,634,040
CNO Financial Group, Inc. 5.250% 5/30/25	1,911,000	1,953,997
Five Corners Funding Trust (a) 4.419% 11/15/23	1,315,000	1,378,409
The Hartford Financial Services Group, Inc., 3 mo. USD LIBOR + 4.603%, VRN 8.125% 6/15/38	1,885,000	2,012,237
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	600,000	713,540
MetLife Capital Trust IV (a) 7.875% 12/15/37	1,960,000	2,254,000
Principal Financial Group, Inc. 8.875% 5/15/19	290,000	344,536
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	1,800,000	1,735,074
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	1,680,000	1,711,080
Prudential Financial, Inc. 3 mo. USD LIBOR + 5.000%, VRN 8.875% 6/15/38	1,475,000	1,618,812
Prudential Financial, Inc., 3 mo. USD LIBOR + 3.031%, VRN 5.375% 5/15/45	1,635,000	1,618,650
QBE Insurance Group Ltd. (a) 2.400% 5/01/18	655,000	657,211
Reinsurance Group of America, Inc. 4.700% 9/15/23	1,480,000	1,543,192
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,220,000	1,325,751
Reinsurance Group of America, Inc. 6.450% 11/15/19	1,305,000	1,465,210
Trinity Acquisition PLC 4.400% 3/15/26	445,000	451,442

	Principal Amount	Value
USF&G Capital I (a) 8.500% 12/15/45	$885,000	$1,355,129
Voya Financial, Inc. 5.500% 7/15/22	600,000	671,140
Voya Financial, Inc. 3 mo. USD LIBOR + 3.580%, VRN 5.650% 5/15/53	1,175,000	1,092,750
Willis North America, Inc. 7.000% 9/29/19	566,000	640,034
Willis Towers Watson PLC 5.750% 3/15/21	1,690,000	1,880,787
WR Berkley Corp. 4.625% 3/15/22	2,600,000	2,804,740
XLIT Ltd. 6.375% 11/15/24	2,590,000	3,016,718

		43,195,070

Internet — 0.9%
Baidu, Inc. 3.250% 8/06/18	1,690,000	1,732,291
Expedia, Inc. 4.500% 8/15/24	5,490,000	5,526,690
Expedia, Inc. 7.456% 8/15/18	2,550,000	2,852,884
Tencent Holdings Ltd. (a) 2.875% 2/11/20	1,390,000	1,413,029

		11,524,894

Investment Companies — 0.5%
Ares Capital Corp. 3.875% 1/15/20	3,250,000	3,330,233
FS Investment Corp. 4.000% 7/15/19	2,450,000	2,455,703

		5,785,936

Iron & Steel — 0.9%
ArcelorMittal 5.125% 6/01/20	2,165,000	2,078,400
ArcelorMittal STEP 5.500% 2/25/17	825,000	835,312
ArcelorMittal 6.125% 6/01/18	181,000	182,810
ArcelorMittal STEP 6.250% 8/05/20	1,200,000	1,173,000
Glencore Funding LLC (a) 2.875% 4/16/20	4,045,000	3,600,050
Glencore Funding LLC (a) 4.625% 4/29/24	340,000	282,370
Reliance Steel & Aluminum Co. 6.200% 11/15/16	1,870,000	1,917,638
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,045,000	1,020,981

		11,090,561

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 0.1%
Marriott International, Inc. 3.375% 10/15/20	$1,290,000	$1,334,422
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	220,000	240,162

		1,574,584

Machinery – Diversified — 0.4%
CNH Industrial Capital LLC 3.250% 2/01/17	1,650,000	1,645,875
CNH Industrial Capital LLC 3.375% 7/15/19	1,530,000	1,476,450
CNH Industrial Capital LLC 3.625% 4/15/18	655,000	655,000
CNH Industrial Capital LLC 6.250% 11/01/16	1,240,000	1,264,800
Xylem, Inc. 4.875% 10/01/21	375,000	404,797

		5,446,922

Manufacturing — 0.3%
General Electric Co. 4.125% 10/09/42	1,430,000	1,508,078
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	310,000	343,267
SPX FLOW, Inc. 6.875% 9/01/17	1,195,000	1,235,331
Tyco Electronics Group SA 7.125% 10/01/37	335,000	436,919

		3,523,595

Media — 0.6%
21st Century Fox America, Co. 6.900% 8/15/39	420,000	522,896
CBS Corp. 7.875% 7/30/30	315,000	424,779
CCO Safari II LLC (a) 3.579% 7/23/20	1,560,000	1,594,066
CCO Safari II LLC (a) 6.484% 10/23/45	1,285,000	1,429,853
Comcast Corp. 6.950% 8/15/37	515,000	723,195
NBCUniversal Media LLC 6.400% 4/30/40	65,000	86,973
Time Warner Cable, Inc. 6.750% 6/15/39	985,000	1,108,654
Time Warner Cable, Inc. 8.250% 4/01/19	75,000	87,313
Time Warner Cable, Inc. 8.750% 2/14/19	325,000	380,539
Time Warner, Inc. 4.700% 1/15/21	650,000	715,503

	Principal Amount	Value
Time Warner, Inc. 6.100% 7/15/40	$650,000	$739,788
Time Warner, Inc. 6.250% 3/29/41	210,000	242,740

		8,056,299

Mining — 0.1%
Glencore Canada Corp. 5.500% 6/15/17	900,000	909,000
Glencore Finance Canada (a) 5.800% 11/15/16	240,000	242,976

		1,151,976

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc. 4.625% 3/15/24	1,675,000	1,708,244
Pitney Bowes, Inc. 4.750% 5/15/18	250,000	263,189
Pitney Bowes, Inc. 5.750% 9/15/17	166,000	173,655

		2,145,088

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	112,952

Oil & Gas — 0.9%
Anadarko Petroleum Corp. 5.550% 3/15/26	1,050,000	1,059,244
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	1,035,000	654,638
Petroleos Mexicanos 3.125% 1/23/19	325,000	322,075
Petroleos Mexicanos 5.500% 1/21/21	1,190,000	1,234,625
Petroleos Mexicanos 6.375% 1/23/45	595,000	551,565
Petroleos Mexicanos 6.625% 6/15/35	140,000	134,400
Phillips 66 5.875% 5/01/42	2,160,000	2,347,056
Pioneer Natural Resources Co. 4.450% 1/15/26	2,000,000	2,015,728
Pioneer Natural Resources Co. 5.875% 7/15/16	1,150,000	1,161,587
Pioneer Natural Resources Co. 7.500% 1/15/20	350,000	395,665
Rowan Cos., Inc. 4.750% 1/15/24	483,000	331,641
Whiting Petroleum Corp., Convertible (a) 1.250% 4/01/20	1,725,000	1,003,734

		11,211,958

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas Services — 0.2%
Hornbeck Offshore Services, Inc., Convertible 1.500% 9/01/19	$2,490,000	$1,476,881
SEACOR Holdings, Inc., Convertible 3.000% 11/15/28	895,000	689,150
Weatherford International Ltd. 6.000% 3/15/18	525,000	506,625

		2,672,656

Packaging & Containers — 0.1%
Brambles USA Inc., Series A (a) 5.350% 4/01/20	490,000	541,495
Brambles USA, Inc. (a) 4.125% 10/23/25	772,000	801,609

		1,343,104

Pharmaceuticals — 1.2%
AbbVie, Inc. 4.400% 11/06/42	500,000	505,151
Actavis Funding SCS 3.000% 3/12/20	2,005,000	2,061,557
Actavis Funding SCS 3.800% 3/15/25	2,790,000	2,903,673
Actavis Funding SCS 4.750% 3/15/45	1,270,000	1,335,665
Baxalta, Inc. (a) 4.000% 6/23/25	1,775,000	1,803,787
Baxalta, Inc. (a) 5.250% 6/23/45	885,000	940,566
McKesson Corp. 2.284% 3/15/19	600,000	607,220
McKesson Corp. 4.750% 3/01/21	600,000	656,126
McKesson Corp. 4.883% 3/15/44	625,000	664,232
McKesson Corp. 6.000% 3/01/41	550,000	651,644
Mead Johnson Nutrition Co. 4.900% 11/01/19	1,010,000	1,106,605
Merck Sharp & Dohme Corp. 5.850% 6/30/39	180,000	234,923
Pfizer, Inc. 7.200% 3/15/39	395,000	577,172
Wyeth 6.000% 2/15/36	360,000	459,456

		14,507,777

Pipelines — 1.2%
Boardwalk Pipelines LLC 5.500% 2/01/17	200,000	199,991
Boardwalk Pipelines LP 5.875% 11/15/16	2,390,000	2,395,593
CenterPoint Energy Resources Corp. 4.500% 1/15/21	475,000	505,343

	Principal Amount	Value
CenterPoint Energy Resources Corp. 5.850% 1/15/41	$425,000	$471,438
Enterprise Products Operating Co. 3.700% 2/15/26	2,285,000	2,241,203
Enterprise Products Operating Co. 5.950% 2/01/41	455,000	466,927
Kinder Morgan Energy Partners LP 6.000% 2/01/17	185,000	190,468
Kinder Morgan Energy Partners LP 6.500% 2/01/37	150,000	142,415
Kinder Morgan Energy Partners LP 6.950% 1/15/38	175,000	175,053
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	2,700,000	2,823,080
Kinder Morgan, Inc. 4.300% 6/01/25	1,775,000	1,688,353
Magellan Midstream Partners LP 5.000% 3/01/26	1,060,000	1,146,316
Magellan Midstream Partners LP 5.150% 10/15/43	2,575,000	2,408,264
Southern Natural Gas Co. LLC STEP (a) 5.900% 4/01/17	310,000	319,714

		15,174,158

Real Estate Investment Trusts (REITS) — 1.4%
American Tower Corp. 3.400% 2/15/19	1,100,000	1,127,653
American Tower Corp. 3.450% 9/15/21	2,690,000	2,750,641
American Tower Corp. 4.400% 2/15/26	860,000	909,394
American Tower Corp. 4.500% 1/15/18	1,375,000	1,432,747
Boston Properties LP 3.700% 11/15/18	475,000	496,791
Brandywine Operating Partners LP 4.950% 4/15/18	800,000	834,094
DDR Corp. 4.750% 4/15/18	1,000,000	1,039,627
DDR Corp. 7.500% 4/01/17	1,000,000	1,053,494
Duke Realty LP 8.250% 8/15/19	1,375,000	1,626,719
Federal Realty Investment Trust 5.900% 4/01/20	330,000	377,552
Highwoods Realty LP 5.850% 3/15/17	1,800,000	1,864,078
Highwoods Realty LP 7.500% 4/15/18	195,000	214,521
Host Hotels & Resorts LP 4.000% 6/15/25	682,000	664,230
ProLogis LP 2.750% 2/15/19	530,000	541,903

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Vereit Operating Partnership LP 2.000% 2/06/17	$1,390,000	$1,376,100
Vereit Operating Partnership LP 3.000% 2/06/19	695,000	682,754

		16,992,298

Retail — 1.3%
AutoNation, Inc. 4.500% 10/01/25	700,000	717,387
Bed Bath & Beyond, Inc. 5.165% 8/01/44	600,000	507,436
CVS Health Corp. 6.125% 9/15/39	560,000	708,161
CVS Pass-Through Trust (a) 5.926% 1/10/34	1,253,484	1,387,181
CVS Pass-Through Trust (a) 7.507% 1/10/32	8,585	10,335
El Puerto de Liverpool SAB de CV (a) 3.950% 10/02/24	2,620,000	2,613,450
GNC Holdings, Inc., Convertible (a) 1.500% 8/15/20	345,000	282,037
O’Reilly Automotive, Inc. 4.875% 1/14/21	575,000	628,928
QVC, Inc. 3.125% 4/01/19	960,000	962,974
QVC, Inc. 4.450% 2/15/25	1,380,000	1,334,039
QVC, Inc. 5.125% 7/02/22	545,000	571,841
Target Corp. 7.000% 1/15/38	475,000	675,374
The Home Depot, Inc. 5.950% 4/01/41	600,000	793,544
Tiffany & Co. 4.900% 10/01/44	990,000	926,204
Wal-Mart Stores, Inc. 6.200% 4/15/38	730,000	987,915
Wal-Mart Stores, Inc. 6.500% 8/15/37	515,000	717,664
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	685,000	699,184
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	1,265,000	1,301,689

		15,825,343

Savings & Loans — 0.3%
Glencore Funding LLC (a) 1.700% 5/27/16	1,919,000	1,912,241
Glencore Funding LLC (a) 2.500% 1/15/19	1,472,000	1,346,880

		3,259,121

Semiconductors — 0.8%
Applied Materials, Inc. 5.850% 6/15/41	1,000,000	1,183,351

	Principal Amount	Value
Lam Research Corp. 2.750% 3/15/20	$2,265,000	$2,226,563
Lam Research Corp. 3.800% 3/15/25	2,010,000	1,923,570
Microchip Technology, Inc., Convertible 1.625% 2/15/25	2,040,000	2,098,650
Micron Technology, Inc., Convertible 3.000% 11/15/43	1,564,000	1,065,475
QUALCOMM, Inc. 3.450% 5/20/25	1,134,000	1,173,671

		9,671,280

Software — 0.3%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	655,000	692,657
CA, Inc. 2.875% 8/15/18	730,000	741,949
CA, Inc. 5.375% 12/01/19	1,068,000	1,168,157
Citrix Systems, Inc., Convertible 0.500% 4/15/19	1,045,000	1,167,135

		3,769,898

Telecommunications — 1.5%
America Movil SAB de CV 5.000% 3/30/20	500,000	553,235
America Movil SAB de CV 6.125% 3/30/40	525,000	619,917
AT&T, Inc. 4.750% 5/15/46	1,775,000	1,731,436
AT&T, Inc. 6.550% 2/15/39	455,000	535,830
British Telecom PLC STEP 9.625% 12/15/30	495,000	773,722
CenturyLink, Inc. 6.150% 9/15/19	560,000	581,000
Cisco Systems, Inc. 5.500% 1/15/40	345,000	429,742
Crown Castle Towers LLC (a) 3.222% 5/15/42	1,700,000	1,702,550
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	475,000	712,128
Embarq Corp. 7.082% 6/01/16	780,000	785,015
Embarq Corp. 7.995% 6/01/36	145,000	139,989
Qwest Corp. 8.375% 5/01/16	2,960,000	2,975,540
Rogers Communications, Inc. 7.500% 8/15/38	50,000	64,682
Telefonica Emisiones SAU 5.462% 2/16/21	475,000	539,626

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telefonica Emisiones SAU 6.421% 6/20/16	$773,000	$781,288
Verizon Communications, Inc. 2.625% 2/21/20	1,650,000	1,697,748
Verizon Communications, Inc. 4.862% 8/21/46	918,000	968,050
Verizon Communications, Inc. 5.012% 8/21/54	1,083,000	1,086,497
Verizon Communications, Inc. 6.550% 9/15/43	1,082,000	1,425,240

		18,103,235

Transportation — 0.5%
Asciano Finance (a) 4.625% 9/23/20	610,000	603,400
Asciano Finance (a) 5.000% 4/07/18	1,150,000	1,169,984
Autoridad del Canal de Panama (a) 4.950% 7/29/35	1,050,000	1,102,500
Burlington Northern Santa Fe LLC 6.150% 5/01/37	720,000	906,751
Canadian Pacific Railway Co. Ltd. 7.250% 5/15/19	1,010,000	1,157,524
Norfolk Southern Corp. 6.000% 5/23/2111	375,000	419,206
Union Pacific Corp. 4.000% 2/01/21	500,000	547,375
Union Pacific Corp. 5.375% 6/01/33	520,000	591,011

		6,497,751

Trucking & Leasing — 0.5%
Aviation Capital Group Corp. (a) 2.875% 9/17/18	5,210,000	5,231,257
GATX Corp. 2.375% 7/30/18	865,000	857,644

		6,088,901

TOTAL CORPORATE DEBT (Cost $413,741,560)		423,225,343

MUNICIPAL OBLIGATIONS — 1.3%
JobsOhio Beverage System Series B 4.532% 1/01/35	3,950,000	4,371,504
New York City Municipal Water Finance Authority BAB 5.882% 6/15/44	105,000	143,238
Orange County Local Transportation Authority BAB 6.908% 2/15/41	1,350,000	1,890,054
Panhandle-Plains Student Finance Corp., Series 2001-A2, FRN 1.932% 12/01/31	1,900,000	1,823,863

	Principal Amount	Value
State of California 5.950% 4/01/16	$410,000	$410,000
State of California BAB 7.550% 4/01/39	120,000	183,725
State of California BAB 7.600% 11/01/40	3,160,000	4,913,200
State of Illinois 5.365% 3/01/17	2,200,000	2,266,330

		16,001,914

TOTAL MUNICIPAL OBLIGATIONS (Cost $15,255,009)		16,001,914

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.6%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 1.932% 10/20/20	1,500,000	1,499,999

Automobile ABS — 0.7%
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	1,337,755	1,337,344
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A (a) 2.990% 6/20/22	1,420,000	1,419,915
Capital Automotive REIT, Series 2014-1A, Class A (a) 3.660% 10/15/44	900,000	930,329
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	1,175,879	1,220,510
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	834,258	821,452
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	751,121	750,918
GO Financial Auto Securitization Trust, Series 2015-1, Class A (a) 1.810% 3/15/18	412,952	412,545
Oscar US Funding Trust IV, Series 2016-1A, Class A2B (a) 2.130% 7/15/20	1,760,000	1,760,000
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (a) 1.840% 11/18/19	430,757	427,526

		9,080,539

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial MBS — 4.6%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.741% 2/10/51	$1,421,075	$1,479,411
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.219% 2/10/51	1,634,247	1,718,279
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.262% 2/10/51	1,310,000	1,388,497
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	1,262,231	1,276,021
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	925,000	943,357
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, VRN 5.471% 1/12/45	754,263	771,506
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN 5.513% 1/12/45	2,545,000	2,595,617
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	1,400,000	1,451,930
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM, VRN 5.835% 9/11/42	1,395,000	1,458,602
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM, VRN 5.836% 9/11/38	1,650,000	1,651,599
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.885% 6/11/50	2,870,000	2,981,525
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (a) 3.703% 10/15/45	1,060,000	1,101,521
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class AM 4.199% 3/10/47	1,375,000	1,476,451
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A4, VRN 4.236% 2/10/47	1,410,000	1,572,144

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2015-CR23, Class C, VRN 4.257% 5/10/48	$1,000,000	$908,777
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM, VRN 5.650% 12/10/49	1,335,000	1,383,377
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, VRN 5.813% 12/10/49	2,270,469	2,356,999
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM, VRN 5.870% 6/10/46	950,000	950,745
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (a) 4.238% 1/10/34	995,000	1,068,116
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	575,085	576,002
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.892% 7/10/38	3,100,000	3,115,188
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, VRN 5.892% 7/10/38	410,005	410,962
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	488,000	544,779
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	90,369	90,366
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,000,985	1,011,214
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM, VRN 5.466% 6/12/47	1,620,000	1,650,439
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	2,418,953	2,508,548
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, VRN 5.947% 6/12/46	103,442	103,442

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I, Series 2011-C2, Class B, VRN (a) 5.200% 6/15/44	$1,325,000	$1,451,514
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	950,000	966,182
Morgan Stanley Capital I, Series 2007-HQ11, Class A4, VRN 5.447% 2/12/44	2,100,000	2,136,571
Morgan Stanley Capital I, Series 2007-HQ11, Class AM, VRN 5.478% 2/12/44	1,520,000	1,549,588
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	259,750	259,493
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.268% 1/11/43	738,813	781,920
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	293,668	291,466
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.528% 8/15/39	300,869	302,540
VFC LLC, Series 2014-2, Class A (Acquired 7/9/14, Cost $1,400,000) (a) (c) 2.750% 7/20/30	48,518	48,519
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $1,597,000) (a) (c) 2.750% 12/20/31	67,182	67,168
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	3,015,000	3,048,776
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,240,000	1,256,235
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, VRN 5.591% 4/15/47	1,400,000	1,438,906
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 5.946% 2/15/51	1,525,000	1,584,067
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, VRN 6.018% 6/15/45	2,667,000	2,678,933
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	162,937	168,751

	Principal Amount	Value
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	$101,705	$101,705
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	124,213	124,411

		56,802,159

Home Equity ABS — 1.0%
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 2.161% 1/25/35	819,216	816,588
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 0.703% 8/25/35	300,747	299,966
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 1.093% 11/25/35	540,153	537,577
Aegis Asset-Backed Securities Trust, Series 2005-2, Class M1, 1 mo. USD LIBOR + ..420%, FRN 0.853% 6/25/35	189,867	189,450
Bayview Financial Mortgage Pass-Through Trust, Series 2005-C, Class M1, 1 mo. LIBOR + .500%, FRN 0.933% 6/28/44	697,808	697,671
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE9, Class M1, 1 mo. USD LIBOR + ..510%, FRN 0.943% 10/25/35	218,064	216,893
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2, 1 mo. USD LIBOR + .430%, FRN 0.863% 7/25/35	239,073	236,878
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2, 1 mo. USD LIBOR + .450%, FRN 0.886% 8/25/35	45,982	45,957
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.893% 9/25/34	180,089	176,863
Countrywide Asset-Backed Certificates, Series 2005-8, Class M1, 1 mo. USD LIBOR + .470%, FRN 0.903% 12/25/35	107,741	107,742
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.333% 2/25/35	541,680	450,306

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .420%, FRN 0.853% 5/25/36	$780,019	$774,439
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 0.673% 1/25/36	242,489	234,629
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .430%, FRN 0.863% 4/25/35	246,192	245,908
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 0.603% 8/25/36	166,790	166,469
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.258% 6/25/35	1,230,160	1,216,227
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.153% 3/25/35	1,764,843	1,754,161
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.183% 7/25/35	586,906	590,469
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.379% 10/25/28	42	43
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .370%, FRN 0.803% 1/25/36	1,557,055	1,554,703
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 0.693% 9/25/35	374,480	373,695
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 1 mo. USD LIBOR + .380%, FRN 0.813% 8/25/35	161,688	161,446
Park Place Securities, Inc., Series 2005-WHQ1, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.183% 3/25/35	150,530	150,463
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1, 1 mo. USD LIBOR + ..400%, FRN 0.833% 10/25/35	672,925	671,197

	Principal Amount	Value
Residential Asset Securities Corp., Series 2005-EMX4, Class M1, 1 mo. USD LIBOR + .430%, FRN 0.863% 11/25/35	$600,893	$595,229
Structured Asset Investment Loan Trust, Series 2005-7, Class A5, 1 mo. USD LIBOR + .720%, FRN 1.153% 8/25/35	131,607	131,954

		12,396,923

Other ABS — 10.6%
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.636% 3/15/42	751,058	716,377
321 Henderson Receivables I LLC, Series 2015-1A, Class A (a) 3.260% 9/15/72	1,387,472	1,350,509
AIMCO CLO Ltd., Series 2014-AA, Class A, 3 mo. USD LIBOR + 1.540%, FRN (a) 2.164% 7/20/26	2,250,000	2,238,750
ALM VIII Ltd., Series 2013-8A, Class A1A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.074% 1/20/26	1,325,000	1,321,152
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	1,030,357	1,020,698
Alterna Funding II LLC, Series 2015-1A, Class A (a) 2.500% 2/15/24	1,574,294	1,544,776
Apidos CLO XV, Series 2013-15A, Class A1, 3 mo. USD LIBOR + 1.350%, FRN (a) 1.974% 10/20/25	745,000	739,544
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (a) 4.277% 9/05/44	1,450,000	1,444,296
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	1,895,250	1,941,447
ARL First LLC, Series 2012-1A, Class A1, 1 mo. LIBOR + 1.750%, FRN (a) 2.186% 12/15/42	1,743,009	1,745,538
Atlas Senior Loan Fund V Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.550%, FRN (a) 2.170% 7/16/26	1,950,000	1,935,379
Avery Point CLO Ltd., Series 2014-5A, Class A, 3 mo. USD LIBOR + 1.460%, FRN (a) 2.080% 7/17/26	2,200,000	2,161,060

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Avery Point III CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.020% 1/18/25	$1,250,000	$1,236,126
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.071% 8/05/27	3,825,000	3,796,706
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	306,001	303,431
Birchwood Park CLO Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.440%, FRN (a) 2.062% 7/15/26	2,180,000	2,159,650
Blue Hill CLO Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.102% 1/15/26	825,000	816,678
BlueMountain CLO Ltd., Series 2013-2A, Class A, 3 mo. USD LIBOR + 1.200%, FRN (a) 1.821% 1/22/25	930,000	920,470
BlueMountain CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.018% 10/29/25	650,000	645,572
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.050% 7/18/27	2,595,000	2,564,893
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	3,144,450	3,136,589
CAN Capital Funding LLC, Series 2014-1A, Class A (a) 3.117% 4/15/20	1,500,000	1,494,375
Carlyle Global Market Strategies, Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.300%, FRN (a) 1.918% 2/14/25	750,000	743,157
Carlyle Global Market Strategies, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.520%, FRN (a) 2.140% 4/17/25	3,415,000	3,397,918
Citi Held For Asset Issuance, Series 2015-PM1, Class A (a) 1.850% 12/15/21	356,518	356,100
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.626% 11/25/45	896,605	892,228

	Principal Amount	Value
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	$1,193,750	$1,193,511
Cronos Containers Program I Ltd., Series 2014-2A, Class A (a) 3.270% 11/18/29	511,111	489,534
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	1,915,650	1,875,996
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	570,990	563,654
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	1,534,484	1,522,246
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	1,804,098	1,805,352
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	2,892,750	2,802,843
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (a) 4.474% 10/25/45	3,092,250	3,056,504
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	1,775,841	1,838,446
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	1,333,333	1,318,915
Drug Royalty Corp., Inc., Series 2014-1, Class A2 (a) 3.484% 7/15/23	595,368	601,250
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	217,949	221,753
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A, 3 mo. USD LIBOR + 1.350%, FRN (a) 1.970% 4/18/26	3,190,000	3,154,840
Eaton Vance CLO, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.072% 7/15/26	2,925,000	2,892,094
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	636,896	616,636
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	1,600,000	1,600,000
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	675,000	703,551

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	$2,078,313	$2,114,428
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.883% 7/25/35	382,064	381,753
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.078% 5/25/35	322,853	322,555
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.074% 7/20/27	2,875,000	2,860,634
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	552,382	549,619
Global SC Finance II SRL, Series 2014-1A, Class A1 (a) 3.190% 7/17/29	416,667	392,389
Global SC Finance II SRL, Series 2013-2A, Class A (a) 3.670% 11/17/28	1,231,750	1,179,564
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	484,056	475,464
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 1.769% 4/25/25	3,600,000	3,547,548
GoldenTree Loan Opportunities VII Ltd., Series 2014-8A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.070% 4/19/26	2,405,000	2,381,587
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	1,000,000	987,500
HFG Healthco-4 LLC, Series 2011-1A, Class A, 1 mo. LIBOR + 2.250%, FRN (a) 2.689% 6/02/17	1,425,000	1,427,067
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	1,161,927	1,170,495
Horizon Funding Trust, Series 2013-1A, Class A (a) 3.000% 5/15/18	149,277	148,718
Icon Brand Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	879,024	888,258
Icon Brand Holdings LLC, Series 2013-1A, Class A (a) 4.352% 1/25/43	918,854	909,672

	Principal Amount	Value
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.070% 1/18/26	$1,850,000	$1,831,890
LCM Ltd., Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.122% 7/15/26	2,850,000	2,835,764
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 1.228% 2/25/35	672,934	665,109
Madison Park Funding XII Ltd., Series 2014-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.124% 7/20/26	2,970,000	2,954,993
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	373,330	376,418
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	1,448,460	1,455,451
MVW Owner Trust, Series 2015-1A, Class A (a) 2.520% 12/20/32	1,366,093	1,376,850
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	479,356	479,151
New Residential Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.540% 11/15/46	1,700,000	1,701,479
Nomad CLO Ltd., Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.200%, FRN (a) 1.822% 1/15/25	1,575,000	1,553,265
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (a) 1.744% 4/20/25	2,100,000	2,073,926
OHA Loan Funding Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.250%, FRN (a) 1.869% 7/23/25	1,710,000	1,695,340
OnDeck Asset Securitization Trust, Series 2014-1A, Class A (a) 3.150% 5/17/18	1,200,000	1,195,331
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	447,935	453,627
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	750,000	747,030

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 3 mo. LIBOR + 1.250%, FRN (a) 1.868% 2/20/25	$700,000	$693,708
Race Point VIII CLO Ltd., Series 2012-7A, Class A, 3 mo. USD LIBOR + 1.420%, FRN (a) 2.040% 11/08/24	1,200,000	1,192,606
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	128,391	129,172
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	554,985	551,788
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	1,091,212	1,125,776
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.883% 6/25/36	555,000	545,871
Spirit Master Funding LLC, Series 2014-4A, Class A1 (a) 3.501% 1/20/45	1,000,000	972,943
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	3,376,845	3,364,891
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.920% 7/15/47	1,200,000	1,200,698
Store Master Funding I LLC, Series 2015-1A, Class A1 (a) 3.750% 4/20/45	507,663	480,561
Store Master Funding I LLC, Series 2015-1A, Class A2 (a) 4.170% 4/20/45	318,533	294,643
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	332,915	341,252
Symphony CLO XV Ltd., Series 2014-15A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.070% 10/17/26	2,900,000	2,885,494
Textainer Marine Containers III Ltd., Series 2014-1A, Class A (a) 3.270% 10/20/39	497,833	468,360
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	348,023	356,697
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	2,462,625	2,411,058

	Principal Amount	Value
Wendys Funding LLC, Series 2015-1A, Class A2II (a) 4.080% 6/15/45	$1,820,850	$1,808,104
Wendys Funding LLC, Series 2015-1A, Class A23 (a) 4.497% 6/15/45	2,189,000	2,166,431
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	1,903,992	1,907,002

		130,910,474

Student Loans ABS — 4.0%
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.459% 7/01/38	808,411	731,570
College Loan Corp. Trust, Series 2007-1, Class B2, 28 day ARS, FRN 1.941% 1/25/47	900,000	672,109
College Loan Corp. Trust I, Series 2002-1, Class A5, 28 day ARS, FRN (a) 1.076% 3/01/42	700,000	655,110
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A4, 3 mo. LIBOR + ..160%, FRN 0.790% 3/28/35	1,500,000	1,390,264
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. LIBOR + 1.900%, FRN (a) 2.335% 10/27/31	442,453	439,214
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 2.436% 4/25/40	1,300,000	1,296,203
DRB Prime Student Loan Trust, Series 2015-D, Class A2 (a) 3.200% 1/25/40	1,351,977	1,341,335
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.920% 6/15/43	1,750,000	1,740,552
Education Funding Capital Trust I, Series 2004-1, Class A5, 28 day ARS, FRN 1.920% 6/15/43	1,075,000	1,054,319
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.920% 6/15/43	1,100,000	1,072,466

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.920% 6/15/43	$450,000	$395,866
Education Services of America, Series 2015-1, Class B, 1 mo. LIBOR + 1.500%, FRN (a) 1.926% 10/25/56	1,100,000	892,851
Education Services of America, Series 2014-4, Class B, 1 mo. LIBOR + 1.500%, FRN (a) 1.936% 6/25/48	1,200,000	1,005,750
Educational Funding of the South, Inc., Series 2011-1, Class B, 3 mo. LIBOR + 3.700%, FRN 4.319% 4/25/46	625,000	672,460
Higher Education Funding I, Series 2004-1, Class B2, 28 day ARS, FRN (a) 1.905% 1/01/44	450,000	362,862
Higher Education Funding I, Series 2004-1, Class B1, 28 day ARS, FRN (a) 1.915% 1/01/44	450,000	389,683
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. LIBOR + .310%, FRN 0.940% 9/27/35	1,420,717	1,364,227
National Collegiate Student Loan Trust, Series 2006-3, Class A3, 1 mo. LIBOR + .150%, FRN 0.583% 10/25/27	1,251,489	1,243,328
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. LIBOR + .240%, FRN 0.673% 11/27/28	770,656	761,406
Navient Student Loan Trust, Series 2014-1, Class A4, 1 mo. LIBOR + .750%, FRN 1.185% 2/25/39	1,550,000	1,411,645
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. LIBOR + 1.500%, FRN 1.935% 10/25/58	940,000	749,807
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. LIBOR + .100%, FRN 0.724% 3/23/37	1,300,000	1,214,856
Nelnet Student Loan Trust, Series 2006-2, Class A6, 3 mo. LIBOR + .120%, FRN 0.739% 4/25/31	1,220,000	1,165,557

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. LIBOR + .250%, FRN 0.880% 6/25/41	$1,026,808	$893,333
Nelnet Student Loan Trust, Series 2005-4, Class A4A, 28 day ARS + .250%, FRN 1.237% 3/22/32	325,000	303,665
North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3 mo. LIBOR + .800%, FRN 1.419% 7/25/36	1,600,000	1,506,117
SLC Student Loan Trust, Series 2006-A, Class B, 3 mo. LIBOR + .300%, FRN 0.922% 7/15/36	378,000	365,312
SLM Student Loan Trust, Series 2006-1, Class A5, 3 mo. LIBOR + .110%, FRN 0.729% 7/26/21	1,450,000	1,415,954
SLM Student Loan Trust, Series 2007-3, Class B, 3 mo. LIBOR + .150%, FRN 0.769% 1/25/28	2,400,000	1,727,654
SLM Student Loan Trust, Series 2005-3, Class B, 3 mo. LIBOR + .150%, FRN 0.769% 4/25/40	1,214,254	1,011,457
SLM Student Loan Trust, Series 2014-1, Class A3, 1 mo. LIBOR + .600%, FRN 1.033% 2/26/29	900,000	853,996
SLM Student Loan Trust, Series 2013-6, Class A3, FRN 1.085% 6/26/28	1,700,000	1,621,362
SLM Student Loan Trust, Series 2008-2, Class A3, 3 mo. LIBOR + .750%, FRN 1.369% 4/25/23	931,520	892,756
SLM Student Loan Trust, Series 2005-5, Class A5, 3 mo. LIBOR + .750%, FRN 1.369% 10/25/40	1,056,000	980,912
SLM Student Loan Trust, Series 2008-7, Class A4, 3 mo. LIBOR + .900%, FRN 1.519% 7/25/23	1,300,000	1,209,391
SLM Student Loan Trust, Series 2013-2, Class B, 1 mo. LIBOR + 1.500%, FRN 1.935% 6/25/43	1,420,000	1,223,222
SLM Student Loan Trust, Series 2002-7, Class A10, 28 day ARS, FRN 2.930% 3/15/28	797,000	797,000
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 2.930% 3/15/28	1,618,000	1,618,000
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 2.930% 6/17/30	250,000	250,000
SLM Student Loan Trust, Series 2003-2, Class A7, 28 day ARS, FRN 2.931% 9/15/28	650,000	650,000

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Social Professional Loan Program LLC, Series 2016-A, Class A2 (a) 2.760% 12/26/36	$3,240,000	$3,206,269
SoFi Professional Loan Program LLC, Series 2016-A, Class A1 (a) 2.245% 8/25/36	2,930,000	2,903,106
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1 mo. LIBOR + 1.000%, FRN 1.438% 1/03/33	1,800,000	1,720,626
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. LIBOR + 1.500%, FRN 1.938% 8/01/35	1,100,000	940,159
South Texas Higher Education Authority, Inc., Series 2012-1, Class A3, 3 mo. LIBOR + .850%, FRN 1.462% 10/01/46	1,700,000	1,627,894

		49,741,625

WL Collateral CMO — 0.6%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, FRN 2.817% 8/25/34	74,273	70,638
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 1.933% 7/25/25	2,791,471	2,789,606
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 2.953% 2/25/34	19,874	18,289
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 3.029% 9/25/33	7,687	6,941
GS Mortgage Securities Corp., Series 2014-4R, Class AS, 1 mo. USD LIBOR + .180%, FRN (a) 0.616% 1/26/34	1,284,530	1,238,302
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, FRN 2.767% 8/25/34	13,222	12,098
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, FRN 2.528% 8/25/34	65,938	53,478
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, 1 mo. USD LIBOR + .250%, FRN 0.683% 8/25/36	38,162	37,653
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, FRN 2.632% 7/25/33	4,283	4,073
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, FRN 3.011% 2/25/34	8,880	8,450

	Principal Amount	Value
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 2.499% 2/25/34	$245	$244
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, FRN 2.841% 3/25/34	43,049	42,045
Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1, 1 mo. USD LIBOR + 1.350%, FRN 1.785% 4/25/28	1,245,640	1,247,352
Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 1 mo. USD LIBOR + 1.450%, FRN 1.885% 7/25/28	1,282,024	1,280,053
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 1.751% 4/25/44	96,283	92,060

		6,901,282

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.683% 11/25/37	193,377	193,166
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 2.911% 6/25/32	26,141	24,549

		217,715

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $269,181,090)		267,550,716

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Colombia Government International Bond 6.125% 1/18/41	2,480,000	2,604,000
Colombia Government International Bond 7.375% 3/18/19	725,000	820,700
Mexico Government International Bond 4.750% 3/08/44	1,955,000	1,950,112
Peruvian Government International Bond 6.550% 3/14/37	405,000	504,225
Poland Government International Bond 6.375% 7/15/19	690,000	784,447

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Province of Quebec Canada 7.500% 9/15/29	$390,000	$580,992
Republic of Turkey International Bond 4.875% 4/16/43	474,000	439,754
Republic of Turkey International Bond 6.750% 4/03/18	840,000	904,117
United Mexican States 5.125% 1/15/20	850,000	932,875
United Mexican States 6.750% 9/27/34	685,000	881,938

		10,403,160

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $10,033,374)		10,403,160

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 26.0%
Collateralized Mortgage Obligations — 2.0%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	4,623,774	4,816,297
Series 4290, Class CA 3.500% 12/15/38	2,597,555	2,733,219
Series 2617, Class Z 5.500% 5/15/33	2,168,944	2,454,620
Series 2693, Class Z 5.500% 10/15/33	3,763,563	4,219,048
Series 3423, Class PB 5.500% 3/15/38	800,000	907,565
Series 2178, Class PB 7.000% 8/15/29	82,192	94,540
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25
Series 2014-48, Class AB 4.000% 10/25/40	3,665,372	3,894,255
Series 2007-32, Class Z 5.500% 4/25/37	1,230,961	1,381,891
Series 2010-60, Class HJ 5.500% 5/25/40	849,742	941,985
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	1,097,343	1,221,823
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	82,031	92,121

		24,478,165

Pass-Through Securities — 24.0%
Federal Home Loan Mortgage Corp.
Pool #G11630 3.500% 6/01/19	108,407	114,459

	Principal Amount	Value
Pool #J13972 3.500% 1/01/26	$98,691	$104,446
Pool #C91344 3.500% 11/01/30	227,038	240,643
Pool #C91424 3.500% 1/01/32	161,488	171,165
Pool #Q37467 3.500% 11/01/45	6,900,412	7,259,450
Pool #Q37468 3.500% 11/01/45	5,122,519	5,403,457
Pool #C91239 4.500% 3/01/29	13,213	14,411
Pool #C91251 4.500% 6/01/29	84,572	92,237
Pool #G06057 4.500% 10/01/40	1,595,074	1,743,179
Pool #G60485 4.500% 10/01/41	2,058,366	2,250,132
Pool #G60469 4.500% 1/01/42	1,287,267	1,406,389
Pool #G60172 4.500% 9/01/43	1,196,106	1,314,641
Pool #G05253 5.000% 2/01/39	420,295	464,377
Pool #C90939 5.500% 12/01/25	52,460	58,438
Pool #D97258 5.500% 4/01/27	104,636	116,804
Pool #C91026 5.500% 4/01/27	82,916	92,503
Pool #C91074 5.500% 8/01/27	8,096	9,041
Pool #D97417 5.500% 10/01/27	23,767	26,504
Pool #C91128 5.500% 12/01/27	4,219	4,712
Pool #C91148 5.500% 1/01/28	166,397	185,782
Pool #C91176 5.500% 5/01/28	60,554	67,703
Pool #C91217 5.500% 11/01/28	22,602	25,223
Pool #E85389 6.000% 9/01/16	1,945	1,965
Pool #G11431 6.000% 2/01/18	2,369	2,421
Pool #E85301 6.500% 9/01/16	7,716	7,785
Pool #E85032 6.500% 9/01/16	294	296
Pool #E85409 6.500% 9/01/16	2,479	2,495
Pool #C01079 7.500% 10/01/30	2,452	2,951

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #C01135 7.500% 2/01/31	$7,823	$9,394
Pool #554904 9.000% 3/01/17	21	22
Federal Home Loan Mortgage Corp. TBA Pool #1330 3.500% 7/01/43 (d)	8,275,000	8,647,698
Pool #2865 4.000% 5/01/42 (d)	20,250,000	21,579,698
Federal National Mortgage Association Pool #775539 12 mo. USD LIBOR + 1.623%, FRN 2.332% 5/01/34	102,711	107,595
Pool #725692 1 year CMT + 2.145%, FRN 2.398% 10/01/33	230,473	242,359
Pool #888586 1 year CMT + 2.214%, FRN 2.487% 10/01/34	220,827	232,696
Pool #AO8180 3.000% 9/01/42	52,702	54,178
Pool #AB7397 3.000% 12/01/42	234,023	240,578
Pool #AB7401 3.000% 12/01/42	228,572	234,974
Pool #AP8668 3.000% 12/01/42	278,953	286,766
Pool #AR1975 3.000% 12/01/42	63,622	65,404
Pool #AR0306 3.000% 1/01/43	18,551	19,071
Pool #AR5391 3.000% 1/01/43	155,443	159,797
Pool #AL3215 3.000% 2/01/43	217,082	223,162
Pool #AR4109 3.000% 2/01/43	191,766	197,137
Pool #AR4432 3.000% 3/01/43	80,526	82,782
Pool #AT0169 3.000% 3/01/43	325,694	334,816
Pool #AB8809 3.000% 3/01/43	117,256	120,540
Pool #MA1368 3.000% 3/01/43	395,659	406,740
Pool #AR2174 3.000% 4/01/43	395,111	406,177
Pool #890564 3.000% 6/01/43	3,909,072	4,037,492
Pool #AS6187 3.500% 11/01/45	15,844,386	16,687,356

	Principal Amount	Value
Pool #AS6293 3.500% 12/01/45	$6,093,560	$6,417,757
Pool #AS6306 3.500% 12/01/45	5,435,933	5,740,430
Pool #AS6475 3.500% 1/01/46	4,809,688	5,089,627
Pool #AS6476 3.500% 1/01/46	5,000,491	5,279,815
Pool #AS6477 3.500% 1/01/46	5,803,018	6,110,850
Pool #AA3980 4.500% 4/01/28	94,093	103,914
Pool #AL7566 4.500% 10/01/42	1,611,046	1,763,088
Pool #AL6997 4.500% 11/01/42	3,180,739	3,499,807
Pool #AD6437 5.000% 6/01/40	890,892	989,586
Pool #AD6996 5.000% 7/01/40	6,502,768	7,208,928
Pool #AL8173 5.000% 2/01/44	2,496,293	2,767,375
Pool #AD0836 5.500% 11/01/28	155,538	174,178
Pool #587994 6.000% 6/01/16	435	436
Pool #253880 6.500% 7/01/16	935	939
Pool #575667 7.000% 3/01/31	13,618	16,366
Pool #497120 7.500% 8/01/29	363	440
Pool #529453 7.500% 1/01/30	2,969	3,601
Pool #531196 7.500% 2/01/30	387	470
Pool #532418 7.500% 2/01/30	4,621	5,605
Pool #530299 7.500% 3/01/30	438	517
Pool #536386 7.500% 4/01/30	525	635
Pool #535996 7.500% 6/01/31	10,929	13,154
Pool #523499 8.000% 11/01/29	309	378
Pool #252926 8.000% 12/01/29	296	363
Pool #532819 8.000% 3/01/30	207	257
Pool #534703 8.000% 5/01/30	3,124	3,823

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #253437 8.000% 9/01/30	$236	$290
Pool #253481 8.000% 10/01/30	139	170
Pool #596656 8.000% 8/01/31	2,577	2,867
Pool #602008 8.000% 8/01/31	6,483	7,957
Pool #190317 8.000% 8/01/31	5,256	6,433
Pool #597220 8.000% 9/01/31	3,558	4,388
Federal National Mortgage Association TBA Pool #1092 2.500% 7/01/42 (d)	25,775,000	25,658,208
Pool #2342 3.000% 6/01/28 (d)	23,600,000	24,614,064
Pool #6985 3.000% 1/01/43 (d)	31,670,000	32,422,162
Pool #15846 4.000% 10/01/42 (d)	13,775,000	14,698,893
Pool #19687 4.500% 5/01/40 (d)	17,025,000	18,508,037
Government National Mortgage Association Pool #783896 3.500% 5/15/44	5,692,679	6,036,463
Pool #784026 3.500% 12/20/44	1,926,632	2,044,939
Pool #371146 7.000% 9/15/23	757	852
Pool #352022 7.000% 11/15/23	10,685	12,207
Pool #374440 7.000% 11/15/23	651	738
Pool #491089 7.000% 12/15/28	31,243	37,402
Pool #483598 7.000% 1/15/29	3,821	4,577
Pool #480539 7.000% 4/15/29	501	603
Pool #478658 7.000% 5/15/29	2,492	3,021
Pool #488634 7.000% 5/15/29	2,664	3,207
Pool #500928 7.000% 5/15/29	4,949	5,983
Pool #499410 7.000% 7/15/29	1,441	1,741
Pool #508655 7.000% 7/15/29	155	187

	Principal Amount	Value
Pool #510083 7.000% 7/15/29	$2,062	$2,470
Pool #493723 7.000% 8/15/29	12,572	15,174
Pool #516706 7.000% 8/15/29	144	159
Pool #505558 7.000% 9/15/29	1,605	1,934
Pool #581417 7.000% 7/15/32	26,460	31,714
Pool #591581 7.000% 8/15/32	10,996	13,242
Pool #203940 7.500% 4/15/17	1,205	1,236
Pool #193870 7.500% 5/15/17	1,894	1,952
Pool #192796 7.500% 6/15/17	270	279
Pool #226163 7.500% 7/15/17	3,269	3,375
Government National Mortgage Association II Pool #82488 1 year CMT + 1.500%, FRN 1.750% 3/20/40	815,352	843,973
Pool #008746 1 year CMT + 1.500%, FRN 2.000% 11/20/25	6,553	6,705
Pool #080136 1 year CMT + 1.500%, FRN 2.000% 11/20/27	1,285	1,319
Pool #82462 1 year CMT + 1.500%, FRN 2.500% 1/20/40	854,050	882,339
Pool #MA3036 4.500% 8/20/45	2,714,715	2,918,955
Pool #MA3378 4.500% 1/20/46	11,083,923	11,917,816
Government National Mortgage Association II TBA Pool #994 3.000% 9/01/43 (d)	17,050,000	17,629,434
Pool #2543 3.500% 2/01/44 (d)	17,800,000	18,777,610

		297,877,455

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $320,269,775)		322,355,620

U.S. TREASURY OBLIGATIONS — 15.2%
U.S. Treasury Bonds & Notes — 15.2%
U.S. Treasury Bond 2.750% 8/15/42	815,000	841,742

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bond 2.875% 8/15/45	$18,700,000	$19,675,542
U.S. Treasury Bond 3.000% 11/15/44	2,700,000	2,914,365
U.S. Treasury Bond (e) 3.500% 2/15/39	14,800,000	17,612,289
U.S. Treasury Note 0.625% 8/31/17	10,600,000	10,586,957
U.S. Treasury Note 0.750% 2/15/19	3,500,000	3,489,678
U.S. Treasury Note 1.625% 11/30/20	61,400,000	62,629,197
U.S. Treasury Note 1.750% 10/31/18	27,400,000	28,057,438
U.S. Treasury Note 2.125% 5/15/25	41,700,000	42,986,837

		188,794,045

TOTAL U.S. TREASURY OBLIGATIONS (Cost $186,534,719)		188,794,045

TOTAL BONDS & NOTES (Cost $1,215,015,527)		1,228,330,798

TOTAL LONG-TERM INVESTMENTS (Cost $1,218,938,027)		1,231,414,378

SHORT-TERM INVESTMENTS — 17.2%
Commercial Paper — 17.2%
Amphenol Corp. (a) 0.600% 4/01/16	7,800,000	7,799,906
Anheuser-Busch InBev Worldwide, Inc. (a) 1.110% 7/13/16	6,460,000	6,450,352
Anheuser-Busch InBev Worldwide, Inc. (a) 1.350% 10/14/16	8,000,000	7,966,816
Bell Canada (a) 0.840% 5/10/16	4,000,000	3,997,880
Cox Enterprises, Inc. (a) 0.950% 4/07/16	5,500,000	5,499,519
Deutsche Telekom AG (a) 0.970% 6/10/16	15,000,000	14,981,422
Enterprise Products Operating LLC (a) 0.990% 4/11/16	10,000,000	9,998,594
ERAC USA Finance LLC (a) 0.950% 5/16/16	8,000,000	7,994,776
ERAC USA Finance LLC (a) 0.950% 5/18/16	3,000,000	2,997,944
ERAC USA Finance LLC (a) 0.966% 5/16/16	9,000,000	8,994,123

	Principal Amount	Value
Exelon Generation Co. (a) 1.020% 5/11/16	$5,000,000	$4,997,113
Hewlett Packard Enterprise Co. (a) 0.984% 4/04/16	10,000,000	9,999,699
HP, Inc. (a) 1.016% 4/25/16	16,600,000	16,595,585
Hyundai Capital America (a) 1.250% 8/22/16	15,000,000	14,957,040
Monsanto Co. (a) 1.180% 8/05/16	14,000,000	13,966,613
National Grid USA (a) 0.910% 4/19/16	10,000,000	9,997,451
National Grid USA (a) 0.910% 4/21/16	5,000,000	4,998,571
Plains All American Pipeline LP (a) 0.950% 4/04/16	5,200,000	5,199,745
Sempra Energy Holdings (a) 1.016% 5/03/16	4,333,000	4,331,006
Sempra Energy Holdings (a) 1.060% 4/04/16	4,300,000	4,299,789
Southern Co. (a) 0.950% 4/26/16	5,000,000	4,998,209
Telus Corp. (a) 0.925% 5/24/16	5,000,000	4,996,085
Telus Corp. (a) 0.930% 5/16/16	3,000,000	2,998,041
Telus Corp. (a) 0.930% 5/17/16	10,000,000	9,993,302
Thomson Reuters Corp. (a) 1.010% 6/01/16	15,000,000	14,987,006
Thomson Reuters Corp. (a) 1.016% 4/04/16	4,135,000	4,134,810
Whirlpool Corp. (a) 0.940% 6/27/16	5,000,000	4,992,948

		213,124,345

TOTAL SHORT-TERM INVESTMENTS (Cost $212,964,920)		213,124,345

TOTAL INVESTMENTS — 116.4% (Cost $1,431,902,947) (f)		1,444,538,723

Other Assets/(Liabilities) — (16.4)%		(203,478,943)

NET ASSETS — 100.0%		$1,241,059,780

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $435,258,033 or 35.07% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2016, these securities amounted to a value of $20,440 or 0.00% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At March 31, 2016, these securities amounted to a value of $115,687 or 0.01% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	A portion of this security is held as collateral for open futures and open swaps contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML U.S. Government Money Market Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.8%

Commercial Paper — 67.4%
ABB Treasury Centre USA, Inc. 0.370% 4/06/16	$4,000,000	$3,999,794
Air Products & Chemicals, Inc. 0.400% 4/05/16	4,000,000	3,999,822
Basin Electric Power Cooperative 0.470% 4/20/16	4,000,000	3,999,008
BMW US Capital LLC 0.530% 4/27/16	2,000,000	1,999,235
BMW US Capital LLC 0.530% 4/28/16	2,000,000	1,999,205
Brown-Forman Corp. 0.450% 4/29/16	4,000,000	3,998,600
Cargill Global Funding PLC 0.370% 4/06/16	4,000,000	3,999,794
Caterpillar Financial Services Corp. 0.410% 4/27/16	4,000,000	3,998,816
CDP Financial, Inc. 0.390% 4/18/16	4,000,000	3,999,263
Coca-Cola Co. 0.460% 4/25/16	4,000,000	3,998,773
Dover Corp. 0.400% 4/04/16	4,000,000	3,999,867
Estee Lauder Cos., Inc. Class A 0.360% 4/14/16	4,000,000	3,999,480
Henkel of America, Inc. 0.440% 4/29/16	2,000,000	1,999,316
Henkel of America, Inc. 0.460% 4/29/16	2,000,000	1,999,284
Intel Corp. 0.400% 4/26/16	1,500,000	1,499,583
Intercontinental Exchange, Inc. 0.450% 4/08/16	3,880,000	3,879,661
John Deere Capital Corp. 0.390% 4/21/16	4,000,000	3,999,133
Microsoft Corp. 0.270% 4/27/16	4,000,000	3,999,220
National Rural Utilities Cooperative Finance Corp. 0.370% 4/12/16	4,000,000	3,999,548
Nestle Capital Corp. 0.400% 4/26/16	2,875,000	2,874,201
Paccar Financial Corp. 0.380% 4/12/16	1,000,000	999,884
Paccar Financial Corp. 0.490% 4/21/16	1,225,000	1,224,666
PepsiCo, Inc. 0.340% 4/22/16	4,000,000	3,999,207
Pfizer, Inc. 0.440% 4/18/16	4,000,000	3,999,169

	Principal Amount	Value
Precision Castparts Corp. 0.360% 4/28/16	$4,000,000	$3,998,920
Procter & Gamble Co. 0.300% 4/29/16	4,000,000	3,999,067
Roche Holding, Inc. 0.400% 4/01/16	4,000,000	4,000,000
Rockwell Automation, Inc. 0.390% 4/13/16	1,525,000	1,524,802
Rockwell Automation, Inc. 0.400% 4/18/16	2,475,000	2,474,533
Toyota Motor Credit Corp. 0.480% 4/11/16	4,000,000	3,999,467
Unilever Capital Crop. 0.450% 4/25/16	3,100,000	3,099,070
United Healthcare Co. 0.600% 4/07/16	4,000,000	3,999,600
Walt Disney Co. 0.480% 4/22/16	4,000,000	3,998,880
Wisconsin Electric Power Corp. 0.360% 4/04/16	4,000,000	3,999,880

		113,558,748

Discount Notes — 12.8%
Federal Farm Credit Discount Notes 0.010% 8/03/16	3,750,000	3,743,542
Federal Farm Credit Discount Notes 0.500% 5/18/16	900,000	899,413
Federal Farm Credit Discount Notes 0.510% 5/27/16	1,200,000	1,199,048
Federal Farm Credit Discount Notes 0.530% 11/09/16	992,000	988,758
Federal Home Loan Bank Discount Note 0.500% 9/09/16	200,000	199,553
Federal Home Loan Bank Discount Notes 0.260% 4/26/16	280,000	279,949
Federal Home Loan Bank Discount Notes 0.350% 6/09/16	1,143,000	1,142,186
Federal Home Loan Bank Discount Notes 0.360% 6/10/16	1,100,000	1,099,230
Federal Home Loan Bank Discount Notes 0.380% 6/01/16	2,500,000	2,498,390
Federal Home Loan Bank Discount Notes 0.485% 8/19/16	512,000	511,034
Federal Home Loan Bank Discount Notes 0.485% 8/26/16	469,000	468,071

The accompanying notes are an integral part of the portfolio of investments.

MML U.S. Government Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Bank Discount Notes 0.520% 7/15/16	$200,000	$199,697
Federal Home Loan Bank Discount Notes 0.670% 12/19/16	195,000	194,049
Federal Home Loan Mortgage Corp. 0.350% 6/08/16	1,000,000	999,339
Federal Home Loan Mortgage Corp. 0.700% 10/31/16	423,000	421,248
Federal National Mortgage Association 0.300% 7/18/16	3,200,000	3,197,120
Federal National Mortgage Association 0.335% 6/08/16	975,000	974,383
Federal National Mortgage Association 0.531% 9/26/16	250,000	249,344
Federal National Mortgage Association 0.570% 10/11/16	1,372,000	1,367,807
Federal National Mortgage Association 0.600% 10/11/16	670,000	667,845
Federal National Mortgage Association 0.736% 12/07/16	176,000	175,100

		21,475,106

Repurchase Agreement — 5.9%
HSBC Securities (USA) Inc. Repurchase Agreement, dated 3/31/16, 0.260%, due 4/01/16 (a)	10,000,000	10,000,000

U.S. Government Obligations — 14.7%
U.S. Treasury Note, 0.250%, due 5/15/16	5,000,000	4,998,797
U.S. Treasury Note, 0.370%, due 7/31/16	3,500,000	3,500,165
U.S. Treasury Note, 0.375%, due 4/30/16	2,775,000	2,775,181
U.S. Treasury Note, 0.384%, due 1/31/17	4,500,000	4,500,816
U.S. Treasury Note, 0.500%, due 7/31/16	5,000,000	4,999,569
U.S. Treasury Note, 0.625%, due 8/15/16	4,000,000	4,002,386

		24,776,914

TOTAL SHORT-TERM INVESTMENTS (Cost $169,810,768)		169,810,768

Value
TOTAL INVESTMENTS — 100.8% (Cost $169,810,768) (b)	$169,810,768

Other Assets/(Liabilities) — (0.8)%	(1,307,671)

NET ASSETS — 100.0%	$168,503,097

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $10,000,072. Collateralized by U.S. Government Agency obligations with a rate of 1.375% – 2.125%, maturity date of 12/31/18 – 2/15/41, and an aggregate market value, including accrued interest, of $10,201,266.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.0%

PREFERRED STOCK — 0.0%
Energy — 0.0%
Oil & Gas — 0.0%
Southwestern Energy Co. 6.250%	4,100	$80,401

TOTAL PREFERRED STOCK (Cost $205,000)		80,401

TOTAL EQUITIES (Cost $205,000)		80,401

	Principal Amount

BONDS & NOTES — 97.8%

CORPORATE DEBT — 39.6%
Aerospace & Defense — 1.0%
Harris Corp. 2.700% 4/27/20	$874,000	876,476
L-3 Communications Corp. 5.200% 10/15/19	885,000	942,318

		1,818,794

Agriculture — 1.0%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	830,000	835,736
Imperial Brands Finance PLC (a) 2.950% 7/21/20	887,000	911,845

		1,747,581

Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	36,350	36,015
United Air Lines, Inc. (b) 10.110% 2/19/49	3,575	1,305

		37,320

Auto Manufacturers — 1.3%
American Honda Finance Corp. 1.700% 2/22/19	535,000	539,444
Ford Motor Credit Co. LLC 2.240% 6/15/18	1,000,000	1,001,272
General Motors Co. 3.500% 10/02/18	205,000	209,846
General Motors Financial Co., Inc. 3.100% 1/15/19	320,000	323,827
General Motors Financial Co., Inc. 3.200% 7/13/20	25,000	24,944
Hyundai Capital America (a) 2.550% 2/06/19	170,000	171,090

		2,270,423

	Principal Amount	Value
Banks — 6.7%
ANZ New Zealand Int’l Ltd. (a) 2.250% 2/01/19	$890,000	$897,945
Banco Bilbao Vizcaya Argentaria SA 3.000% 10/20/20	885,000	894,085
Barclays PLC 3.250% 1/12/21	1,065,000	1,060,437
BNP Paribas SA 2.375% 5/21/20	260,000	261,562
BPCE SA 2.650% 2/03/21	780,000	787,068
CIT Group, Inc. 4.250% 8/15/17	760,000	773,384
Credit Agricole SA (a) 2.750% 6/10/20	460,000	467,328
Credit Suisse AG 1.750% 1/29/18	765,000	766,359
First Horizon National Corp. 3.500% 12/15/20	980,000	979,305
Intesa Sanpaolo SpA 3.875% 1/16/18	910,000	931,246
Itau Unibanco Holding SA (a) 2.850% 5/26/18	270,000	266,355
Mitsubishi UFJ Trust & Banking Corp. (a) 2.650% 10/19/20	910,000	925,316
National Australia Bank Ltd. 2.000% 1/14/19	820,000	825,277
Nordea Bank AB (a) 2.500% 9/17/20	645,000	653,077
Regions Financial Corp. 3.200% 2/08/21	750,000	756,238
Regions Financial Corp. 7.500% 5/15/18	130,000	143,255
Santander UK Group Holdings PLC 3.125% 1/08/21	350,000	352,047
SVB Financial Group 5.375% 9/15/20	75,000	83,338

		11,823,622

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	560,000	575,449

Biotechnology — 0.5%
Celgene Corp. 2.250% 5/15/19	70,000	71,015
Celgene Corp. 2.875% 8/15/20	805,000	829,116

		900,131

Building Materials — 0.6%
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 1.703% 6/30/17	205,000	203,120

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Masco Corp. 3.500% 4/01/21	$310,000	$312,325
Masco Corp. 7.125% 3/15/20	500,000	575,625

		1,091,070

Chemicals — 1.2%
Airgas, Inc. 3.050% 8/01/20	915,000	936,268
Ecolab, Inc. 2.000% 1/14/19	460,000	464,091
Ecolab, Inc. 4.350% 12/08/21	195,000	215,282
LyondellBasell Industries NV 5.000% 4/15/19	200,000	213,670
RPM International, Inc. 6.125% 10/15/19	328,000	363,615

		2,192,926

Commercial Services — 1.0%
Leidos Holdings, Inc. 4.450% 12/01/20	525,000	517,130
McGraw Hill Financial, Inc. 3.300% 8/14/20	635,000	656,915
The Western Union Co. 5.930% 10/01/16	545,000	557,128

		1,731,173

Computers — 0.5%
Hewlett Packard Enterprise Co. (a) 2.850% 10/05/18	935,000	950,701

Diversified Financial — 7.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.500% 5/15/21	710,000	725,528
Air Lease Corp. 3.375% 1/15/19	365,000	363,859
Air Lease Corp. STEP 5.625% 4/01/17	1,315,000	1,351,057
Ally Financial, Inc. 3.600% 5/21/18	440,000	436,150
Ally Financial, Inc. 4.750% 9/10/18	650,000	659,750
Caisse Centrale Desjardins (a) 1.750% 1/29/18	1,065,000	1,058,701
General Motors Financial Co., Inc. 2.625% 7/10/17	190,000	191,156
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	955,000	950,225
International Lease Finance Corp. 3 mo. USD LIBOR + 1.950%, FRN 2.584% 6/15/16	750,000	750,700
International Lease Finance Corp. 3.875% 4/15/18	100,000	100,570

	Principal Amount	Value
International Lease Finance Corp. 5.750% 5/15/16	$741,000	$742,853
Lazard Group LLC 4.250% 11/14/20	465,000	485,593
Lazard Group LLC 6.850% 6/15/17	39,000	41,099
Merrill Lynch & Co., Inc. 5.700% 5/02/17	1,200,000	1,247,934
Morgan Stanley 2.450% 2/01/19	1,415,000	1,435,929
The Goldman Sachs Group, Inc. 2.875% 2/25/21	590,000	600,373
The Goldman Sachs Group, Inc. 5.625% 1/15/17	1,150,000	1,186,411

		12,327,888

Electric — 0.8%
Ameren Corp. 2.700% 11/15/20	385,000	390,404
Entergy Texas, Inc. 2.550% 6/01/21	75,000	75,353
Entergy Texas, Inc. 7.125% 2/01/19	580,000	658,815
IPALCO Enterprises, Inc. 5.000% 5/01/18	315,000	330,750

		1,455,322

Electronics — 0.1%
Jabil Circuit, Inc. 7.750% 7/15/16	145,000	147,089
Jabil Circuit, Inc. 8.250% 3/15/18	90,000	97,650

		244,739

Environmental Controls — 0.5%
Clean Harbors, Inc. 5.250% 8/01/20	900,000	922,410

Foods — 0.4%
JBS Investments GmbH (a) 7.750% 10/28/20	200,000	198,000
Tyson Foods, Inc. 2.650% 8/15/19	60,000	61,534
Tyson Foods, Inc. STEP 6.600% 4/01/16	510,000	510,000

		769,534

Forest Products & Paper — 0.6%
Sappi Papier Holding GmbH (a) 7.750% 7/15/17	1,000,000	1,047,500

Hand & Machine Tools — 0.4%
Kennametal, Inc. 2.650% 11/01/19	25,000	23,512
Stanley Black & Decker, Inc. 2.451% 11/17/18	630,000	639,724

		663,236

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 0.4%
Boston Scientific Corp. 2.850% 5/15/20	$255,000	$258,977
Zimmer Biomet Holdings, Inc. 2.000% 4/01/18	398,000	398,946

		657,923

Health Care – Services — 1.1%
HCA, Inc. 3.750% 3/15/19	900,000	921,960
Laboratory Corp. of America Holdings 2.625% 2/01/20	440,000	441,848
UnitedHealth Group, Inc. 1.700% 2/15/19	505,000	509,184

		1,872,992

Home Builders — 0.5%
Lennar Corp. 4.500% 11/15/19	888,000	923,520

Housewares — 0.3%
Newell Rubbermaid, Inc. 2.600% 3/29/19	560,000	568,144

Insurance — 1.2%
American International Group, Inc. 3.300% 3/01/21	450,000	460,074
CNA Financial Corp. 5.750% 8/15/21	93,000	104,391
Lincoln National Corp. 6.250% 2/15/20	400,000	446,902
Reinsurance Group of America, Inc. 5.625% 3/15/17	450,000	466,764
Trinity Acquisition PLC 3.500% 9/15/21	120,000	122,078
Willis North America, Inc. 6.200% 3/28/17	270,000	281,490
Willis Towers Watson PLC 5.750% 3/15/21	255,000	283,788

		2,165,487

Internet — 0.2%
Expedia, Inc. 7.456% 8/15/18	345,000	385,978

Investment Companies — 0.5%
Ares Capital Corp. 3.875% 1/15/20	465,000	476,479
FS Investment Corp. 4.000% 7/15/19	365,000	365,850

		842,329

Iron & Steel — 0.1%
Reliance Steel & Aluminum Co. 6.200% 11/15/16	185,000	189,713

	Principal Amount	Value
Leisure Time — 0.2%
Brunswick Corp. (a) 4.625% 5/15/21	$338,000	$340,535

Lodging — 0.4%
Marriott International, Inc. 2.875% 3/01/21	605,000	610,844

Machinery – Diversified — 0.4%
CNH Industrial Capital LLC 3.375% 7/15/19	215,000	207,475
CNH Industrial Capital LLC 3.625% 4/15/18	100,000	100,000
CNH Industrial Capital LLC 4.875% 4/01/21	115,000	114,569
CNH Industrial Capital LLC 6.250% 11/01/16	190,000	193,800

		615,844

Manufacturing — 0.5%
SPX FLOW, Inc. 6.875% 9/01/17	170,000	175,738
Tyco Electronics Group SA 6.550% 10/01/17	700,000	747,909

		923,647

Media — 1.2%
CCO Safari II LLC (a) 3.579% 7/23/20	605,000	618,211
Sirius XM Radio, Inc. (a) 4.250% 5/15/20	900,000	914,625
Viacom, Inc. 6.125% 10/05/17	550,000	582,149

		2,114,985

Office Equipment/Supplies — 0.5%
Pitney Bowes, Inc. 4.750% 5/15/18	750,000	789,567
Pitney Bowes, Inc. 5.750% 9/15/17	33,000	34,522

		824,089

Oil & Gas — 0.1%
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	180,000	113,850
Whiting Petroleum Corp., Convertible (a) 1.250% 4/01/20	165,000	96,009

		209,859

Oil & Gas Services — 0.2%
Cameron International Corp. 1.400% 6/15/17	300,000	296,392

Pharmaceuticals — 1.7%
AbbVie, Inc. 1.750% 11/06/17	200,000	200,926
AbbVie, Inc. 1.800% 5/14/18	815,000	820,473

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Actavis Funding SCS Co. 2.350% 3/12/18	$520,000	$526,142
Baxalta, Inc. (a) 2.000% 6/22/18	485,000	481,095
Express Scripts Holding Co. 3.300% 2/25/21	895,000	917,390

		2,946,026

Pipelines — 0.2%
Boardwalk Pipelines LP 5.875% 11/15/16	375,000	375,877

Real Estate Investment Trusts (REITS) — 2.2%
American Tower Corp. 3.300% 2/15/21	355,000	361,078
DDR Corp. 7.500% 7/15/18	925,000	1,022,779
Digital Realty Trust LP 3.400% 10/01/20	320,000	327,137
Duke Realty LP 5.950% 2/15/17	550,000	569,967
Duke Realty LP 8.250% 8/15/19	200,000	236,613
HCP, Inc. 6.000% 1/30/17	550,000	568,150
Highwoods Realty LP 5.850% 3/15/17	275,000	284,790
Highwoods Realty LP 7.500% 4/15/18	25,000	27,503
Realty Income Corp. 2.000% 1/31/18	25,000	25,095
Vereit Operating Partnership LP 2.000% 2/06/17	225,000	222,750
Vereit Operating Partnership LP 3.000% 2/06/19	110,000	108,062
Weyerhaeuser Co. 7.375% 10/01/19	35,000	40,168

		3,794,092

Retail — 0.5%
AutoNation, Inc. 3.350% 1/15/21	255,000	257,857
QVC, Inc. 3.125% 4/01/19	150,000	150,465
The Home Depot, Inc. 2.000% 4/01/21	470,000	474,708

		883,030

Semiconductors — 0.2%
KLA-Tencor Corp. 2.375% 11/01/17	300,000	301,414

Telecommunications — 0.7%
Crown Castle Towers LLC (a) 4.174% 8/15/37	350,000	359,134

	Principal Amount	Value
Frontier Communications Corp. 8.250% 4/15/17	$795,000	$842,382

		1,201,516

Transportation — 1.0%
Asciano Finance (a) 5.000% 4/07/18	547,000	556,505
Ryder System, Inc. 2.500% 3/01/18	475,000	479,615
Ryder System, Inc. 2.550% 6/01/19	65,000	65,124
Ryder System, Inc. 2.875% 9/01/20	280,000	279,235
TTX Co. (a) 2.250% 2/01/19	300,000	303,695

		1,684,174

Trucking & Leasing — 1.4%
Aviation Capital Group Corp. (a) 2.875% 9/17/18	1,070,000	1,074,366
GATX Corp. 2.600% 3/30/20	455,000	446,649
GATX Corp. 3.500% 7/15/16	13,000	13,077
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	370,000	367,877
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.050% 1/09/20	525,000	522,024

		2,423,993

TOTAL CORPORATE DEBT (Cost $68,791,892)		69,722,222

MUNICIPAL OBLIGATIONS — 0.2%
Access to Loans for Learning Student Loan Corp., Series 2004-IV, Class Note FRN 0.819% 4/25/24	219,680	219,383
Louisiana State Public Facilities Authority, Series 2011-A, Class A2 FRN 1.518% 4/26/27	110,667	109,308

		328,691

TOTAL MUNICIPAL OBLIGATIONS (Cost $326,503)		328,691

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.3%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 1.932% 10/20/20	200,000	200,000

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Automobile ABS — 6.7%
American Credit Acceptance Receivables Trust, Series 2014-3, Class A (a) 0.990% 8/10/18	$4,946	$4,945
American Credit Acceptance Receivables Trust, Series 2015-2, Class A (a) 1.570% 6/12/19	240,286	239,401
American Credit Acceptance Receivables Trust, Series 2015-3, Class A (a) 1.950% 9/12/19	435,774	434,535
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	185,799	185,742
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class D 2.540% 6/08/20	210,000	208,084
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A (a) 2.100% 3/20/19	200,000	199,754
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A (a) 2.990% 6/20/22	200,000	199,988
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	193,619	200,968
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	175,396	174,602
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	132,888	131,939
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	143,912	143,735
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	101,503	101,475
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	62,152	61,912
CPS Auto Trust, Series 2015-C, Class A (a) 1.770% 6/17/19	141,893	141,653
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	220,264	217,614
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	250,000	250,038
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	370,000	369,172
Drive Auto Receivables Trust, Series 2016-AA, Class A1 (a) 0.800% 2/15/17	270,466	270,432
DT Auto Owner Trust, Series 2015-3A, Class A (a) 1.660% 3/15/19	185,215	185,368

	Principal Amount	Value
DT Auto Owner Trust, Series 2016-1A, Class A (a) 2.000% 9/16/19	$556,597	$557,019
DT Auto Owner Trust, Series 2016-1A, Class B (a) 2.790% 5/15/20	450,000	452,395
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	450,000	449,286
Exeter Automobile Receivables Trust, Series 2014-2A, Class A (a) 1.060% 8/15/18	52,369	52,287
Exeter Automobile Receivables Trust, Series 2014-1A, Class A (a) 1.290% 5/15/18	10,597	10,595
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (a) 1.320% 1/15/19	68,691	68,433
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	165,440	164,727
Exeter Automobile Receivables Trust, Series 2015-3A, Class A (a) 2.000% 3/16/20	230,122	229,231
Exeter Automobile Receivables Trust, Series 2013-2A, Class B (a) 3.090% 7/16/18	185,132	184,987
First Investors Auto Owner Trust, Series 2013-3A, Class A3 (a) 1.440% 10/15/19	146,743	146,730
First Investors Auto Owner Trust, Series 2015-2A, Class A1 (a) 1.590% 12/16/19	160,818	161,088
First Investors Auto Owner Trust, Series 2016-1A, Class A1 (a) 1.920% 5/15/20	416,520	417,044
Flagship Credit Auto Trust, Series 2013-1, Class A (a) 1.320% 4/16/18	39,747	39,741
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	134,305	133,881
Flagship Credit Auto Trust, Series 2013-2, Class A (a) 1.940% 1/15/19	50,739	50,735
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	208,995	208,532
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	485,502	483,856
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	123,202	123,102

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GO Financial Auto Securitization Trust, Series 2015-1, Class A (a) 1.810% 3/15/18	$52,558	$52,506
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A (a) 2.380% 10/15/20	250,000	248,705
Oscar US Funding Trust IV, Series 2016-1A, Class A1 (a) 0.950% 4/17/17	210,000	210,000
Oscar US Funding Trust IV, Series 2014-1A, Class A2 (a) 1.000% 8/15/17	73,093	72,951
Oscar US Funding Trust IV, Series 2016-1A, Class A2B (a) 2.130% 7/15/20	250,000	250,000
Prestige Auto Receivables Trust, Series 2016-1A, Class A1 (a) 0.850% 4/17/17	400,000	399,983
Santander Drive Auto Receivables Trust, Series 2016-1, Class A1 0.850% 2/15/17	237,662	237,665
Santander Drive Auto Receivables Trust, Series 2016-1, Class A3 1.620% 3/16/20	180,000	179,680
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (a) 1.840% 11/18/19	57,434	57,003
Santander Drive Auto Receivables Trust, Series 2016-1, Class B 2.470% 12/15/20	340,000	339,210
Santander Drive Auto Receivables Trust, Series 2014-4, Class D 3.100% 11/16/20	200,000	201,276
United Auto Credit Securitization Trust, Series 2016-1, Class A (a) 2.000% 10/15/17	287,277	287,224
Westlake Automobile Receivables Trust, Series 2016-1A, Class A1 (a) 0.850% 1/15/17	722,142	722,140
Westlake Automobile Receivables Trust, Series 2014-2A, Class A2 (a) 0.970% 10/16/17	39,343	39,314
Westlake Automobile Receivables Trust, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.050%, FRN (a) 1.486% 1/15/19	820,000	820,000

		11,772,683

Commercial MBS — 5.5%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, VRN 5.543% 6/10/49	281,181	287,299

	Principal Amount	Value
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.741% 2/10/51	$219,281	$228,282
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 5.808% 2/10/51	180,000	184,773
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.219% 2/10/51	362,234	380,860
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	239,308	241,922
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	225,000	229,465
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, VRN 5.471% 1/12/45	400,702	409,863
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class AM, VRN 5.568% 10/12/41	290,000	293,650
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	105,618	109,637
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM, VRN 5.836% 9/11/38	400,000	400,387
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.885% 6/11/50	425,000	441,515
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	290,000	299,687
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, VRN 5.813% 12/10/49	356,045	369,614
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A1A, VRN 5.834% 6/10/46	42,058	42,058
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM, VRN 5.870% 6/10/46	225,000	225,176
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, 1 mo. LIBOR + .800%, FRN (a) 1.237% 3/15/29	365,000	356,244

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DBRR Trust, Series 2013-EZ3, Class A, VRN (a) 1.635% 12/18/49	$121,237	$120,491
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	142,258	142,485
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	23,496	23,560
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.892% 7/10/38	400,000	401,960
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, VRN 5.892% 7/10/38	17,071	17,110
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	391,514	395,515
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class AM, VRN 5.878% 2/12/51	270,000	282,456
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	485,000	492,507
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	460,753	477,819
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, VRN 5.947% 6/12/46	19,420	19,420
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	250,000	260,226
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	200,000	203,407
Morgan Stanley Capital I, Series 2007-HQ11, Class A4, VRN 5.447% 2/12/44	400,000	406,966
Morgan Stanley Capital I, Series 2007-HQ11, Class AM, VRN 5.478% 2/12/44	300,000	305,840
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	190,000	192,164
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	48,997	48,948

	Principal Amount	Value
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.268% 1/11/43	$125,934	$133,282
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	35,113	34,849
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.528% 8/15/39	61,717	62,060
VFC LLC, Series 2014-2, Class A, (Acquired 7/9/14, Cost $250,000) (a) (c) 2.750% 7/20/30	8,664	8,664
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $249,531) (a) (c) 2.750% 12/20/31	10,497	10,495
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	440,000	444,929
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	235,000	238,077
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 5.946% 2/15/51	440,000	457,042
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	19,860	19,860
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	28,983	29,029

		9,729,593

Credit Card ABS — 2.6%
Chase Issuance Trust, Series 2014-A1, Class A1 1.150% 1/15/19	4,460,000	4,463,887

Home Equity ABS — 1.4%
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 0.703% 8/25/35	70,191	70,009
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 1.093% 11/25/35	90,994	90,560
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.168% 8/25/35	167,236	166,328
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE3, Class A2, 1 mo. USD LIBOR + .180%, FRN 0.613% 4/25/36	24,773	24,702

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1, 1 mo. USD LIBOR + .480%, FRN 0.913% 12/25/35	$297,891	$290,105
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2, 1 mo. USD LIBOR + .430%, FRN 0.863% 7/25/35	36,273	35,940
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2, 1 mo. USD LIBOR + .450%, FRN 0.886% 8/25/35	7,824	7,820
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.893% 9/25/34	34,449	33,832
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.333% 2/25/35	102,644	85,329
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%, FRN (a) 0.673% 10/25/34	184,478	183,246
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .420%, FRN 0.853% 5/25/36	96,640	95,948
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 0.673% 1/25/36	58,667	56,765
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .430%, FRN 0.863% 4/25/35	61,548	61,477
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 0.603% 8/25/36	35,974	35,905
Home Equity Asset Trust, Series 2005-HF1, Class A1, 1 mo. LIBOR + .520%, FRN 0.953% 2/25/36	51,091	50,350
Home Equity Asset Trust, Series 2005-HF1, Class A2B, 1 mo. LIBOR + .700%, FRN 1.133% 2/25/36	59,471	58,645
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2, 1 mo. USD LIBOR + .220%, FRN 0.653% 10/25/35	175,382	174,848
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.258% 6/25/35	192,760	190,577

	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class A2C, 1 mo. USD LIBOR + .200%, FRN 0.633% 8/25/36	$4,425	$4,423
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.183% 7/25/35	85,814	86,335
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.379% 10/25/28	8	8
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .370%, FRN 0.803% 1/25/36	222,437	222,101
Option One Mortgage Loan Trust, Series 2005-5, Class A3, 1 mo. USD LIBOR + .210%, FRN 0.643% 12/25/35	192,017	190,573
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 0.693% 9/25/35	64,293	64,158
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 1 mo. USD LIBOR + .380%, FRN 0.813% 8/25/35	40,422	40,361
Park Place Securities, Inc., Series 2005-WHQ1, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.183% 3/25/35	37,633	37,616
Residential Asset Securities Corp., Series 2005-EMX4, Class M1, 1 mo. USD LIBOR + .430%, FRN 0.863% 11/25/35	103,477	102,502
Security National Mortgage Loan Trust, Series 2006-3A, Class A1, 1 mo. LIBOR + .280%, FRN (a) 0.716% 1/25/37	19,376	19,376
Structured Asset Investment Loan Trust, Series 2005-7, Class A5, 1 mo. USD LIBOR + .720%, FRN 1.153% 8/25/35	22,097	22,155

		2,501,994

Other ABS — 15.3%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. LIBOR + .200%, FRN (a) 0.636% 3/15/41	140,722	136,351
321 Henderson Receivables I LLC, Series 2010-3A, Class A (a) 3.820% 12/15/48	347,828	361,540

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AIMCO CLO Ltd., Series 2014-AA, Class A, 3 mo. USD LIBOR + 1.540%, FRN (a) 2.164% 7/20/26	$350,000	$348,250
ALM VIII Ltd., Series 2013-8A, Class A1A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.074% 1/20/26	250,000	249,274
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	556,393	551,177
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	299,250	306,544
ARL First LLC, Series 2012-1A, Class A1, 1 mo. LIBOR + 1.750%, FRN (a) 2.186% 12/15/42	357,707	358,226
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (a) 1.580% 10/10/18	193,233	193,252
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	53,008	52,563
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	420,000	419,201
Birchwood Park CLO Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.440%, FRN (a) 2.062% 7/15/26	340,000	336,826
Blue Hill CLO Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.102% 1/15/26	765,000	757,283
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.050% 7/18/27	475,000	469,489
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	803,582	801,573
CAN Capital Funding LLC, Series 2014-1A, Class A (a) 3.117% 4/15/20	250,000	249,062
Carlyle Global Market Strategies, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.520%, FRN (a) 2.140% 4/17/25	535,000	532,324
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	494,111	488,706
CCG Receivables Trust, Series 2014-1, Class A2 (a) 1.060% 11/15/21	102,478	102,398
Citi Held For Asset Issuance, Series 2015-PM1, Class A (a) 1.850% 12/15/21	61,117	61,046

	Principal Amount	Value
Citi Held For Asset Issuance, Series 2015-PM2, Class A (a) 2.350% 3/15/22	$218,855	$218,446
Citi Held For Asset Issuance, Series 2015-PM3, Class A (a) 2.560% 5/16/22	96,564	96,531
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	133,700	133,673
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A3, 1 mo. LIBOR + .300%, FRN (a) 0.733% 7/25/36	194,482	193,062
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	306,900	300,547
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	187,301	185,663
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	80,890	79,851
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	222,748	220,971
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	200,455	202,812
Direct Capital Funding V LLC, Series 2013-2, Class A2 (a) 1.730% 8/20/18	56,122	56,119
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	428,925	415,594
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	327,756	339,311
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	200,000	197,837
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. LIBOR + 2.850%, FRN (a) 3.139% 7/15/23	208,379	210,707
Drug Royalty Corp., Inc., Series 2012-1, Class A1, 3 mo. LIBOR + 5.250%, FRN (a) 5.872% 7/15/24	141,667	144,468
Eaton Vance CLO, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.072% 7/15/26	450,000	444,937
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B (a) 3.020% 2/25/27	189,352	189,102

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Element Rail Leasing I LLC, Series 2014-1A, Class A1 (a) 2.299% 4/19/44	$183,339	$177,675
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	84,919	82,218
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	210,000	210,000
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	100,000	104,230
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.078% 5/25/35	51,627	51,580
FNA Trust, Series 2014-1A, Class A (a) 1.296% 12/10/22	302,430	299,500
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	242,102	241,330
FRS I LLC, Series 2013-1A, Class A1 (a) 1.800% 4/15/43	81,381	80,285
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.074% 7/20/27	475,000	472,626
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	131,520	130,862
Global SC Finance II SRL, Series 2013-1A, Class A (a) 2.980% 4/17/28	208,958	200,613
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	144,064	141,507
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 1.769% 4/25/25	535,000	527,205
Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class AT2 (a) 3.095% 10/15/48	340,000	340,306
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	250,000	246,875
HFG Healthco-4 LLC, Series 2011-1A, Class A, 1 mo. LIBOR + 2.250%, FRN (a) 2.689% 6/02/17	250,000	250,363
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	246,151	244,854

	Principal Amount	Value
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	$212,467	$214,033
Horizon Funding Trust, Series 2013-1A, Class A (a) 3.000% 5/15/18	26,087	25,990
Icon Brand Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	153,731	155,346
Icon Brand Holdings LLC, Series 2013-1A, Class A (a) 4.352% 1/25/43	171,519	169,805
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.070% 1/18/26	260,000	257,455
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A, 3 mo. USD LIBOR + .230%, FRN (a) 0.846% 5/01/22	277,807	275,330
LCM Ltd., Series 10AR, Class AR, 3 mo. USD LIBOR + 1.260%, FRN (a) 1.581% 4/15/22	437,093	435,008
LCM Ltd., Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.122% 7/15/26	430,000	427,852
LCM XI LP, Series 11A, Class A, 3 mo. USD LIBOR + 1.300%, FRN (a) 1.920% 4/19/22	1,205,000	1,196,571
Madison Park Funding XII Ltd., Series 2014-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.124% 7/20/26	430,000	427,827
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.074% 7/20/26	290,000	288,310
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	163,416	164,205
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 1.378% 4/25/35	306,639	305,039
MVW Owner Trust, Series 2013-1A, Class A (a) 2.150% 4/22/30	173,172	173,224
MVW Owner Trust, Series 2014-2, Class A (a) 2.250% 9/22/31	275,368	276,330
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	70,494	70,463

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	$441,962	$442,223
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (a) 2.120% 11/15/18	222,388	223,070
New Residential Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.540% 11/15/46	250,000	250,217
Ocwen Master Advance Receivables Trust, Series 2015-T2, Class AT2 (a) 2.532% 11/15/46	300,000	299,625
Ocwen Master Advance Receivables Trust, Series 15-1, Class AT1 (a) 2.537% 9/17/46	120,000	119,934
OnDeck Asset Securitization Trust, Series 2014-1A, Class A (a) 3.150% 5/17/18	170,000	169,339
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	71,670	72,580
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	100,000	99,604
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + .250%, FRN (a) 0.686% 2/25/37	182,001	179,409
Race Point VIII CLO Ltd., Series 2012-7A, Class A, 3 mo. USD LIBOR + 1.420%, FRN (a) 2.040% 11/08/24	200,000	198,768
SBA Tower Trust, Series 2014-1A, Class C, STEP (a) 2.898% 10/15/44	300,000	301,420
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A (a) 2.050% 6/20/31	317,629	317,098
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (a) 2.280% 11/20/25	61,442	60,342
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	285,555	285,976
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A (a) 2.400% 3/22/32	537,091	538,928
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A (a) 2.580% 9/20/32	206,137	205,040
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	39,231	39,469

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	$79,284	$78,827
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class A (a) 3.370% 7/20/28	32,252	32,531
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	458,896	473,432
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	488,474	486,745
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.920% 7/15/47	180,000	180,105
Store Master Funding I LLC, Series 2015-1A, Class A1 (a) 3.750% 4/20/45	99,542	94,228
SVO VOI Mortgage LLC, Series 2010-AA, Class A (a) 3.650% 7/20/27	42,443	42,567
Symphony CLO XV Ltd., Series 2014-15A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.070% 10/17/26	365,000	363,174
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	186,220	183,254
Trade MAPS 1 Ltd., Series 2013-1A, Class A, 1 mo. LIBOR + .700%, FRN (a) 1.142% 12/10/18	605,000	601,102
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 1 mo. LIBOR + 2.500%, FRN (a) 2.936% 7/15/41	243,616	247,422
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	69,605	71,339
Welk Resorts LLC, Series 2015-AA, Class A (a) 2.790% 6/16/31	164,018	165,632
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	422,875	414,020
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	213,429	210,127
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	411,038	410,413

		26,927,493

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS — 4.5%
Access Group, Inc., Series 2004-A, Class A2, 3 mo. LIBOR + .260%, FRN 0.879% 4/25/29	$122,476	$121,811
Access Group, Inc., Series 2015-1, Class A, 1 mo. LIBOR + .700%, FRN (a) 1.135% 7/25/56	393,727	377,094
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.459% 7/01/38	122,487	110,844
Access Group, Inc., Series 2015-1, Class B, 1 mo. LIBOR + 1.500%, FRN (a) 1.933% 7/25/58	140,000	116,869
Brazos Student Finance Corp., Series 2003-A, Class A3, 28 day ARS, FRN 1.936% 7/01/38	200,000	185,843
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. LIBOR + .490%, FRN 1.112% 1/15/37	306,826	254,235
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B (a) 2.500% 1/25/30	282,001	262,261
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.135% 1/25/40	427,772	417,181
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	280,590	281,934
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 2.436% 4/25/40	180,000	179,474
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	215,335	214,896
DRB Prime Student Loan Trust, Series 2015-A, Class A2 (a) 3.060% 7/25/31	229,544	228,125
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.920% 6/15/43	250,000	248,650
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.920% 6/15/43	200,000	194,994
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L, 3 mo. LIBOR + .070%, FRN (a) 0.699% 5/25/23	44,660	44,368

	Principal Amount	Value
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. LIBOR + .300%, FRN 0.921% 10/28/41	$51,383	$50,957
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. LIBOR + .310%, FRN 0.940% 9/27/35	236,786	227,371
National Collegiate Student Loan Trust, Series 2007-1, Class A2, 1 mo. LIBOR + .130%, FRN 0.563% 11/27/28	71,359	71,188
National Collegiate Student Loan Trust, Series 2006-3, Class A3, 1 mo. LIBOR + .150%, FRN 0.583% 10/25/27	165,833	164,752
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. LIBOR + .240%, FRN 0.673% 11/27/28	173,398	171,316
National Collegiate Student Loan Trust, Series 2004-1, Class A2, 3 mo. LIBOR + .260%, FRN 0.890% 6/25/27	100,956	100,738
Navient Private Education Loan Trust, Series 2015-BA, Class A1, 1 mo. LIBOR + .600%, FRN (a) 1.036% 5/15/23	146,094	145,882
Navient Private Education Loan Trust, Series 2014-AA, Class A2A (a) 2.740% 2/15/29	340,000	337,387
Nelnet Student Loan Trust, Series 2014-1A, Class B, 1 mo. LIBOR + 1.500%, FRN (a) 1.935% 10/25/47	170,000	144,965
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. LIBOR + 1.500%, FRN (a) 1.935% 7/27/50	130,000	108,515
North Carolina State Education Assistance Authority, Series 2011-1, Class A2, 3 mo. LIBOR + .900%, FRN 1.519% 1/26/26	172,714	172,112
SLC Student Loan Trust, Series 2006-A, Class A5, 3 mo. LIBOR + .170%, FRN 0.792% 7/15/36	121,109	120,143
SLM Student Loan Trust, Series 2006-1, Class A5, 3 mo. LIBOR + .110%, FRN 0.729% 7/26/21	200,000	195,304

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. LIBOR + .110%, FRN 0.729% 1/26/43	$120,000	$102,444
SLM Student Loan Trust, Series 2005-5, Class A4 FRN 0.759% 10/25/28	280,000	262,942
SLM Student Loan Trust, Series 2006-10, Class B, 3 mo. LIBOR + .220%, FRN 0.839% 3/25/44	163,076	131,683
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. LIBOR + .300%, FRN 0.919% 7/25/25	150,000	140,402
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. LIBOR + .310%, FRN 0.929% 1/25/40	234,684	194,845
SLM Student Loan Trust, Series 2004-10, Class B, 3 mo. LIBOR + .370%, FRN 0.989% 1/25/40	220,594	183,146
SLM Student Loan Trust, Series 2014-1, Class A3, 1 mo. LIBOR + .600%, FRN 1.033% 2/26/29	200,000	189,777
SLM Student Loan Trust, Series 2012-A, Class A1, 1 mo. LIBOR + 1.400%, FRN (a) 1.836% 8/15/25	66,648	66,613
SLM Student Loan Trust, Series 2013-4, Class B, 1 mo. LIBOR + 1.500%, FRN 1.935% 12/28/43	120,000	105,546
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 2.930% 6/17/30	50,000	50,000
Social Professional Loan Program LLC, Series 2016-A, Class A2 (a) 2.760% 12/26/36	470,000	465,107
SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1 mo. LIBOR + 1.250%, FRN (a) 1.683% 8/25/32	163,499	160,987
SoFi Professional Loan Program LLC, Series 2014-A, Class A1, 1 mo. LIBOR + 1.600%, FRN (a) 2.033% 6/25/25	234,905	234,905
SoFi Professional Loan Program LLC, Series 2016-A, Class A1 (a) 2.245% 8/25/36	420,000	416,145

		7,953,751

	Principal Amount	Value
WL Collateral CMO — 1.2%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, FRN 2.817% 8/25/34	$14,147	$13,455
Connecticut Avenue Securities, Series 2015-C02, Class 1M1, 1 mo. USD LIBOR + 1.150%, FRN 1.583% 5/25/25	268,660	268,255
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 1.933% 7/25/25	710,990	710,515
Connecticut Avenue Securities, Series 2015-C04, Class 1M1, 1 mo. USD LIBOR + 1.600%, FRN 2.033% 4/25/28	397,536	396,359
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 2.953% 2/25/34	3,786	3,484
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 3.029% 9/25/33	1,443	1,303
GS Mortgage Securities Corp., Series 2014-4R, Class AS, 1 mo. USD LIBOR + .180%, FRN (a) 0.616% 1/26/34	192,495	185,567
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, FRN 2.767% 8/25/34	2,522	2,308
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, FRN 2.528% 8/25/34	12,431	10,082
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, 1 mo. USD LIBOR + .250%, FRN 0.683% 8/25/36	7,352	7,254
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, FRN 2.632% 7/25/33	812	772
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, FRN 3.011% 2/25/34	1,670	1,590
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 2.499% 2/25/34	47	47
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, FRN 2.841% 3/25/34	8,223	8,031
Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.335% 10/25/27	229,177	228,346

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 1 mo. USD LIBOR + 1.450%, FRN 1.885% 7/25/28	$246,543	$246,164
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 1.751% 4/25/44	18,340	17,535

		2,101,067

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.683% 11/25/37	45,622	45,572
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 2.911% 6/25/32	4,995	4,691

		50,263

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $66,211,753)		65,700,731

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 6.7%
Collateralized Mortgage Obligations — 6.4%
Federal Home Loan Mortgage Corp.
Series 4291, Class K 3.000% 5/15/38	845,572	875,046
Series 4447, Class PA 3.000% 12/15/44	219,531	230,813
Series 3990, Class VA 3.500% 1/15/25	556,471	597,075
Series 4213, Class VE 3.500% 6/15/26	486,407	523,058
Series 4290, Class CA 3.500% 12/15/38	1,207,314	1,270,369
Series 4443, Class BA 3.500% 4/15/41	288,938	303,556
Series 4328, Class DA 4.000% 1/15/36	967,774	1,027,814
Series 4325, Class MA 4.000% 9/15/39	1,150,934	1,220,032
Series 4336, Class MA 4.000% 1/15/40	1,812,181	1,923,256
Series 4323, Class CA 4.000% 3/15/40	530,627	568,473
Series 2178, Class PB 7.000% 8/15/29	15,462	17,785
Federal National Mortgage Association
Series 2015-58, Class JP 2.500% 3/25/37	395,827	405,920

	Principal Amount	Value
Series 2015-20, Class EV 3.500% 7/25/26	$555,438	$597,875
Series 2014-14, Class A 3.500% 2/25/37	644,284	673,172
Series 2015-62, Class VA 4.000% 10/25/26	161,790	177,931
Series 2014-48, Class AB 4.000% 10/25/40	547,426	581,610
Government National Mortgage Association, Series 2014-131, Class BW VRN 3.859% 5/20/41	298,926	305,635
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	15,625	17,547

		11,316,967

Pass-Through Securities — 0.3%
Federal Home Loan Mortgage Corp.
Pool #E85389 6.000% 9/01/16	370	374
Pool #G11431 6.000% 2/01/18	459	469
Pool #E85301 6.500% 9/01/16	1,470	1,483
Pool #E85032 6.500% 9/01/16	56	56
Pool #E85409 6.500% 9/01/16	472	475
Pool #C01079 7.500% 10/01/30	468	564
Pool #C01135 7.500% 2/01/31	1,475	1,771
Pool #554904 9.000% 3/01/17	4	4
Federal National Mortgage Association
Pool #775539 2.332% 5/01/34 12 mo. USD LIBOR + 1.623%, FRN	19,564	20,494
Pool #725692 2.398% 10/01/33 1 year CMT + 2.145%, FRN	43,815	46,074
Pool #888586 2.487% 10/01/34 1 year CMT + 2.214%, FRN	41,775	44,021
Pool #587994 6.000% 6/01/16	83	84
Pool #253880 6.500% 7/01/16	178	179
Pool #575667 7.000% 3/01/31	2,594	3,117
Pool #497120 7.500% 8/01/29	61	74
Pool #529453 7.500% 1/01/30	566	687

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #531196 7.500% 2/01/30	$77	$93
Pool #532418 7.500% 2/01/30	871	1,056
Pool #530299 7.500% 3/01/30	82	97
Pool #536386 7.500% 4/01/30	95	115
Pool #535996 7.500% 6/01/31	2,077	2,499
Pool #523499 8.000% 11/01/29	62	76
Pool #252926 8.000% 12/01/29	46	56
Pool #532819 8.000% 3/01/30	49	61
Pool #534703 8.000% 5/01/30	581	711
Pool #253437 8.000% 9/01/30	48	59
Pool #253481 8.000% 10/01/30	21	26
Pool #190317 8.000% 8/01/31	981	1,201
Pool #596656 8.000% 8/01/31	499	555
Pool #602008 8.000% 8/01/31	1,233	1,514
Pool #597220 8.000% 9/01/31	692	854
Government National Mortgage Association
Pool #371146 7.000% 9/15/23	465	523
Pool #352022 7.000% 11/15/23	2,151	2,458
Pool #491089 7.000% 12/15/28	6,023	7,210
Pool #483598 7.000% 1/15/29	737	882
Pool #500928 7.000% 5/15/29	917	1,108
Pool #478658 7.000% 5/15/29	475	575
Pool #499410 7.000% 7/15/29	274	332
Pool #510083 7.000% 7/15/29	393	470
Pool #493723 7.000% 8/15/29	2,361	2,849
Pool #581417 7.000% 7/15/32	5,040	6,041

	Principal Amount	Value
Pool #591581 7.000% 8/15/32	$2,063	$2,484
Pool #203940 7.500% 4/15/17	232	238
Pool #193870 7.500% 5/15/17	356	367
Pool #226163 7.500% 7/15/17	624	644
Government National Mortgage Association II
Pool #82488 1.750% 3/20/40 1 year CMT + 1.500%, FRN	128,826	133,348
Pool #008746 2.000% 11/20/25 1 year CMT + 1.500%, FRN	1,253	1,282
Pool #080136 2.000% 11/20/27 1 year CMT + 1.500%, FRN	236	242
Pool #82462 2.500% 1/20/40 1 year CMT + 1.500%, FRN	103,521	106,950

		396,902

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $11,736,289)		11,713,869

U.S. TREASURY OBLIGATIONS — 14.0%
U.S. Treasury Bonds & Notes — 14.0%
U.S. Treasury Note 0.875% 7/15/18	10,500,000	10,518,969
U.S. Treasury Note 1.000% 12/15/17	1,040,000	1,044,647
U.S. Treasury Note (d) 1.500% 8/31/18	5,065,000	5,150,521
U.S. Treasury Note 1.750% 10/31/18	7,800,000	7,987,154

		24,701,291

TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,116,469)		24,701,291

TOTAL BONDS & NOTES (Cost $172,182,906)		172,166,804

TOTAL LONG-TERM INVESTMENTS (Cost $172,387,906)		172,247,205

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.4%
Commercial Paper — 1.4%
Ingerosoll-Rand (a) 0.550% 4/01/16	$2,500,000	$2,499,970

Time Deposit — 0.0%
Euro Time Deposit 0.010% 4/01/16	38,562	38,562

TOTAL SHORT-TERM INVESTMENTS (Cost $2,538,562)		2,538,532

TOTAL INVESTMENTS — 99.2% (Cost $174,926,468) (e)		174,785,737

Other Assets/(Liabilities) — 0.8%		1,470,304

NET ASSETS — 100.0%		$176,256,041

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $58,009,956 or 32.91% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2016, these securities amounted to a value of $1,305 or 0.00% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At March 31, 2016, these securities amounted to a value of $19,159 or 0.01% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.7%
Basic Materials — 3.1%
Forest Products & Paper — 1.4%
P.H. Glatfelter Co.	66,080	$1,369,838

Mining — 1.7%
Kaiser Aluminum Corp.	19,810	1,674,738

		3,044,576

Communications — 1.1%
Internet — 0.7%
Zynga, Inc. Class A (a)	304,590	694,465

Telecommunications — 0.4%
RigNet, Inc. (a)	27,530	376,611

		1,071,076

Consumer, Cyclical — 11.8%
Airlines — 1.1%
Spirit Airlines, Inc. (a)	22,170	1,063,716

Automotive & Parts — 1.7%
Dana Holding Corp.	63,144	889,699
Visteon Corp.	9,930	790,329

		1,680,028

Entertainment — 1.4%
International Speedway Corp. Class A	23,370	862,587
The Madison Square Garden Co. Class A (a)	3,290	547,324

		1,409,911

Retail — 6.9%
Burlington Stores, Inc. (a)	31,280	1,759,187
Popeyes Louisiana Kitchen, Inc. (a)	22,610	1,177,077
Sally Beauty Holdings, Inc. (a)	38,360	1,242,097
Sonic Corp.	34,080	1,198,253
Texas Roadhouse, Inc.	34,780	1,515,712

		6,892,326

Storage & Warehousing — 0.7%
Wesco Aircraft Holdings, Inc. (a)	48,530	698,347

		11,744,328

Consumer, Non-cyclical — 27.0%
Agriculture — 1.3%
Universal Corp. (b)	22,660	1,287,315

Biotechnology — 0.7%
Sage Therapeutics, Inc. (a)	7,750	248,465
Ultragenyx Pharmaceutical, Inc. (a)	7,600	481,156

		729,621

Commercial Services — 10.0%
ABM Industries, Inc.	36,290	1,172,530
Booz Allen Hamilton Holding Corp.	45,780	1,386,218

	Number of Shares	Value
James River Group Holdings Ltd.	30,780	$992,963
KAR Auction Services, Inc.	46,270	1,764,738
Korn/Ferry International	64,081	1,812,851
On Assignment, Inc. (a)	34,640	1,278,909
Paylocity Holding Corp. (a) (b)	31,130	1,019,196
Rent-A-Center, Inc.	31,580	500,543

		9,927,948

Foods — 2.2%
Pinnacle Foods, Inc.	49,330	2,204,064

Health Care – Products — 1.3%
NxStage Medical, Inc. (a)	40,770	611,142
The Spectranetics Corp. (a)	47,340	687,377

		1,298,519

Health Care – Services — 4.8%
Acadia Healthcare Co., Inc. (a)	17,710	975,998
Addus HomeCare Corp. (a)	10,600	182,214
HealthSouth Corp.	35,181	1,323,861
WellCare Health Plans, Inc. (a)	24,893	2,308,826

		4,790,899

Household Products — 3.1%
Acco Brands Corp. (a)	109,520	983,490
Prestige Brands Holdings, Inc. (a)	38,921	2,077,992

		3,061,482

Pharmaceuticals — 3.6%
Acadia Pharmaceuticals, Inc. (a) (b)	21,810	609,808
Akorn, Inc. (a) (b)	13,540	318,596
Anacor Pharmaceuticals, Inc. (a)	4,420	236,249
Axovant Sciences Ltd. (a) (b)	13,040	149,699
Diplomat Pharmacy, Inc. (a)	20,370	558,138
Impax Laboratories, Inc. (a)	12,350	395,447
Santhera Pharmaceutical Holding AG (a) (b)	3,518	255,942
TherapeuticsMD, Inc. (a) (b)	29,800	190,720
VWR Corp. (a)	31,400	849,684

		3,564,283

		26,864,131

Energy — 4.3%
Energy – Alternate Sources — 0.9%
Renewable Energy Group, Inc. (a)	100,309	946,917

Oil & Gas — 2.7%
Range Resources Corp. (b)	8,886	287,729
Suburban Propane Partners LP	40,990	1,225,191
Western Refining, Inc.	32,173	935,912
WPX Energy, Inc. (a)	30,080	210,259

		2,659,091

Pipelines — 0.7%
Cone Midstream Partners LP	53,705	671,850

		4,277,858

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 21.6%
Banks — 7.9%
BancorpSouth, Inc.	80,350	$1,712,258
FirstMerit Corp.	96,845	2,038,587
MB Financial, Inc.	58,260	1,890,537
Talmer Bancorp, Inc. Class A	33,130	599,322
Webster Financial Corp.	44,020	1,580,318

		7,821,022

Diversified Financial — 1.3%
Evercore Partners, Inc. Class A	14,400	745,200
Stifel Financial Corp. (a)	19,550	578,680

		1,323,880

Insurance — 2.1%
Endurance Specialty Holdings Ltd.	18,570	1,213,364
Old Republic International Corp.	46,790	855,321

		2,068,685

Real Estate — 1.0%
Four Corners Property Trust, Inc.	54,200	972,890

Real Estate Investment Trusts (REITS) — 6.3%
Brandywine Realty Trust	72,410	1,015,912
Chatham Lodging Trust	61,480	1,317,517
DiamondRock Hospitality Co.	125,450	1,269,554
DuPont Fabros Technology, Inc.	24,440	990,553
National Storage Affiliates Trust	57,950	1,228,540
Seritage Growth Properties Class A (b)	9,700	484,709

		6,306,785

Savings & Loans — 3.0%
BankUnited, Inc.	57,999	1,997,486
Oritani Financial Corp.	60,530	1,027,194

		3,024,680

		21,517,942

Industrial — 10.9%
Aerospace & Defense — 1.5%
AAR Corp.	29,180	679,019
Curtiss-Wright Corp.	10,580	800,588

		1,479,607

Building Materials — 2.9%
Boise Cascade Co. (a)	51,830	1,073,917
Masonite International Corp. (a)	20,630	1,351,265
Summit Materials, Inc. Class A (a)	24,033	467,442

		2,892,624

Electrical Components & Equipment — 1.5%
Energizer Holdings, Inc.	13,290	538,378
Generac Holdings, Inc. (a) (b)	25,690	956,695

		1,495,073

Engineering & Construction — 1.7%
AECOM (a)	36,027	1,109,271

	Number of Shares	Value
Dycom Industries, Inc. (a) (b)	9,940	$642,820

		1,752,091

Environmental Controls — 0.5%
Progressive Waste Solutions Ltd. (b)	15,750	488,723

Manufacturing — 0.9%
Matthews International Corp. Class A	17,410	896,093

Miscellaneous – Manufacturing — 0.5%
Hexcel Corp.	11,660	509,659

Transportation — 1.4%
Saia, Inc. (a)	18,436	518,974
Swift Transportation Co. (a) (b)	45,275	843,473

		1,362,447

		10,876,317

Technology — 15.9%
Computers — 5.3%
CACI International, Inc. Class A (a)	16,510	1,761,617
FleetMatics Group PLC (a)	20,390	830,077
Fortinet, Inc. (a)	30,535	935,287
j2 Global, Inc.	28,881	1,778,492

		5,305,473

Office Equipment/Supplies — 1.0%
Pitney Bowes, Inc.	46,950	1,011,303

Semiconductors — 3.6%
Cavium, Inc. (a)	16,680	1,020,149
Cypress Semiconductor Corp. (b)	77,423	670,483
MKS Instruments, Inc.	49,360	1,858,404

		3,549,036

Software — 6.0%
Black Knight Financial Services, Inc. Class A (a) (b)	32,790	1,017,474
Guidewire Software, Inc. (a)	22,960	1,250,861
Imperva, Inc. (a) (b)	21,450	1,083,225
Proofpoint, Inc. (a) (b)	18,450	992,241
SYNNEX Corp.	17,130	1,586,066

		5,929,867

		15,795,679

Utilities — 2.0%
Electric — 2.0%
Allete, Inc.	17,680	991,317
Portland General Electric Co.	24,630	972,639

		1,963,956

TOTAL COMMON STOCK (Cost $82,855,342)		97,155,863

TOTAL EQUITIES (Cost $82,855,342)		97,155,863

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 10.7%
Diversified Financial — 10.7%
State Street Navigator Securities Lending Prime Portfolio (c)	10,591,892	$10,591,892

TOTAL MUTUAL FUNDS (Cost $10,591,892)		10,591,892

TOTAL LONG-TERM INVESTMENTS (Cost $93,447,234)		107,747,755

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (d)	$2,511,632	2,511,632

TOTAL SHORT-TERM INVESTMENTS (Cost $2,511,632)		2,511,632

TOTAL INVESTMENTS — 110.9% (Cost $95,958,866) (e)		110,259,387

Other Assets/(Liabilities) — (10.9)%		(10,856,071)

NET ASSETS — 100.0%		$99,403,316

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2016, was $10,321,034 or 10.38% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,511,633. Collateralized by U.S. Government Agency obligations with rates ranging from 1.625% – 3.125%, maturity dates ranging from 12/31/19 – 5/15/21, and an aggregate market value, including accrued interest, of $2,561,938.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Special Situations Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Basic Materials — 2.8%
Chemicals — 2.8%
CSW Industrials, Inc. (a)	15,400	$485,101

Communications — 15.0%
Internet — 5.8%
F5 Networks, Inc. (a)	9,460	1,001,341

Media — 8.2%
Liberty Broadband Corp. Class A (a)	3,500	203,560
Starz Class A (a)	11,450	301,478
TEGNA, Inc.	17,000	398,820
Tribune Media Co. Class A	13,500	517,725

		1,421,583

Telecommunications — 1.0%
Windstream Holdings, Inc.	23,800	182,784

		2,605,708

Consumer, Cyclical — 17.3%
Auto Manufacturers — 1.8%
Oshkosh Corp.	7,500	306,525

Automotive & Parts — 1.7%
Allison Transmission Holdings, Inc.	10,700	288,686

Distribution & Wholesale — 1.5%
WESCO International, Inc. (a)	4,750	259,683

Entertainment — 5.0%
Gaming and Leisure Properties, Inc.	11,700	361,764
The Madison Square Garden Co. Class A (a)	3,010	500,744

		862,508

Leisure Time — 2.4%
Jarden Corp. (a)	7,150	421,492

Retail — 4.9%
Vista Outdoor, Inc. (a)	16,500	856,515

		2,995,409

Consumer, Non-cyclical — 21.1%
Biotechnology — 1.8%
Gilead Sciences, Inc.	3,400	312,324

Commercial Services — 3.6%
PayPal Holdings, Inc. (a)	12,600	486,360
Sotheby’s	5,200	138,996

		625,356

Cosmetics & Personal Care — 2.1%
Coty, Inc. Class A	13,000	361,790

Foods — 5.6%
ConAgra Foods, Inc.	8,500	379,270

	Number of Shares	Value
The J.M. Smucker Co.	4,560	$592,070

		971,340

Health Care – Products — 2.2%
Halyard Health, Inc. (a)	6,100	175,253
West Pharmaceutical Services, Inc.	3,100	214,892

		390,145

Pharmaceuticals — 5.8%
AbbVie, Inc.	6,300	359,856
Baxalta, Inc.	15,950	644,380

		1,004,236

		3,665,191

Energy — 6.6%
Oil & Gas — 4.3%
Murphy USA, Inc. (a)	3,100	190,495
Phillips 66	6,450	558,506

		749,001

Oil & Gas Services — 2.3%
NOW, Inc. (a)	22,400	396,928

		1,145,929

Financial — 8.1%
Diversified Financial — 3.1%
Legg Mason, Inc.	12,650	438,702
NorthStar Asset Management Group, Inc.	9,300	105,555

		544,257

Insurance — 0.8%
Fidelity & Guaranty Life	5,400	141,696

Real Estate Investment Trusts (REITS) — 1.9%
Communications Sales & Leasing, Inc. (a)	3,500	77,875
Mack-Cali Realty Corp.	10,600	249,100

		326,975

Savings & Loans — 2.3%
Beneficial Bancorp, Inc. (a)	22,400	306,656
Poage Bankshares, Inc.	5,400	89,586

		396,242

		1,409,170

Industrial — 21.4%
Aerospace & Defense — 1.7%
KLX, Inc. (a)	9,000	289,260

Electrical Components & Equipment — 3.6%
Energizer Holdings, Inc.	15,200	615,752

Electronics — 6.6%
Allegion PLC	8,500	541,535
Kimball Electronics, Inc. (a)	30,483	340,495

The accompanying notes are an integral part of the portfolio of investments.

MML Special Situations Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Knowles Corp. (a)	20,600	$271,508

		1,153,538

Machinery – Construction & Mining — 2.2%
Hyster-Yale Materials Handling, Inc.	5,800	386,280

Machinery – Diversified — 5.7%
AGCO Corp.	9,500	472,150
SPX FLOW, Inc. (a)	20,800	521,664

		993,814

Manufacturing — 1.6%
Pentair PLC	5,200	282,152

		3,720,796

Technology — 6.7%
Computers — 3.8%
NCR Corp. (a)	17,200	514,796
Science Applications International Corp.	2,900	154,686

		669,482

Software — 2.9%
CDK Global, Inc.	10,750	500,412

		1,169,894

TOTAL COMMON STOCK (Cost $17,784,297)		17,197,198

TOTAL EQUITIES (Cost $17,784,297)		17,197,198

TOTAL LONG-TERM INVESTMENTS (Cost $17,784,297)		17,197,198

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (b)	$188,903	188,903

TOTAL SHORT-TERM INVESTMENTS (Cost $188,903)		188,903

TOTAL INVESTMENTS — 100.1% (Cost $17,973,200) (c)		17,386,101

Other Assets/(Liabilities) — (0.1)%		(14,643)

NET ASSETS — 100.0%		$17,371,458

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $188,903. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $196,572.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.3%

COMMON STOCK — 90.7%
Bermuda — 1.3%
Jardine Strategic Holdings Ltd.	40,362	$1,204,614

Brazil — 3.7%
BM&F BOVESPA SA	284,600	1,217,345
Embraer SA Sponsored ADR (Brazil)	33,090	872,252
Estacio Participacoes SA	148,200	487,179
Kroton Educacional SA	155,719	497,171
Sul America SA	93,500	417,359

		3,491,306

Cayman Islands — 21.2%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	44,506	3,517,309
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	16,680	3,183,878
China Lodging Group Ltd. Sponsored ADR (Cayman Islands)	11,438	437,046
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	53,910	2,386,057
Homeinns Hotel Group ADR (Cayman Islands) (a) (b)	12,500	445,625
JD.com, Inc. ADR (Cayman Islands) (a)	64,282	1,703,473
Melco Crown Entertainment Ltd. ADR (Cayman Islands) (b)	62,010	1,023,785
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands)	44,940	1,554,475
SOHO China Ltd.	661,500	314,633
Tencent Holdings Ltd.	210,959	4,312,097
Tingyi Cayman Islands Holding Corp.	510,000	567,005
Want Want China Holdings Ltd.	1,045,000	774,965

		20,220,348

China — 3.5%
China Pacific Insurance Group Co. Ltd. Class H	248,000	927,699
PICC Property & Casualty Co. Ltd. Class H	242,000	444,135
Sinopharm Group Co. Ltd. Class H	381,600	1,715,132
Tsingtao Brewery Co. Ltd. Class H	70,000	265,719

		3,352,685

Colombia — 2.2%
Almacenes Exito SA (c)	29,800	154,790
Almacenes Exito SA	52,223	272,906
Grupo Aval Acciones y Valores (b)	115,650	893,974
Grupo de Inversiones Suramericana SA	60,351	802,532

		2,124,202

	Number of Shares	Value
Egypt — 0.5%
Commercial International Bank	116,539	$504,348

France — 2.6%
Kering	5,745	1,024,371
LVMH Moet Hennessy Louis Vuitton SE	8,706	1,489,064

		2,513,435

Hong Kong — 4.1%
AIA Group Ltd.	376,600	2,135,647
Hang Lung Properties Ltd.	127,000	242,931
Hang Lung Properties Ltd.	135,000	386,520
Hong Kong Exchanges and Clearing Ltd.	48,871	1,176,290

		3,941,388

India — 14.6%
Apollo Hospitals Enterprise Ltd.	40,805	826,447
Asian Paints Ltd.	13,887	182,573
Cipla Ltd.	18,560	144,537
Dr Reddy’s Laboratories Ltd.	24,752	1,137,927
Glenmark Pharmaceuticals Ltd.	25,147	301,786
Housing Development Finance Corp.	235,921	3,938,120
Infosys Technologies Ltd.	156,100	2,875,126
Kotak Mahindra Bank Ltd.	53,499	551,598
Lupin Ltd.	5,197	116,153
Sun Pharmaceutical Industries Ltd.	55,854	696,553
Tata Consultancy Services Ltd.	27,837	1,063,278
UltraTech Cement Ltd	13,243	646,708
Zee Entertainment Enterprises Ltd.	256,839	1,501,002

		13,981,808

Indonesia — 1.8%
Astra International Tbk PT	1,630,000	890,822
Indocement Tunggal Prakarsa Tbk PT	354,500	527,115
Semen Indonesia Persero Tbk PT	442,500	339,450

		1,757,387

Italy — 1.6%
Prada SpA	438,400	1,506,335

Japan — 0.6%
Fast Retailing Co., Ltd. (b)	1,800	575,758

Malaysia — 2.5%
Genting Bhd	750,400	1,884,807
Genting Malaysia	439,700	511,616

		2,396,423

Mexico — 5.7%
America Movil SAB de CV Sponsored ADR (Mexico)	33,480	519,944
Fomento Economico Mexicano SAB de CV	93,189	898,171
Grupo Aeroportuario del Sureste SAB de CV	29,105	438,231

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Grupo Financiero Banorte SAB de CV Class O	217,891	$1,234,793
Grupo Financiero Inbursa SAB de CV	496,847	994,433
Grupo Televisa SAB Sponsored ADR (Mexico)	35,220	967,141
Telesites SAB de C.V. (a)	50,990	28,775
Wal-Mart de Mexico SAB de CV	148,895	352,478

		5,433,966

Nigeria — 0.6%
Nigerian Breweries PLC	636,635	342,248
Zenith Bank PLC	3,850,015	208,228

		550,476

Philippines — 3.1%
Jollibee Foods Corp.	156,960	773,823
SM Investments Corp.	60,530	1,248,261
SM Prime Holdings, Inc.	2,025,500	967,188

		2,989,272

Poland — 0.5%
Bank Pekao SA	11,119	490,573

Republic of Korea — 1.2%
LG Household & Health Care Ltd.	133	109,874
NAVER Corp.	1,892	1,053,140

		1,163,014

Russia — 7.7%
Alrosa AO (a)	798,687	833,062
Magnit OJSC (a)	20,075	3,129,968
NovaTek OAO (d)	23,284	2,086,394
Sberbank of Russia PJSC Sponsored ADR (Russia)	189,230	1,307,987

		7,357,411

Singapore — 0.6%
Global Logistic Properties Ltd.	379,000	541,009

Taiwan — 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	626,000	3,131,061

Thailand — 0.8%
Airports of Thailand PCL	28,000	319,954
CP ALL PCL	350,800	456,200

		776,154

Turkey — 1.4%
Anadolu Efes Biracilik Ve Malt Sanayii AS	76,552	582,236
BIM Birlesik Magazalar AS	32,391	701,093

		1,283,329

United Arab Emirates — 1.4%
DP World Ltd.	71,445	1,342,081

United Kingdom — 3.0%
Glencore PLC	252,031	567,247

	Number of Shares	Value
Old Mutual PLC	480,151	$1,331,899
SABMiller PLC	15,544	949,918

		2,849,064

United States — 1.2%
Cognizant Technology Solutions Corp. Class A (a)	4,090	256,443
Las Vegas Sands Corp.	16,370	846,002

		1,102,445

TOTAL COMMON STOCK (Cost $90,420,945)		86,579,892

PREFERRED STOCK — 2.6%
Brazil — 2.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 2.380%	10,400	144,185
Lojas Americanas SA 0.640%	401,400	1,855,372

		1,999,557

Colombia — 0.4%
Banco Davivienda SA 1.580%	43,016	393,959

Germany — 0.1%
Zee Entertainment Enterprises Ltd. 6.000% (e)	5,038,404	69,236

TOTAL PREFERRED STOCK (Cost $2,579,253)		2,462,752

TOTAL EQUITIES (Cost $93,000,198)		89,042,644

MUTUAL FUNDS — 2.9%
United States — 2.9%
State Street Navigator Securities Lending Prime Portfolio (f)	2,821,925	2,821,925

TOTAL MUTUAL FUNDS (Cost $2,821,925)		2,821,925

WARRANTS — 0.0%
Malaysia — 0.0%
Genting BHD, Expires 12/18/18, Strike Price 7.96 (a)	81,500	46,583

TOTAL WARRANTS (Cost $38,402)		46,583

TOTAL LONG-TERM INVESTMENTS (Cost $95,860,525)		91,911,152

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 6.8%
Repurchase Agreement — 6.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (g)	$6,483,724	$6,483,724

TOTAL SHORT-TERM INVESTMENTS (Cost $6,483,724)		6,483,724

TOTAL INVESTMENTS — 103.0% (Cost $102,344,249) (h)		98,394,876

Other Assets/(Liabilities) — (3.0)%		(2,890,551)

NET ASSETS — 100.0%		$95,504,325

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2016, was $2,729,961 or 2.86% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $154,790 or 0.16% of net assets.
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2016, these securities amounted to a value of $2,086,394 or 2.18% of net assets.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2016, these securities amounted to a value of $69,236 or 0.07% of net assets.
(f)	Represents investment of security lending collateral. (Note 2).
(g)	Maturity value of $6,483,726. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/19, and an aggregate market value, including accrued interest, of $6,615,368.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Asset Momentum Fund (“Asset Momentum Fund”)

MML Blend Fund (“Blend Fund”)

MML Dynamic Bond Fund (“Dynamic Bond Fund”)

MML Equity Fund (“Equity Fund”)

MML Equity Rotation Fund (“Equity Rotation Fund”)

MML High Yield Fund (“High Yield Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML U.S. Government Money Market Fund (formerly known as MML Money Market Fund) (“U.S. Government Money Market Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML Small Cap Equity Fund (“Small Cap Equity Fund”)

MML Special Situations Fund (“Special Situations Fund”)

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

U.S. Government Money Market Fund’s name, investment objective, and investment strategy changed on May 1, 2016 when the Fund changed from a money market fund to a government money market fund.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded

Notes to Portfolio of Investments (Unaudited) (Continued)

on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Assistant Vice Presidents, Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The High Yield Fund and U.S. Government Money Market Fund characterized all investments at Level 2, as of March 31, 2016. The Equity Fund, Equity Rotation Fund, and Special Situations Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2016. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2016, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Asset Momentum Fund
Asset Investments
Common Stock	$7,919,656	$2,013,538 *	$-	$9,933,194
U.S. Treasury Obligations	-	999,902	-	999,902
Mutual Funds	1,240,448	-	-	1,240,448
Purchased Options	200	-	-	200
Short-Term Investments	-	7,381,743	-	7,381,743

Total Investments	$9,160,304	$10,395,183	$-	$19,555,487

Asset Derivatives
Forward Contracts	$-	$34,493	$-	$34,493
Futures Contracts	258,011	-	-	258,011

Total	$258,011	$34,493	$-	$292,504

Liability Derivatives
Forward Contracts	$-	$(1,480)	$-	$(1,480)
Futures Contracts	(8,714)	-	-	(8,714)

Total	$(8,714)	$(1,480)	$-	$(10,194)

Blend Fund
Asset Investments
Common Stock	$435,176,900	$-	$-	$435,176,900
Preferred Stock	614,547	-	-	614,547
Corporate Debt	-	66,229,035	-	66,229,035
Municipal Obligations	-	2,464,913	-	2,464,913
Non-U.S. Government Agency Obligations	-	45,370,593	19,159	45,389,752
Sovereign Debt Obligations	-	2,180,648	-	2,180,648
U.S. Government Agency Obligations and Instrumentalities	-	52,646,488	-	52,646,488
U.S. Treasury Obligations	-	23,387,183	-	23,387,183
Rights	-	-	19,928	19,928
Short-Term Investments	-	34,256,767	-	34,256,767

Total Investments	$435,791,447	$226,535,627	$39,087	$662,366,161

Asset Derivatives
Futures Contracts	$23,323	$-	$-	$23,323

Liability Derivatives
Futures Contracts	$(190,226)	$-	$-	$(190,226)
Swap Agreements	-	(67,227)	-	(67,227)

Total	$(190,226)	$(67,227)	$-	$(257,453)

Dynamic Bond Fund
Asset Investments
Corporate Debt	$-	$107,772,586	$-	$107,772,586
Municipal Obligations	-	814,344	-	814,344
Non-U.S. Government Agency Obligations	-	113,916,382	-	113,916,382
Sovereign Debt Obligations	-	2,401,750	-	2,401,750
U.S. Government Agency Obligations and Instrumentalities	-	47,177,127	-	47,177,127
U.S. Treasury Obligations	-	115,845,317	-	115,845,317
Mutual Funds	8,641,407	-	-	8,641,407
Short-Term Investments	-	4,626,624	-	4,626,624

Total Investments	$8,641,407	$392,554,130	$-	$401,195,537

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$24,625,363	$-	$24,625,363
Municipal Obligations	-	799,119	-	799,119
Non-U.S. Government Agency Obligations	-	209,260,553	36,532	209,297,085
U.S. Government Agency Obligations and Instrumentalities	-	1,441,288	-	1,441,288
U.S. Treasury Obligations	-	416,556,973	-	416,556,973
Short-Term Investments	-	126,012,282	-	126,012,282

Total Investments	$-	$778,695,578	$36,532	$778,732,110

Asset Derivatives
Futures Contracts	$24,195	$-	$-	$24,195
Swap Agreements	-	285,961	-	285,961

Total	$24,195	$285,961	$-	$310,156

Liability Derivatives
Futures Contracts	$(16,951)	$-	$-	$(16,951)
Swap Agreements	-	(216,485)	-	(216,485)

Total	$(16,951)	$(216,485)	$-	$(233,436)

Managed Bond Fund
Asset Investments
Preferred Stock	$3,083,580	$-	$-	$3,083,580
Corporate Debt	-	423,225,343	-	423,225,343
Municipal Obligations	-	16,001,914	-	16,001,914
Non-U.S. Government Agency Obligations	-	267,435,029	115,687	267,550,716
Sovereign Debt Obligations	-	10,403,160	-	10,403,160
U.S. Government Agency Obligations and Instrumentalities	-	322,355,620	-	322,355,620
U.S. Treasury Obligations	-	188,794,045	-	188,794,045
Short-Term Investments	-	213,124,345	-	213,124,345

Total Investments	$3,083,580	$1,441,339,456	$115,687	$1,444,538,723

Asset Derivatives
Futures Contracts	$214,563	$-	$-	$214,563

Liability Derivatives
Futures Contracts	$(385,334)	$-	$-	$(385,334)
Swap Agreements	-	(410,766)	-	(410,766)

Total	$(385,334)	$(410,766)	$-	$(796,100)

Short-Duration Bond Fund
Asset Investments
Preferred Stock	$80,401	$-	$-	$80,401
Corporate Debt	-	69,722,222	-	69,722,222
Municipal Obligations	-	328,691	-	328,691
Non-U.S. Government Agency Obligations	-	65,681,572	19,159	65,700,731
U.S. Government Agency Obligations and Instrumentalities	-	11,713,869	-	11,713,869
U.S. Treasury Obligations	-	24,701,291	-	24,701,291
Short-Term Investments	-	2,538,532	-	2,538,532

Total Investments	$80,401	$174,686,177	$19,159	$174,785,737

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund (Continued)
Asset Derivatives
Futures Contracts	$914	$-	$-	$914

Liability Derivatives
Futures Contracts	$(112,571)	$-	$-	$(112,571)
Swap Agreements	-	(59,826)	-	(59,826)

Total	$(112,571)	$(59,826)	$-	$(172,397)

Small Cap Equity Fund
Asset Investments
Common Stock	$96,899,921	$255,942 *	$-	$97,155,863
Mutual Funds	10,591,892	-	-	10,591,892
Short-Term Investments	-	2,511,632	-	2,511,632

Total Investments	$107,491,813	$2,767,574	$-	$110,259,387

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$-	$1,204,614	$-	$1,204,614
Brazil	872,252	2,619,054	-	3,491,306
Cayman Islands	14,251,648	5,968,700	-	20,220,348
China	-	3,352,685	-	3,352,685
Colombia	1,048,764	1,075,438	-	2,124,202
Egypt	-	504,348	-	504,348
France	-	2,513,435	-	2,513,435
Hong Kong	-	3,941,388	-	3,941,388
India	-	13,981,808	-	13,981,808
Indonesia	-	1,757,387	-	1,757,387
Italy	-	1,506,335	-	1,506,335
Japan	-	575,758	-	575,758
Malaysia	-	2,396,423	-	2,396,423
Mexico	5,433,966	-	-	5,433,966
Nigeria	-	550,476	-	550,476
Philippines	-	2,989,272	-	2,989,272
Poland	-	490,573	-	490,573
Republic of Korea	-	1,163,014	-	1,163,014
Russia	-	7,357,411	-	7,357,411
Singapore	-	541,009	-	541,009
Taiwan	-	3,131,061	-	3,131,061
Thailand	-	776,154	-	776,154
Turkey	-	1,283,329	-	1,283,329
United Arab Emirates	-	1,342,081	-	1,342,081
United Kingdom	-	2,849,064	-	2,849,064
United States	1,102,445	-	-	1,102,445
Preferred Stock*
Brazil	-	1,999,557	-	1,999,557
Colombia	-	393,959	-	393,959
Germany	-	69,236	-	69,236
Mutual Funds	2,821,925	-	-	2,821,925
Warrants	-	46,583	-	46,583
Short-Term Investments	-	6,483,724	-	6,483,724

Total Investments	$25,531,000	$72,863,876	$-	$98,394,876

Notes to Portfolio of Investments (Unaudited) (Continued)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/15	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 3/31/16	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/16
Blend Fund
Non-U.S. Government
Agency Obligations†	$83,266	$-	$81	$(44)	$-	$(64,144)	$-	$-	$19,159	$(44)
Rights	19,928	-	-	-	-	-	-	-	19,928	-

	$103,194	$-	$81	$(44)	$-	$(64,144)	$-	$-	$39,087	$(44)

Inflation-Protected and Income Fund
Non-U.S. Government
Agency Obligations†	$163,521	$-	$177	$(95)	$-	$(127,071)	$-	$-	$36,532	$(95)

Managed Bond Fund
Non-U.S. Government
Agency Obligations†	$509,567	$-	$524	$(283)	$-	$(394,121)	$-	$-	$115,687	$(283)

Short-Duration Bond Fund
Non-U.S. Government
Agency Obligations†	$83,266	$-	$82	$(45)	$-	$(64,144)	$-	$-	$19,159	$(45)

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy at March 31, 2016. The Funds recognize transfers between the Levels as of the beginning of the year.

None of the unobservable inputs, individually or collectively, had a material impact on the Funds.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than the derivatives original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at March 31, 2016, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Asset Momentum Fund	Blend Fund	Inflation- Protected and Income Fund	Managed Bond Fund	Short-Duration Bond Fund	Strategic Emerging Markets Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	M
Directional Exposures to Currencies	A
Intention to Create Investment Leverage in Portfolio	M

Futures Contracts**
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	M	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Interest Rate Swaps***
Hedging/Risk Management			A
Duration Management			A
Asset/Liability Management			M
Substitution for Direct Investment			M
Intention to Create Investment Leverage in Portfolio			M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management		A	A	A	A
Duration/Credit Quality Management		A	A	A	A
Income		A	A	A	A
Substitution for Direct Investment		A	A	A	A
Intention to Create Investment Leverage in Portfolio		M	M	M	M

Options (Purchased)
Hedging/Risk Management	A
Duration/Credit Quality Management	M
Substitution for Direct Investment	M
Directional Investment	M
Intention to Create Investment Leverage in Portfolio	M

Rights and Warrants
Hedging/Risk Management		M
Duration/Credit Quality Management		M
Directional Investment		M
Intention to Create Investment Leverage in Portfolio		M
Result of a Corporate Action		A				A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At March 31, 2016, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Commodity Risk	Total

Asset Momentum Fund
Asset Derivatives
Forward Contracts	$-	$-	$34,493	$-	$-	$34,493
Futures Contracts	-	254,984	-	-	3,027	258,011
Purchased Options	-	200	-	-	-	200

Total Value	$-	$255,184	$34,493	$-	$3,027	$292,704

Liability Derivatives
Forward Contracts	$-	$-	$(1,480)	$-	$-	$(1,480)
Futures Contracts	-	-	-	-	(8,714)	(8,714)

Total Value	$-	$-	$(1,480)	$-	$(8,714)	$(10,194)

Blend Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$23,323	$-	$23,323
Rights	-	19,928	-	-	-	19,928

Total Value	$-	$19,928	$-	$23,323	$-	$43,251

Liability Derivatives
Futures Contracts	$-	$(137,126)	$-	$(53,100)	$-	$(190,226)
Swap Agreements	(67,227)	-	-	-	-	(67,227)

Total Value	$(67,227)	$(137,126)	$-	$(53,100)	$-	$(257,453)

Inflation-Protected and Income Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$24,195	$-	$24,195
Swap Agreements	-	-	-	285,961	-	285,961

Total Value	$-	$-	$-	$310,156	$-	$310,156

Liability Derivatives
Futures Contracts	$-	$-	$-	$(16,951)	$-	$(16,951)
Swap Agreements	(216,485)	-	-	-	-	(216,485)

Total Value	$(216,485)	$-	$-	$(16,951)	$-	$(233,436)

Managed Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$214,563	$-	$214,563

Liability Derivatives
Futures Contracts	$-	$-	$-	$(385,334)	$-	$(385,334)
Swap Agreements	(410,766)	-	-	-	-	(410,766)

Total Value	$(410,766)	$-	$-	$(385,334)	$-	$(796,100)

Short-Duration Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$914	$-	$914

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Commodity Risk	Total
Short-Duration Bond Fund (Continued)
Liability Derivatives
Futures Contracts	$-	$-	$-	$(112,571)	$-	$(112,571)
Swap Agreements	(59,826)	-	-	-	-	(59,826)

Total Value	$(59,826)	$-	$-	$(112,571)	$-	$(172,397)

Strategic Emerging Markets Fund
Asset Derivatives
Warrants	$-	$46,583	$-	$-	$-	$46,583

At March 31, 2016, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Forward Contracts	Futures Contracts	Purchased Options	Swap Agreements	Rights	Warrants
Asset Momentum Fund	$1,406,350	129	40	$-	-	-
Blend Fund	-	418	-	1,090,000	37,600	-
Inflation-Protected and Income Fund	-	241	-	39,810,000	-	-
Managed Bond Fund	-	1,716	-	6,660,000	-	-
Short-Duration Bond Fund	-	426	-	970,000	-	-
Strategic Emerging Markets Fund	-	-	-	-	-	81,500

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for rights, warrants and purchased options at March 31, 2016.

Further details regarding the derivatives and other investments held by the Funds at March 31, 2016, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Notes to Portfolio of Investments (Unaudited) (Continued)

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at March 31, 2016. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Asset Momentum Fund
Contracts to Buy
AUD	404,549	JP Morgan Chase Bank	06/14/16		$300,000	$9,101
AUD	267,363	JP Morgan Chase Bank	06/16/16		200,000	4,264
BRL	764,720	JP Morgan Chase Bank	06/17/16		200,000	8,467
JPY	33,575,760	JP Morgan Chase Bank	04/25/16		300,000	(1,480)

					$1,000,000	$20,352

Cross Currency Forwards
BRL	746,340	Barclays Bank PLC	06/16/16	GBP	$208,155	$2,395

NZD	300,000	JP Morgan Chase Bank	04/07/16	THB	198,195	10,266

						$12,661

AUD	Australian Dollar
BRL	Brazilian Real
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
THB	Thai Baht

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures

Notes to Portfolio of Investments (Unaudited) (Continued)

transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at March 31, 2016:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Asset Momentum Fund
Futures Contracts — Long
Mini MSCI Emerging Market	06/17/16	10	$416,950	$12,963
Russell 2000 Mini Index	06/17/16	4	443,840	11,305
S&P 500 E Mini Index	06/17/16	105	10,770,375	230,716
Gold 100 OZ	06/28/16	3	370,680	(8,714)
Soybean	07/14/16	4	183,550	236
Silver	07/27/16	3	232,530	2,791

				$249,297

Blend Fund
Futures Contracts — Long
U.S. Ultra Bond	06/21/16	31	$5,348,469	$(40,313)
U.S. Treasury Note 2 Year	06/30/16	82	17,937,500	(12,787)
U.S. Treasury Note 5 Year	06/30/16	174	21,082,547	22,537

				$(30,563)

Futures Contracts — Short
S&P 500 E Mini Index	06/17/16	92	$(9,436,900)	$(137,126)
U.S. Treasury Note 10 Year	06/21/16	39	(5,085,234)	786

				$(136,340)

Inflation-Protected and Income Fund
Futures Contracts — Long
U.S. Ultra Bond	06/21/16	1	$172,531	$(190)

Futures Contracts — Short
U.S. Long Bond	06/21/16	2	$(328,875)	$(68)
U.S. Treasury Note 10 Year	06/21/16	11	(1,434,297)	(13,610)
U.S. Treasury Note 2 Year	06/30/16	198	(43,312,500)	24,195
U.S. Treasury Note 5 Year	06/30/16	29	(3,513,758)	(3,083)

				$7,434

Managed Bond Fund
Futures Contracts — Long
U.S. Ultra Bond	06/21/16	211	$36,404,094	$(275,000)
U.S. Treasury Note 2 Year	06/30/16	475	103,906,250	(110,334)
U.S. Treasury Note 5 Year	06/30/16	932	112,924,907	120,714

				$(264,620)

Future Contract — Short
U.S. Long Bond	06/21/16	98	$(16,114,875)	$93,849

Notes to Portfolio of Investments (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	06/30/16	323	$70,656,250	$(35,328)

Futures Contracts — Short
U.S. Treasury Note 10 Year	06/21/16	39	$(5,085,234)	$914
U.S. Treasury Note 5 Year	06/30/16	64	(7,754,500)	(77,243)

				$(76,329)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit

Notes to Portfolio of Investments (Unaudited) (Continued)

of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap transactions at March 31, 2016. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Blend Fund
Credit Default Swaps — Sell Protection†
OTC Swaps
Goldman Sachs International	USD	500,000	11/17/45	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	$(31,146)	$308	$(30,838)
Goldman Sachs International	USD	430,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	10,717	(37,238)	(26,521)
Goldman Sachs International	USD	160,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	2,951	(12,819)	(9,868)

						(17,478)	(49,749)	(67,227)

Inflation-Protected and Income Fund*
Credit Default Swaps — Sell Protection†
OTC Swaps
Goldman Sachs International	USD	1,600,000	11/17/45	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	$(99,669)	$986	$(98,683)
Goldman Sachs International	USD	330,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	6,087	(26,440)	(20,353)
Goldman Sachs International	USD	890,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	22,182	(77,074)	(54,892)
JP Morgan Chase Bank N.A.	USD	690,000	11/17/45	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	(43,407)	850	(42,557)

						(114,807)	(101,678)	(216,485)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Inflation-Protected and Income Fund (Continued)
Interest Rate Swaps
OTC Swaps
Bank of America	USD	11,000,000	11/06/17	1.275%	USA-CPI-U	$64,994	$-	$64,994
Goldman Sachs International	USD	8,500,000	10/13/17	1.125%	USA-CPI-U	57,095	-	57,095
Goldman Sachs International	USD	8,300,000	1/13/18	1.295%	USA-CPI-U	57,524	-	57,524
JP Morgan Chase Bank N.A.	USD	8,500,000	2/17/18	1.033%	USA-CPI-U	106,348	-	106,348

						285,961	-	285,961

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Managed Bond Fund**
Credit Default Swaps — Sell Protection†
OTC Swaps
Goldman Sachs International	USD	3,200,000	11/17/45	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	$(199,336)	$1,971	$(197,365)
Goldman Sachs International	USD	2,540,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	63,305	(219,964)	(156,659)
Goldman Sachs International	USD	920,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	16,968	(73,710)	(56,742)

						(119,063)	(291,703)	(410,766)

Short-Duration Bond Fund
Credit Default Swaps — Sell Protection†
OTC Swaps
Goldman Sachs International	USD	410,000	11/17/45	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	$(25,540)	$253	$(25,287)
Goldman Sachs International	USD	150,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	2,766	(12,018)	(9,252)
Goldman Sachs International	USD	410,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	10,219	(35,506)	(25,287)

						(12,555)	(47,271)	(59,826)

USD	U.S. Dollar
*	Collateral for swap agreements held by Goldman Sachs International amounted to $291,048 in securities at March 31, 2016.
**	Collateral for swap agreements held by Goldman Sachs International amounted to $339,151 in securities at March 31, 2016.
†	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Standard & Poor’s Ratings Group rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.
††	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Notes to Portfolio of Investments (Unaudited) (Continued)

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and

Notes to Portfolio of Investments (Unaudited) (Continued)

will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2016, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same

Notes to Portfolio of Investments (Unaudited) (Continued)

securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

The Fund(s) listed in the following table had open reverse repurchase transactions at March 31, 2016:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 3/04/16, 0.660%, to be repurchased on demand until 6/02/16 at value plus accrued interest.	$72,524,000
Agreement with Daiwa Securities, dated 1/07/16, 0.600%, to be repurchased on demand until 4/08/16 at value plus accrued interest.	62,184,415
Agreement with Goldman Sachs & Co., dated 2/09/16, 0.650%, to be repurchased on demand until 5/04/16 at value plus accrued interest.	83,580,715
Agreement with HSBC Finance Corp., dated 3/03/16, 0.630%, to be repurchased on demand until 6/03/16 at value plus accrued interest.	96,777,875
Agreement with Morgan Stanley & Co., dated 2/02/16, 0.630%, to be repurchased on demand until 5/03/16 at value plus accrued interest.	19,758,100

$334,825,105

Average balance outstanding	$335,006,452
Maximum balance outstanding	$351,048,927
Average interest rate	0.60%
Weighted average maturity	30 days

Notes to Portfolio of Investments (Unaudited) (Continued)

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

The Asset Momentum Fund, Blend Fund, Dynamic Bond Fund, Equity Fund, Equity Rotation Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, Short-Duration Bond Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund may lend their securities; however, lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the Asset Momentum Fund, Blend Fund, Dynamic Bond Fund, Equity Fund, Equity Rotation Fund, High Yield Fund, Inflation-Protected and Income Fund, Short-Duration Bond Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund, respectively, taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the Borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2016, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at March 31, 2016.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from

Notes to Portfolio of Investments (Unaudited) (Continued)

litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among classes to which the expense relates based on relative net assets.

Foreign Securities

The Asset Momentum Fund invests a significant amount of its assets and the Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Blend Fund, Dynamic Bond Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, and Short-Duration Bond Fund and annually for the Asset Momentum

Notes to Portfolio of Investments (Unaudited) (Continued)

Fund, Equity Fund, Equity Rotation Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund, and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At March 31, 2016, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asset Momentum Fund	$18,897,962	$866,692	$(209,167)	$657,525
Blend Fund	556,988,777	113,123,841	(7,746,457)	105,377,384
Dynamic Bond Fund	403,679,421	6,335,488	(8,819,372)	(2,483,884)
Equity Fund	655,143,015	142,040,737	(29,352,563)	112,688,174
Equity Rotation Fund	19,014,266	1,399,463	(873,524)	525,939
High Yield Fund	148,380,210	2,234,903	(10,931,023)	(8,696,120)
Inflation-Protected and Income Fund	765,834,032	15,609,675	(2,711,597)	12,898,078
Managed Bond Fund	1,431,902,947	29,980,323	(17,344,547)	12,635,776
Short-Duration Bond Fund	174,926,468	2,708,528	(2,849,259)	(140,731)
Small Cap Equity Fund	95,958,866	18,906,560	(4,606,039)	14,300,521
Special Situations Fund	17,973,200	732,100	(1,319,199)	(587,099)
Strategic Emerging Markets Fund	102,344,249	6,793,601	(10,742,974)	(3,949,373)

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at March 31, 2016, is the same for financial reporting and federal income tax purposes.

4.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amount sought to be recovered from the Blend Fund and Small Cap Equity Fund, plus interest and the Official Committee’s court costs, are approximately $207,400 and $93,500, respectively.

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset value depending on the net assets of the each applicable Fund at the time of such judgment or settlement.

5.	Subsequent Events

Management has evaluated the events and transactions subsequent to March 31, 2016, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MML Series Investment Fund II

By        /s/ Jeffrey M. Dube

             Jeffrey M. Dube, President and Principal Executive Officer

Date      5/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By        /s/ Jeffrey M. Dube

             Jeffrey M. Dube, President and Principal Executive Officer

Date      5/23/2016

By        /s/ Nicholas H. Palmerino

             Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date      5/23/2016